UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2024

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	61.1%
U.S. Government Agency Mortgage-Backed Securities	13.6%
Corporate Bonds	10.0%
U.S. Treasury Securities	9.8%
Collateralized Mortgage Obligations	1.5%
Collateralized Loan Obligations	1.4%
Asset-Backed Securities	1.0%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.4%
Commercial Mortgage-Backed Securities	0.2%
Sovereign Governments and Agencies	0.1%
Exchange-Traded Funds	0.1%
Preferred Stocks	0.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(1.0)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,140.30	$4.84	0.91%
I Class	$1,000	$1,141.90	$3.78	0.71%
R5 Class	$1,000	$1,141.30	$3.78	0.71%
Hypothetical
Investor Class	$1,000	$1,020.34	$4.57	0.91%
I Class	$1,000	$1,021.33	$3.57	0.71%
R5 Class	$1,000	$1,021.33	$3.57	0.71%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 61.1%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	5,407	$2,513,877
Air Freight and Logistics — 0.7%
FedEx Corp.	7,865	2,058,900
United Parcel Service, Inc., Class B	26,267	3,873,857
		5,932,757
Automobile Components — 0.4%
Aptiv PLC(1)	48,155	3,419,005
Automobiles — 0.5%
Tesla, Inc.(1)	22,589	4,140,112
Banks — 2.1%
Bank of America Corp.	140,273	5,191,504
JPMorgan Chase & Co.	48,404	9,280,983
Regions Financial Corp.	218,833	4,216,912
		18,689,399
Beverages — 0.8%
PepsiCo, Inc.	38,782	6,822,142
Biotechnology — 1.4%
AbbVie, Inc.	41,004	6,668,891
Amgen, Inc.	13,681	3,747,773
Vertex Pharmaceuticals, Inc.(1)	5,487	2,155,348
		12,572,012
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	109,362	19,138,350
Building Products — 0.9%
Johnson Controls International PLC	81,637	5,312,120
Masco Corp.	36,663	2,509,582
		7,821,702
Capital Markets — 2.5%
Ameriprise Financial, Inc.	8,193	3,373,796
BlackRock, Inc.	5,110	3,856,210
Intercontinental Exchange, Inc.	18,795	2,420,044
Morgan Stanley	75,056	6,818,087
S&P Global, Inc.	13,151	5,468,580
		21,936,717
Chemicals — 1.1%
Ecolab, Inc.	16,715	3,780,097
Linde PLC	14,351	6,328,217
		10,108,314
Communications Equipment — 0.6%
Cisco Systems, Inc.	117,329	5,512,116
Consumer Finance — 0.4%
American Express Co.	15,382	3,599,849
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	5,521	3,991,131
Sysco Corp.	63,464	4,716,645

	Shares/Principal Amount	Value
Target Corp.	31,677	$5,099,363
		13,807,139
Containers and Packaging — 0.4%
Ball Corp.	45,108	3,138,164
Distributors — 0.3%
LKQ Corp.	63,752	2,749,624
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	149,145	5,889,736
Electric Utilities — 0.9%
NextEra Energy, Inc.	124,044	8,307,227
Electrical Equipment — 0.7%
Eaton Corp. PLC	17,528	5,578,461
Generac Holdings, Inc.(1)	5,482	745,333
		6,323,794
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	22,475	5,435,803
Keysight Technologies, Inc.(1)	32,570	4,818,406
		10,254,209
Energy Equipment and Services — 0.7%
Schlumberger NV	137,291	6,518,577
Entertainment — 0.6%
Electronic Arts, Inc.	13,694	1,736,673
Liberty Media Corp.-Liberty Formula One, Class C(1)	11,003	769,880
Walt Disney Co.	23,388	2,598,407
		5,104,960
Financial Services — 1.8%
Block, Inc.(1)	15,108	1,102,884
Mastercard, Inc., Class A	11,302	5,099,462
Visa, Inc., Class A	35,547	9,548,280
		15,750,626
Food Products — 0.4%
Mondelez International, Inc., Class A	52,087	3,747,139
Ground Transportation — 0.8%
Uber Technologies, Inc.(1)	39,862	2,641,655
Union Pacific Corp.	20,700	4,909,212
		7,550,867
Health Care Equipment and Supplies — 0.5%
Dexcom, Inc.(1)	7,952	1,013,005
Intuitive Surgical, Inc.(1)	8,629	3,198,080
		4,211,085
Health Care Providers and Services — 1.7%
Cigna Group	17,397	6,211,425
UnitedHealth Group, Inc.	18,995	9,187,881
		15,399,306
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	8,646	1,370,996
Chipotle Mexican Grill, Inc.(1)	547	1,728,301
Starbucks Corp.	31,636	2,799,470
		5,898,767
Household Products — 0.7%
Colgate-Palmolive Co.	18,239	1,676,529

	Shares/Principal Amount	Value
Procter & Gamble Co.	29,812	$4,865,318
		6,541,847
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	19,613	3,780,014
Industrial REITs — 0.8%
Prologis, Inc.	69,667	7,109,517
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	16,956	3,381,535
MetLife, Inc.	38,891	2,764,372
Progressive Corp.	18,612	3,875,949
Prudential Financial, Inc.	25,585	2,826,631
		12,848,487
Interactive Media and Services — 4.1%
Alphabet, Inc., Class A(1)	150,563	24,508,645
Meta Platforms, Inc., Class A	27,931	12,015,078
		36,523,723
IT Services — 1.1%
Accenture PLC, Class A	16,681	5,019,480
International Business Machines Corp.	29,204	4,853,705
		9,873,185
Leisure Products — 0.1%
YETI Holdings, Inc.(1)	34,325	1,226,089
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	40,068	5,490,919
Danaher Corp.	28,133	6,938,160
Thermo Fisher Scientific, Inc.	8,642	4,914,878
		17,343,957
Machinery — 1.6%
Cummins, Inc.	15,143	4,277,746
Deere & Co.	6,350	2,485,454
Parker-Hannifin Corp.	7,343	4,001,274
Xylem, Inc.	26,537	3,468,386
		14,232,860
Oil, Gas and Consumable Fuels — 1.6%
ConocoPhillips	62,960	7,909,035
EOG Resources, Inc.	51,054	6,745,765
		14,654,800
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	46,042	2,023,086
Eli Lilly & Co.	4,965	3,878,162
Merck & Co., Inc.	49,029	6,335,527
Novo Nordisk AS, Class B	34,375	4,408,325
Zoetis, Inc.	21,189	3,374,136
		20,019,236
Semiconductors and Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	48,536	7,687,132
Analog Devices, Inc.	27,651	5,547,067
Applied Materials, Inc.	26,556	5,275,349
ASML Holding NV	2,827	2,462,353
Broadcom, Inc.	1,962	2,551,130

	Shares/Principal Amount	Value
NVIDIA Corp.	33,621	$29,049,216
		52,572,247
Software — 7.1%
Adobe, Inc.(1)	2,863	1,325,082
Cadence Design Systems, Inc.(1)	17,298	4,767,848
Crowdstrike Holdings, Inc., Class A(1)	3,416	999,317
Microsoft Corp.	118,988	46,325,598
Salesforce, Inc.	23,045	6,197,722
ServiceNow, Inc.(1)	1,972	1,367,247
Workday, Inc., Class A(1)	7,210	1,764,503
		62,747,317
Specialized REITs — 0.3%
Equinix, Inc.	4,197	2,984,529
Specialty Retail — 2.1%
CarMax, Inc.(1)	24,115	1,639,097
Home Depot, Inc.	25,197	8,421,341
TJX Cos., Inc.	57,069	5,369,622
Tractor Supply Co.	11,329	3,093,723
		18,523,783
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	135,714	23,116,166
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	1,864	1,525,628
TOTAL COMMON STOCKS (Cost $358,967,629)		542,480,957
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 6.31%, (1-year H15T1Y plus 2.25%), 9/1/35	$47,631	48,876
FHLMC, VRN, 5.87%, (1-year RFUCC plus 1.86%), 7/1/36	12,001	12,319
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	38,796	39,791
FHLMC, VRN, 6.25%, (1-year H15T1Y plus 2.26%), 4/1/37	48,190	49,385
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	23,400	23,441
FHLMC, VRN, 7.34%, (1-year RFUCC plus 1.63%), 1/1/44	46,069	47,091
FHLMC, VRN, 5.52%, (1-year RFUCC plus 1.60%), 6/1/45	25,939	26,494
FHLMC, VRN, 5.76%, (1-year RFUCC plus 1.63%), 8/1/46	61,703	63,162
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	108,056	109,312
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	21,006	21,354
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	20,938	21,294
FNMA, VRN, 6.19%, (1-year H15T1Y plus 2.15%), 3/1/38	49,723	51,096
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	92,693	87,315
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	50,629	47,632
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	70,453	72,625
		721,187
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 13.5%
FHLMC, 2.00%, 6/1/36	1,689,074	1,467,546
FHLMC, 3.50%, 2/1/49	1,770,202	1,554,875
FHLMC, 3.00%, 1/1/50	1,618,788	1,345,250
FHLMC, 3.50%, 5/1/50	285,534	249,904
FHLMC, 2.50%, 5/1/51	1,876,870	1,501,553
FHLMC, 3.50%, 5/1/51	927,410	809,805
FHLMC, 3.00%, 7/1/51	718,067	599,716
FHLMC, 2.00%, 8/1/51	1,576,042	1,200,372

	Shares/Principal Amount	Value
FHLMC, 2.50%, 8/1/51	$1,716,112	$1,363,422
FHLMC, 2.50%, 10/1/51	886,795	716,772
FHLMC, 3.00%, 12/1/51	1,112,351	922,086
FHLMC, 3.00%, 2/1/52	979,942	817,999
FHLMC, 3.50%, 5/1/52	1,204,198	1,052,426
FHLMC, 4.00%, 5/1/52	1,474,613	1,322,278
FHLMC, 4.00%, 5/1/52	1,055,212	954,702
FHLMC, 4.00%, 6/1/52	3,233,735	2,925,755
FHLMC, 5.00%, 7/1/52	622,450	597,303
FHLMC, 4.50%, 10/1/52	2,248,168	2,073,315
FHLMC, 4.50%, 10/1/52	1,670,807	1,540,798
FHLMC, 6.00%, 11/1/52	2,907,982	2,897,325
FHLMC, 5.50%, 12/1/52	470,505	458,306
FHLMC, 6.00%, 1/1/53	1,587,626	1,579,267
FHLMC, 6.50%, 11/1/53	1,641,628	1,659,104
FNMA, 2.00%, 5/1/36	759,682	661,465
FNMA, 2.00%, 11/1/36	2,641,967	2,292,845
FNMA, 2.50%, 12/1/36	1,835,820	1,637,001
FNMA, 2.00%, 1/1/37	1,046,320	908,098
FNMA, 4.50%, 9/1/41	129,720	123,334
FNMA, 3.50%, 5/1/42	586,070	525,723
FNMA, 3.50%, 6/1/42	202,371	181,531
FNMA, 3.00%, 2/1/50	242,458	203,792
FNMA, 2.50%, 6/1/50	925,658	740,430
FNMA, 2.50%, 10/1/50	1,939,588	1,541,618
FNMA, 2.50%, 12/1/50	1,343,832	1,066,816
FNMA, 2.50%, 2/1/51	2,398,079	1,925,807
FNMA, 3.00%, 6/1/51	123,851	104,749
FNMA, 2.50%, 12/1/51	1,033,778	827,459
FNMA, 2.50%, 2/1/52	567,575	452,997
FNMA, 3.00%, 2/1/52	1,870,546	1,558,518
FNMA, 3.00%, 2/1/52	1,050,006	874,833
FNMA, 2.00%, 3/1/52	2,801,657	2,145,204
FNMA, 2.50%, 3/1/52	1,299,868	1,045,460
FNMA, 3.00%, 3/1/52	1,892,224	1,590,413
FNMA, 3.00%, 4/1/52	432,323	360,210
FNMA, 3.50%, 4/1/52	713,885	616,010
FNMA, 4.00%, 4/1/52	1,356,630	1,222,666
FNMA, 4.00%, 4/1/52	606,413	548,876
FNMA, 4.00%, 4/1/52	434,177	389,848
FNMA, 3.00%, 5/1/52	1,111,742	937,805
FNMA, 3.50%, 5/1/52	1,953,284	1,691,545
FNMA, 3.50%, 5/1/52	1,758,714	1,518,310
FNMA, 3.50%, 5/1/52	1,653,868	1,452,877
FNMA, 4.00%, 5/1/52	1,897,304	1,698,491
FNMA, 3.00%, 6/1/52	495,449	417,932
FNMA, 3.50%, 6/1/52	1,598,013	1,402,022
FNMA, 4.50%, 7/1/52	1,442,641	1,330,501
FNMA, 5.00%, 8/1/52	3,231,984	3,067,695
FNMA, 4.50%, 9/1/52	751,040	702,395
FNMA, 5.00%, 9/1/52	961,235	922,412

	Shares/Principal Amount	Value
FNMA, 5.00%, 10/1/52	$2,801,401	$2,659,644
FNMA, 5.50%, 10/1/52	1,543,452	1,502,411
FNMA, 5.00%, 1/1/53	2,361,718	2,242,624
FNMA, 5.50%, 1/1/53	2,632,728	2,566,413
FNMA, 6.50%, 1/1/53	2,655,872	2,687,671
FNMA, 5.50%, 3/1/53	443,663	432,376
FNMA, 4.00%, 4/1/53	498,646	450,560
FNMA, 6.00%, 9/1/53	2,253,761	2,239,500
FNMA, 6.00%, 9/1/53	1,479,501	1,472,251
GNMA, 6.00%, TBA	1,733,000	1,729,515
GNMA, 6.50%, TBA	1,718,000	1,739,706
GNMA, 7.00%, 4/20/26	3,541	3,605
GNMA, 7.50%, 8/15/26	3,094	3,102
GNMA, 7.00%, 5/15/31	11,861	12,055
GNMA, 4.50%, 6/15/41	131,490	125,157
GNMA, 3.50%, 6/20/42	233,275	210,081
GNMA, 3.00%, 5/20/50	511,364	437,926
GNMA, 3.00%, 7/20/50	1,352,256	1,153,398
GNMA, 2.00%, 10/20/50	4,220,864	3,327,588
GNMA, 2.50%, 11/20/50	1,800,605	1,459,791
GNMA, 2.50%, 2/20/51	1,297,612	1,066,907
GNMA, 3.50%, 6/20/51	885,571	785,184
GNMA, 3.00%, 7/20/51	1,271,556	1,084,407
GNMA, 2.50%, 9/20/51	1,112,755	913,861
GNMA, 2.50%, 12/20/51	1,708,312	1,402,694
GNMA, 4.00%, 9/20/52	3,449,120	3,127,758
GNMA, 4.50%, 9/20/52	3,300,429	3,078,087
GNMA, 4.50%, 10/20/52	2,689,269	2,507,963
GNMA, 5.00%, 4/20/53	1,547,716	1,483,160
GNMA, 5.50%, 4/20/53	1,908,950	1,874,005
UMBS, 5.50%, TBA	4,955,000	4,809,854
UMBS, 6.00%, TBA	3,121,000	3,092,472
		119,979,293
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $127,968,399)		120,700,480
CORPORATE BONDS — 10.0%
Aerospace and Defense — 0.3%
BAE Systems PLC, 5.30%, 3/26/34(2)	293,000	284,613
Boeing Co., 6.30%, 5/1/29(2)(3)	210,000	210,966
Boeing Co., 6.53%, 5/1/34(2)(3)	158,000	159,308
Boeing Co., 5.81%, 5/1/50	381,000	337,442
Howmet Aerospace, Inc., 5.95%, 2/1/37	360,000	360,306
L3Harris Technologies, Inc., 5.35%, 6/1/34	420,000	406,022
Northrop Grumman Corp., 4.90%, 6/1/34	218,000	207,982
Northrop Grumman Corp., 5.15%, 5/1/40	195,000	183,268
RTX Corp., 5.375%, 2/27/53	160,000	149,287
RTX Corp., 6.40%, 3/15/54	470,000	504,542
		2,803,736
Air Freight and Logistics — 0.0%
GXO Logistics, Inc., 6.50%, 5/6/34(3)	210,000	209,626
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	200,000	204,539

	Shares/Principal Amount	Value
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	$260,000	$269,483
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	350,000	344,379
General Motors Financial Co., Inc., 5.85%, 4/6/30	300,000	299,123
General Motors Financial Co., Inc., 5.75%, 2/8/31	145,000	143,311
General Motors Financial Co., Inc., 6.10%, 1/7/34	260,000	258,410
General Motors Financial Co., Inc., 5.95%, 4/4/34	337,000	329,746
Hyundai Capital America, 6.50%, 1/16/29(2)	117,000	120,574
Hyundai Capital America, 6.20%, 9/21/30(2)	233,000	237,384
Toyota Motor Credit Corp., 5.25%, 9/11/28	201,000	201,189
Toyota Motor Credit Corp., 5.55%, 11/20/30	410,000	414,245
Toyota Motor Credit Corp., 4.80%, 1/5/34	190,000	180,678
		3,003,061
Banks — 1.8%
Bank of America Corp., VRN, 5.29%, 4/25/34	1,030,000	992,591
Bank of America Corp., VRN, 5.47%, 1/23/35	1,165,000	1,133,409
BNP Paribas SA, VRN, 5.34%, 6/12/29(2)	295,000	292,293
BNP Paribas SA, VRN, 5.89%, 12/5/34(2)	495,000	500,274
BPCE SA, VRN, 7.00%, 10/19/34(2)	260,000	273,659
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	350,000	343,127
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	145,000	147,600
Citibank NA, 5.57%, 4/30/34	250,000	249,209
Citigroup, Inc., VRN, 3.67%, 7/24/28	555,000	523,057
Citigroup, Inc., VRN, 5.17%, 2/13/30	155,000	151,632
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	112,048
Citigroup, Inc., VRN, 6.27%, 11/17/33	735,000	754,524
Danske Bank AS, VRN, 1.55%, 9/10/27(2)	385,000	349,560
Danske Bank AS, VRN, 5.71%, 3/1/30(2)	215,000	212,391
Fifth Third Bancorp, 8.25%, 3/1/38	385,000	441,189
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	330,000	330,363
Huntington Bancshares, Inc., VRN, 6.21%, 8/21/29	265,000	266,196
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	347,000	327,722
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	468,000	463,154
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	1,314,000	1,341,283
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	260,000	269,370
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	215,000	208,502
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	279,000	279,303
KeyCorp, VRN, 3.88%, 5/23/25	330,000	328,028
M&T Bank Corp., VRN, 6.08%, 3/13/32	314,000	306,902
Mitsubishi UFJ Financial Group, Inc., VRN, 5.43%, 4/17/35	350,000	341,687
Morgan Stanley Bank NA, VRN, 4.95%, 1/14/28	740,000	729,091
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	205,000	204,609
Truist Financial Corp., VRN, 7.16%, 10/30/29	498,000	521,601
U.S. Bancorp, VRN, 6.79%, 10/26/27	475,000	487,239
U.S. Bancorp, VRN, 5.78%, 6/12/29	821,000	822,795
Wells Fargo & Co., VRN, 6.30%, 10/23/29	840,000	860,825
Wells Fargo & Co., VRN, 5.39%, 4/24/34	841,000	810,788
Wells Fargo & Co., VRN, 5.56%, 7/25/34	372,000	362,769
		15,738,790
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,675,000	1,560,024

	Shares/Principal Amount	Value
Keurig Dr Pepper, Inc., 5.20%, 3/15/31	$700,000	$684,502
		2,244,526
Biotechnology — 0.2%
AbbVie, Inc., 5.05%, 3/15/34	120,000	117,087
AbbVie, Inc., 5.35%, 3/15/44	275,000	266,106
AbbVie, Inc., 5.40%, 3/15/54	159,000	154,051
Amgen, Inc., 4.05%, 8/18/29	390,000	366,978
Amgen, Inc., 5.25%, 3/2/33	428,000	418,852
Amgen, Inc., 5.65%, 3/2/53	465,000	446,561
		1,769,635
Building Products — 0.0%
Carrier Global Corp., 6.20%, 3/15/54	95,000	99,133
Capital Markets — 0.8%
ARES Capital Corp., 7.00%, 1/15/27	360,000	366,519
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	205,000	216,500
BlackRock Funding, Inc., 5.00%, 3/14/34	281,000	273,046
Blue Owl Capital Corp., 3.40%, 7/15/26	63,000	59,092
Blue Owl Capital Corp., 5.95%, 3/15/29	141,000	138,481
Charles Schwab Corp., VRN, 6.20%, 11/17/29	196,000	200,657
Charles Schwab Corp., VRN, 6.14%, 8/24/34	180,000	182,611
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	1,280,000	1,321,142
Goldman Sachs Group, Inc., VRN, 6.56%, 10/24/34	380,000	400,134
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	290,000	290,268
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	296,153
Jefferies Financial Group, Inc., 6.20%, 4/14/34	375,000	370,890
Morgan Stanley, VRN, 5.16%, 4/20/29	311,000	306,005
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	175,340
Morgan Stanley, VRN, 6.34%, 10/18/33	490,000	508,420
Morgan Stanley, VRN, 6.63%, 11/1/34	320,000	337,797
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	151,996
Nasdaq, Inc., 5.55%, 2/15/34	92,000	90,028
Northern Trust Corp., VRN, 3.375%, 5/8/32	231,000	213,813
Nuveen LLC, 5.85%, 4/15/34(2)	250,000	246,683
UBS Group AG, VRN, 5.71%, 1/12/27(2)	400,000	399,094
UBS Group AG, VRN, 9.02%, 11/15/33(2)	745,000	880,718
		7,425,387
Chemicals — 0.1%
Air Products & Chemicals, Inc., 4.85%, 2/8/34	310,000	296,187
Dow Chemical Co., 4.375%, 11/15/42	130,000	105,622
LYB International Finance III LLC, 5.50%, 3/1/34	290,000	281,639
		683,448
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	303,237
Veralto Corp., 5.45%, 9/18/33(2)	510,000	500,451
Waste Connections, Inc., 3.20%, 6/1/32	335,000	285,376
Waste Management, Inc., 4.625%, 2/15/33	170,000	161,950
		1,251,014
Communications Equipment — 0.1%
Cisco Systems, Inc., 4.95%, 2/26/31	710,000	698,675
Cisco Systems, Inc., 5.30%, 2/26/54	152,000	146,369
		845,044

	Shares/Principal Amount	Value
Consumer Finance — 0.1%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(2)	$510,000	$513,991
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(2)	270,000	265,743
Synchrony Financial, 4.25%, 8/15/24	358,000	356,118
		1,135,852
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 6.00%, 1/17/34	515,000	529,991
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(2)	478,000	463,394
WRKCo, Inc., 3.00%, 9/15/24	201,000	198,832
		662,226
Diversified Consumer Services — 0.1%
Cornell University, 4.84%, 6/15/34	160,000	155,451
Novant Health, Inc., 3.17%, 11/1/51	245,000	160,532
Pepperdine University, 3.30%, 12/1/59	355,000	231,083
President & Fellows of Harvard College, 4.61%, 2/15/35	80,000	76,739
		623,805
Diversified REITs — 0.1%
Agree LP, 2.90%, 10/1/30	400,000	337,388
Brixmor Operating Partnership LP, 5.50%, 2/15/34	203,000	193,828
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	197,580
Kite Realty Group LP, 5.50%, 3/1/34	89,000	84,932
Store Capital LLC, 2.70%, 12/1/31	93,000	71,944
VICI Properties LP, 5.75%, 4/1/34	305,000	293,711
VICI Properties LP, 6.125%, 4/1/54	120,000	112,187
		1,291,570
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.50%, 5/15/35	357,000	320,657
AT&T, Inc., 4.90%, 8/15/37	286,000	260,170
AT&T, Inc., 4.85%, 3/1/39	685,000	610,602
Sprint Capital Corp., 6.875%, 11/15/28	291,000	304,978
Sprint Capital Corp., 8.75%, 3/15/32	580,000	685,294
Verizon Communications, Inc., 2.36%, 3/15/32	495,000	395,144
Verizon Communications, Inc., 4.81%, 3/15/39	125,000	113,265
		2,690,110
Electric Utilities — 0.8%
American Electric Power Co., Inc., 5.20%, 1/15/29	465,000	457,687
Baltimore Gas & Electric Co., 2.25%, 6/15/31	172,000	141,257
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	340,000	317,206
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	153,000	146,872
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	133,180
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	129,216
Duke Energy Corp., 2.55%, 6/15/31	230,000	189,297
Duke Energy Corp., 5.00%, 8/15/52	230,000	196,560
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	300,424
Duke Energy Florida LLC, 5.875%, 11/15/33	120,000	122,711
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	171,672
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	349,855
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	265,120
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	111,517
Exelon Corp., 5.15%, 3/15/28	203,000	200,375

	Shares/Principal Amount	Value
Florida Power & Light Co., 2.45%, 2/3/32	$391,000	$319,762
Florida Power & Light Co., 4.125%, 2/1/42	169,000	139,560
Indianapolis Power & Light Co., 5.70%, 4/1/54(2)	150,000	142,516
MidAmerican Energy Co., 4.40%, 10/15/44	265,000	218,829
MidAmerican Energy Co., 3.15%, 4/15/50	200,000	130,583
MidAmerican Energy Co., 5.85%, 9/15/54	340,000	342,312
Nevada Power Co., 6.00%, 3/15/54	90,000	89,892
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	280,000	274,103
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	240,000	216,536
Northern States Power Co., 3.20%, 4/1/52	240,000	156,239
Northern States Power Co., 5.10%, 5/15/53	260,000	235,933
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33	156,000	156,794
Pacific Gas & Electric Co., 6.40%, 6/15/33	80,000	81,440
Pacific Gas & Electric Co., 6.95%, 3/15/34	150,000	158,603
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	119,254
PECO Energy Co., 4.375%, 8/15/52	340,000	276,815
PPL Electric Utilities Corp., 4.85%, 2/15/34	129,000	122,952
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	245,800
Union Electric Co., 5.45%, 3/15/53	240,000	225,347
Union Electric Co., 5.25%, 1/15/54	160,000	145,988
Vistra Operations Co. LLC, 6.00%, 4/15/34(2)	146,000	142,033
		7,174,240
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	111,000	108,860
Warnermedia Holdings, Inc., 3.79%, 3/15/25	93,000	91,249
Warnermedia Holdings, Inc., 5.14%, 3/15/52	420,000	321,891
		522,000
Financial Services — 0.1%
Antares Holdings LP, 2.75%, 1/15/27(2)	256,000	229,140
Corebridge Financial, Inc., 3.90%, 4/5/32	190,000	165,839
Corebridge Financial, Inc., 5.75%, 1/15/34	170,000	167,099
Corebridge Global Funding, 5.20%, 1/12/29(2)	355,000	348,630
GE Capital Funding LLC, 4.55%, 5/15/32	360,000	339,214
		1,249,922
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(2)	475,000	370,500
Kraft Heinz Foods Co., 5.00%, 6/4/42	295,000	263,644
Mars, Inc., 4.75%, 4/20/33(2)	377,000	360,618
Mars, Inc., 3.875%, 4/1/39(2)	109,000	89,714
Mondelez International, Inc., 2.625%, 3/17/27	310,000	287,878
Nestle Holdings, Inc., 4.85%, 3/14/33(2)	310,000	304,164
		1,676,518
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(2)	400,000	394,094
Ashtead Capital, Inc., 5.80%, 4/15/34(2)	207,000	201,559
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	243,667
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	175,000	118,683
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	162,000	151,722
Union Pacific Corp., 3.55%, 8/15/39	480,000	380,817
United Rentals North America, Inc., 6.00%, 12/15/29(2)	170,000	168,428
		1,658,970

	Shares/Principal Amount	Value
Health Care Equipment and Supplies — 0.2%
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	$355,000	$356,941
Solventum Corp., 5.60%, 3/23/34(2)	530,000	511,358
Stryker Corp., 4.85%, 12/8/28	650,000	636,985
		1,505,284
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	560,000	489,329
Centene Corp., 4.625%, 12/15/29	214,000	199,455
Centene Corp., 3.375%, 2/15/30	349,000	304,346
Cigna Group, 5.60%, 2/15/54	158,000	148,920
CVS Health Corp., 5.625%, 2/21/53	250,000	230,769
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	126,059
HCA, Inc., 5.20%, 6/1/28	175,000	172,018
HCA, Inc., 5.45%, 4/1/31	210,000	205,684
HCA, Inc., 5.60%, 4/1/34	451,000	440,231
HCA, Inc., 5.90%, 6/1/53	320,000	301,718
Humana, Inc., 5.75%, 4/15/54	221,000	207,801
ICON Investments Six DAC, 6.00%, 5/8/34(3)	226,000	225,765
IQVIA, Inc., 6.25%, 2/1/29	442,000	449,572
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	142,456
UnitedHealth Group, Inc., 5.05%, 4/15/53	540,000	491,621
Universal Health Services, Inc., 1.65%, 9/1/26	377,000	342,628
		4,478,372
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	212,000	180,354
Marriott International, Inc., 5.30%, 5/15/34	210,000	201,487
Starbucks Corp., 2.55%, 11/15/30	475,000	401,573
		783,414
Household Products — 0.0%
Clorox Co., 1.80%, 5/15/30	385,000	314,124
Industrial Conglomerates — 0.0%
Honeywell International, Inc., 5.25%, 3/1/54	300,000	284,606
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	172,000	176,642
Insurance — 0.1%
Athene Holding Ltd., 6.25%, 4/1/54	252,000	245,141
Chubb INA Holdings LLC, 5.00%, 3/15/34	365,000	353,561
MetLife, Inc., 6.40%, 12/15/66	200,000	199,412
		798,114
IT Services — 0.2%
Black Knight InfoServ LLC, 3.625%, 9/1/28(2)	1,229,000	1,142,277
Kyndryl Holdings, Inc., 6.35%, 2/20/34	325,000	323,368
		1,465,645
Machinery — 0.2%
AGCO Corp., 5.80%, 3/21/34	293,000	286,791
Ingersoll Rand, Inc., 5.70%, 8/14/33	197,000	195,764
John Deere Capital Corp., 4.90%, 3/7/31	740,000	723,401
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	201,000	197,667
		1,403,623
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	171,000	171,462

	Shares/Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35	$115,000	$108,707
Comcast Corp., 3.20%, 7/15/36	320,000	251,781
Comcast Corp., 3.75%, 4/1/40	295,000	233,910
Comcast Corp., 2.94%, 11/1/56	445,000	259,904
Cox Communications, Inc., 3.15%, 8/15/24(2)	96,000	95,247
Fox Corp., 6.50%, 10/13/33	236,000	242,403
Fox Corp., 5.48%, 1/25/39	192,000	175,961
Paramount Global, 4.20%, 5/19/32	249,000	203,446
Time Warner Cable LLC, 6.55%, 5/1/37	285,000	259,182
WPP Finance 2010, 3.75%, 9/19/24	316,000	313,297
		2,315,300
Metals and Mining — 0.1%
Glencore Funding LLC, 6.50%, 10/6/33(2)	175,000	180,355
Glencore Funding LLC, 5.63%, 4/4/34(2)	145,000	140,337
Glencore Funding LLC, 5.89%, 4/4/54(2)	95,000	90,015
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(2)	395,000	385,501
		796,208
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., 2.65%, 6/1/31	255,000	210,296
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	234,453
DTE Energy Co., 4.875%, 6/1/28	200,000	194,646
DTE Energy Co., 5.85%, 6/1/34(3)	294,000	292,669
Engie SA, 5.625%, 4/10/34(2)	218,000	214,677
Engie SA, 5.875%, 4/10/54(2)	210,000	200,203
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	480,000	488,866
Sempra, 3.25%, 6/15/27	180,000	167,787
		2,003,597
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 6.00%, 6/13/33(2)	150,000	149,752
BP Capital Markets America, Inc., 4.99%, 4/10/34	320,000	309,141
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	179,738
Cenovus Energy, Inc., 2.65%, 1/15/32	255,000	206,514
Cheniere Energy, Inc., 4.625%, 10/15/28	420,000	401,804
Cheniere Energy, Inc., 5.65%, 4/15/34(2)	158,000	154,738
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(2)	370,000	371,351
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	330,559
Diamondback Energy, Inc., 5.40%, 4/18/34	292,000	283,862
Diamondback Energy, Inc., 5.75%, 4/18/54	160,000	152,851
Energy Transfer LP, 5.75%, 2/15/33	312,000	309,726
Energy Transfer LP, 6.55%, 12/1/33	156,000	162,640
Energy Transfer LP, 5.55%, 5/15/34	294,000	286,304
Energy Transfer LP, 4.90%, 3/15/35	270,000	247,296
Energy Transfer LP, 6.125%, 12/15/45	140,000	134,617
EQT Corp., 3.625%, 5/15/31(2)	240,000	208,415
Equinor ASA, 3.25%, 11/18/49	230,000	157,512
Marathon Oil Corp., 5.70%, 4/1/34	340,000	328,824
Northern Natural Gas Co., 5.625%, 2/1/54(2)	155,000	148,521
Occidental Petroleum Corp., 6.625%, 9/1/30	267,000	276,858
Occidental Petroleum Corp., 6.45%, 9/15/36	150,000	154,904
Ovintiv, Inc., 6.25%, 7/15/33	160,000	161,350
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	36,973

	Shares/Principal Amount	Value
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	$460,000	$453,330
Shell International Finance BV, 2.375%, 11/7/29	290,000	251,977
Shell International Finance BV, 4.375%, 5/11/45	180,000	151,020
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	150,000	131,905
		6,142,482
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., 5.00%, 2/14/34	255,000	244,937
Kenvue, Inc., 4.90%, 3/22/33	1,070,000	1,036,331
		1,281,268
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.20%, 2/22/34	768,000	752,459
Bristol-Myers Squibb Co., 5.50%, 2/22/44	155,000	150,458
Bristol-Myers Squibb Co., 5.55%, 2/22/54	410,000	395,979
Eli Lilly & Co., 5.00%, 2/9/54	217,000	201,949
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	370,000	352,655
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	235,000	219,304
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	565,000	541,945
Viatris, Inc., 4.00%, 6/22/50	91,000	59,580
		2,674,329
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	84,000	60,870
Retail REITs — 0.2%
Kimco Realty OP LLC, 6.40%, 3/1/34	282,000	291,939
Kite Realty Group Trust, 4.75%, 9/15/30	290,000	271,131
NNN REIT, Inc., 5.60%, 10/15/33	405,000	397,539
Realty Income Corp., 4.75%, 2/15/29	265,000	256,532
Realty Income Corp., 3.20%, 2/15/31	192,000	165,053
		1,382,194
Semiconductors and Semiconductor Equipment — 0.1%
KLA Corp., 4.95%, 7/15/52	311,000	282,708
Texas Instruments, Inc., 5.15%, 2/8/54	315,000	295,476
		578,184
Software — 0.1%
Microsoft Corp., 2.92%, 3/17/52	300,000	197,897
Open Text Corp., 6.90%, 12/1/27(2)	227,000	231,969
Oracle Corp., 3.60%, 4/1/40	457,000	342,620
		772,486
Specialized REITs — 0.1%
American Tower Corp., 5.55%, 7/15/33	387,000	378,089
EPR Properties, 4.95%, 4/15/28	530,000	498,286
		876,375
Specialty Retail — 0.1%
AutoZone, Inc., 4.00%, 4/15/30	280,000	259,183
AutoZone, Inc., 6.55%, 11/1/33	203,000	215,565
Lowe's Cos., Inc., 5.625%, 4/15/53	330,000	315,002
O'Reilly Automotive, Inc., 5.75%, 11/20/26	318,000	320,047
		1,109,797
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.70%, 8/5/51	1,015,000	626,157
Apple, Inc., 3.95%, 8/8/52	25,000	19,710

	Shares/Principal Amount	Value
Dell International LLC/EMC Corp., 5.40%, 4/15/34	$168,000	$162,832
		808,699
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.35%, 11/27/28	490,000	505,738
Tapestry, Inc., 7.85%, 11/27/33	189,000	197,510
		703,248
Trading Companies and Distributors — 0.0%
Aircastle Ltd., 5.95%, 2/15/29(2)	195,000	192,588
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.30%, 3/1/31	520,000	511,841
Aon North America, Inc., 5.75%, 3/1/54	245,000	237,044
		748,885
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.15%, 2/27/37	210,000	214,487
TOTAL CORPORATE BONDS (Cost $92,865,941)		89,159,425
U.S. TREASURY SECURITIES — 9.8%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	573,867
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	121,277
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,324,969
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	609,574
U.S. Treasury Bonds, 2.375%, 2/15/42	1,900,000	1,332,746
U.S. Treasury Bonds, 3.25%, 5/15/42	1,200,000	964,266
U.S. Treasury Bonds, 3.375%, 8/15/42	600,000	489,680
U.S. Treasury Bonds, 2.75%, 11/15/42	750,000	553,242
U.S. Treasury Bonds, 4.00%, 11/15/42	1,300,000	1,158,625
U.S. Treasury Bonds, 3.875%, 2/15/43	400,000	349,547
U.S. Treasury Bonds, 2.875%, 5/15/43	1,000,000	748,711
U.S. Treasury Bonds, 3.875%, 5/15/43	1,200,000	1,046,859
U.S. Treasury Bonds, 4.375%, 8/15/43	2,220,000	2,073,966
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	512,086
U.S. Treasury Bonds, 4.75%, 11/15/43	4,400,000	4,317,500
U.S. Treasury Bonds, 4.50%, 2/15/44	200,000	189,937
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	451,734
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,167,156
U.S. Treasury Bonds, 3.00%, 5/15/45	300,000	224,871
U.S. Treasury Bonds, 2.375%, 11/15/49	1,100,000	701,830
U.S. Treasury Bonds, 3.00%, 8/15/52	100,000	72,223
U.S. Treasury Bonds, 4.00%, 11/15/52	1,500,000	1,314,726
U.S. Treasury Bonds, 3.625%, 2/15/53	200,000	163,453
U.S. Treasury Bonds, 4.125%, 8/15/53	2,300,000	2,060,297
U.S. Treasury Bonds, 4.75%, 11/15/53	2,300,000	2,288,859
U.S. Treasury Notes, 1.50%, 2/15/25(4)	1,500,000	1,455,451
U.S. Treasury Notes, 2.875%, 6/15/25(4)	500,000	487,344
U.S. Treasury Notes, 4.625%, 2/28/26	2,000,000	1,984,766
U.S. Treasury Notes, 0.875%, 6/30/26	200,000	183,293
U.S. Treasury Notes, 4.625%, 9/15/26	10,000,000	9,923,047
U.S. Treasury Notes, 4.625%, 11/15/26	1,800,000	1,786,641
U.S. Treasury Notes, 4.125%, 2/15/27	12,600,000	12,349,477
U.S. Treasury Notes, 4.25%, 3/15/27	2,500,000	2,458,105
U.S. Treasury Notes, 4.50%, 4/15/27	2,400,000	2,375,812
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	872,637

	Shares/Principal Amount	Value
U.S. Treasury Notes, 4.375%, 11/30/28	$1,300,000	$1,280,551
U.S. Treasury Notes, 1.875%, 2/28/29	1,500,000	1,316,660
U.S. Treasury Notes, 4.25%, 2/28/29	3,000,000	2,939,414
U.S. Treasury Notes, 2.875%, 4/30/29	700,000	642,592
U.S. Treasury Notes, 4.625%, 4/30/29	9,000,000	8,966,250
U.S. Treasury Notes, 3.875%, 11/30/29	700,000	671,016
U.S. Treasury Notes, 3.875%, 12/31/29	1,000,000	958,164
U.S. Treasury Notes, 4.875%, 10/31/30	6,000,000	6,053,555
U.S. Treasury Notes, 4.375%, 11/30/30	1,200,000	1,177,266
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,364,160
U.S. Treasury Notes, 4.00%, 1/31/31	1,200,000	1,151,297
U.S. Treasury Notes, 4.125%, 3/31/31	500,000	483,047
U.S. Treasury Notes, 4.625%, 4/30/31	500,000	497,695
TOTAL U.S. TREASURY SECURITIES (Cost $90,671,795)		87,190,241
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,894	1,793
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.93%, (1-month SOFR plus 2.61%), 7/25/29(2)	400,000	400,659
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 7.38%, (1-month SOFR plus 2.06%), 7/25/29(2)	105,618	105,716
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(2)	625,000	625,000
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	783	728
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(2)	247,152	212,742
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(2)	216,109	173,381
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(2)	579,008	460,721
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.03%, (30-day average SOFR plus 2.70%), 10/25/33(2)	193,977	194,415
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(2)	760,000	776,415
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(2)	844,157	761,875
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(2)	184,519	152,783
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.18%, (30-day average SOFR plus 2.85%), 10/25/34(2)	224,341	225,850
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	167,149	142,479
JP Morgan Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.92%, 6/25/54(2)	835,337	828,466
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(2)	633,492	537,155
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(2)	875,000	874,991
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.54%, 3/25/53(2)	265,908	256,714
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.56%, 4/25/53(2)	438,626	418,272
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(2)	519,723	518,075
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	1,100,000	1,099,997

	Shares/Principal Amount	Value
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, VRN, 6.31%, 3/25/54(2)	$640,372	$636,709
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	36,579	31,053
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	446,000	410,042
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.21%, 3/25/64(2)	1,306,823	1,290,292
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(2)	172,628	143,401
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	180,645	159,402
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	206,574	182,341
		11,621,467
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.33%, (30-day average SOFR plus 2.00%), 6/25/43(2)	198,228	199,856
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	85,341	85,444
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.44%, (30-day average SOFR plus 3.11%), 10/25/29	110,000	113,389
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,260,984	1,056,845
		1,455,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,413,494)		13,077,001
COLLATERALIZED LOAN OBLIGATIONS — 1.4%
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.55%, (1-month SOFR plus 2.23%), 2/19/38(2)	474,000	474,345
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(2)	284,980	284,270
ARES XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/29(2)	500,000	501,250
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(2)	404,017	405,284
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.35%, (1-month SOFR plus 1.03%), 1/18/36(2)	379,646	378,645
BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.08%, (1-month SOFR plus 1.76%), 2/15/38(2)	1,090,000	971,814
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/15/30(2)	350,000	349,993
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.77%, (3-month SOFR plus 2.46%), 8/14/30(2)	450,000	450,679
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(2)	209,058	209,347
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.73%, (3-month SOFR plus 2.40%), 1/20/33(2)	545,914	546,908
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.99%, (3-month SOFR plus 1.66%), 11/22/33(2)	22,132	22,177
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.90%, (1-month SOFR plus 2.58%), 8/17/37(2)	566,000	568,591
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/18/30(2)	575,000	575,500
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.74%, (3-month SOFR plus 1.41%), 7/20/31(2)	394,143	394,561
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.88%, (1-month SOFR plus 1.56%), 10/16/36(2)	1,075,000	1,057,484
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/16/31(2)	375,000	375,563

	Shares/Principal Amount	Value
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.09%, (3-month SOFR plus 1.76%), 7/19/30(2)	$700,000	$701,545
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.23%, (3-month SOFR plus 1.90%), 10/15/30(2)	550,000	550,187
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 7.65%, (1-month SOFR plus 2.34%), 5/25/38(2)	398,930	399,393
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.22%, (3-month SOFR plus 1.91%), 8/15/30(2)	900,000	902,585
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.07%, (1-month SOFR plus 2.75%), 5/19/38(2)	475,500	474,899
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.24%, (3-month SOFR plus 1.91%), 4/25/31(2)	725,000	725,716
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.16%, (3-month SOFR plus 1.83%), 10/18/30(2)	525,000	525,277
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(2)	67,625	67,616
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,007,575)		11,913,629
ASSET-BACKED SECURITIES — 1.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	642,000	575,775
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	667,347	588,441
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(2)	237,406	220,951
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	1,779,291	1,606,856
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(2)	921,930	840,618
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(2)	700,000	695,229
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	1,150,000	1,042,449
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	287,514	257,531
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	545,892	440,578
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(2)	695,116	619,819
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	1,400,000	1,180,583
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(2)	853,870	850,156
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	121,906	115,358
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	103,784	102,489
TOTAL ASSET-BACKED SECURITIES (Cost $10,050,214)		9,136,833
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	769,529
FNMA, 0.75%, 10/8/27	2,000,000	1,742,587
FNMA, 0.875%, 8/5/30	1,900,000	1,499,463
FNMA, 6.625%, 11/15/30	400,000	440,090
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	240,246
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,145,475)		4,691,915
MUNICIPAL SECURITIES — 0.4%
California State University Rev., 2.98%, 11/1/51	500,000	327,175
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	219,192
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	539,075

	Shares/Principal Amount	Value
Houston GO, 3.96%, 3/1/47	$120,000	$98,730
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	415,892
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	128,793
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	106,114
New York City GO, 6.27%, 12/1/37	95,000	99,457
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	240,067
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	45,963
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	158,096
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	218,369
State of California GO, 4.60%, 4/1/38	180,000	166,920
State of California GO, 7.60%, 11/1/40	80,000	94,590
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	185,000	180,522
University of California Rev., 3.07%, 5/15/51	180,000	121,646
TOTAL MUNICIPAL SECURITIES (Cost $3,890,073)		3,160,601
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)	537,839	457,512
BX Trust, Series 2018-GW, Class A, VRN, 6.42%, (1-month SOFR plus 1.10%), 5/15/35(2)	492,000	490,333
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(2)	1,064,000	1,017,823
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,089,796)		1,965,668
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54	170,000	154,672
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27	600,000	576,992
Philippines — 0.0%
Philippines Government International Bonds, 6.375%, 10/23/34	150,000	160,347
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $934,041)		892,011
EXCHANGE-TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust (Cost $715,265)	1,508	756,986
PREFERRED STOCKS — 0.0%
Capital Markets — 0.0%
Goldman Sachs Group, Inc., Series X, 7.50% (Cost $325,000)	325,000	329,349
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,793,744)	11,793,744	11,793,744
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $730,838,441)		897,248,840
OTHER ASSETS AND LIABILITIES — (1.0)%		(8,721,058)
TOTAL NET ASSETS — 100.0%		$888,527,782

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	21,911	USD	23,877	Bank of America N.A.	6/20/24	$(446)
EUR	628,497	USD	675,599	Citibank N.A.	6/20/24	(3,531)
EUR	635,747	USD	683,139	Citibank N.A.	6/20/24	(3,319)
EUR	55,027	USD	59,751	Bank of America N.A.	6/28/24	(887)
EUR	115,342	USD	123,140	JPMorgan Chase Bank N.A.	6/28/24	241
EUR	75,453	USD	80,567	JPMorgan Chase Bank N.A.	6/28/24	145
USD	1,412,649	EUR	1,286,155	Goldman Sachs & Co.	6/20/24	37,330
USD	804,183	EUR	739,548	Bank of America N.A.	6/28/24	13,084
USD	97,630	EUR	90,831	Bank of America N.A.	6/28/24	467
USD	803,974	EUR	739,548	JPMorgan Chase Bank N.A.	6/28/24	12,876
USD	804,404	EUR	739,548	Morgan Stanley	6/28/24	13,306
						$69,266

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	130	June 2024	$26,345,313	$(31,142)
U.S. Treasury 5-Year Notes	129	June 2024	13,511,742	(47,986)
U.S. Treasury Long Bonds	30	June 2024	3,414,375	(159,935)
U.S. Treasury Ultra Bonds	36	June 2024	4,304,250	(111,320)
			$47,575,680	$(350,383)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	74	June 2024	$8,156,188	$31,856
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$4,850,000	$286,655	$26,611	$313,266
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,914,728, which represented 5.4% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $778,663.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $730,838,441)	$897,248,840
Cash	663,602
Receivable for investments sold	5,069,000
Receivable for capital shares sold	72,982
Unrealized appreciation on forward foreign currency exchange contracts	77,449
Interest and dividends receivable	2,918,804
906,050,677

Liabilities
Payable for investments purchased	16,574,766
Payable for capital shares redeemed	198,963
Payable for variation margin on futures contracts	84,673
Payable for variation margin on swap agreements	3,454
Unrealized depreciation on forward foreign currency exchange contracts	8,183
Accrued management fees	652,856
17,522,895

Net Assets	$888,527,782

Net Assets Consist of:
Capital (par value and paid-in surplus)	$798,123,503
Distributable earnings (loss)	90,404,279
$888,527,782

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$801,059,348	43,961,072	$18.22
I Class, $0.01 Par Value	$85,653,955	4,696,171	$18.24
R5 Class, $0.01 Par Value	$1,814,479	99,507	$18.23

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,046,711
Dividends (net of foreign taxes withheld of $6,609)	4,094,779
12,141,490

Expenses:
Management fees	3,899,086
Directors' fees and expenses	12,892
Other expenses	8,871
3,920,849

Net investment income (loss)	8,220,641

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,484,454
Forward foreign currency exchange contract transactions	(23,389)
Futures contract transactions	650,042
Swap agreement transactions	(44,296)
Foreign currency translation transactions	(1,047)
5,065,764

Change in net unrealized appreciation (depreciation) on:
Investments	99,450,225
Forward foreign currency exchange contracts	38,309
Futures contracts	(11,396)
Swap agreements	15,864
Translation of assets and liabilities in foreign currencies	50
99,493,052

Net realized and unrealized gain (loss)	104,558,816

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,779,457

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$8,220,641	$14,906,143
Net realized gain (loss)	5,065,764	(34,045,385)
Change in net unrealized appreciation (depreciation)	99,493,052	63,328,808
Net increase (decrease) in net assets resulting from operations	112,779,457	44,189,566

Distributions to Shareholders
From earnings:
Investor Class	(7,664,164)	(13,812,825)
I Class	(884,645)	(1,594,809)
R5 Class	(19,992)	(31,717)
Decrease in net assets from distributions	(8,568,801)	(15,439,351)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(18,770,921)	(59,916,954)

Net increase (decrease) in net assets	85,439,735	(31,166,739)

Net Assets
Beginning of period	803,088,047	834,254,786
End of period	$888,527,782	$803,088,047
See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2024 totaled $319,329,677, of which $163,287,544 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 totaled $325,741,493, of which $136,506,608 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	1,562,738	$28,150,812	2,145,009	$35,573,892
Issued in reinvestment of distributions	407,191	7,432,500	815,337	13,421,174
Redeemed	(3,097,791)	(55,984,806)	(6,475,000)	(106,569,604)
	(1,127,862)	(20,401,494)	(3,514,654)	(57,574,538)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	392,753	7,132,585	870,449	14,326,672
Issued in reinvestment of distributions	48,406	884,295	96,717	1,594,096
Redeemed	(357,909)	(6,435,806)	(1,105,908)	(18,192,814)
	83,250	1,581,074	(138,742)	(2,272,046)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	18,243	326,343	8,706	144,578
Issued in reinvestment of distributions	1,093	19,992	1,925	31,717
Redeemed	(15,856)	(296,836)	(14,966)	(246,665)
	3,480	49,499	(4,335)	(70,370)
Net increase (decrease)	(1,041,132)	$(18,770,921)	(3,657,731)	$(59,916,954)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$535,610,279	$6,870,678	—
U.S. Government Agency Mortgage-Backed Securities	—	120,700,480	—
Corporate Bonds	—	89,159,425	—
U.S. Treasury Securities	—	87,190,241	—
Collateralized Mortgage Obligations	—	13,077,001	—
Collateralized Loan Obligations	—	11,913,629	—
Asset-Backed Securities	—	9,136,833	—
U.S. Government Agency Securities	—	4,691,915	—
Municipal Securities	—	3,160,601	—
Commercial Mortgage-Backed Securities	—	1,965,668	—
Sovereign Governments and Agencies	—	892,011	—
Exchange-Traded Funds	756,986	—	—
Preferred Stocks	—	329,349	—
Short-Term Investments	11,793,744	—	—
	$548,161,009	$349,087,831	—
Other Financial Instruments
Futures Contracts	$31,856	—	—
Swap Agreements	—	$313,266	—
Forward Foreign Currency Exchange Contracts	—	77,449	—
	$31,856	$390,715	—

Liabilities
Other Financial Instruments
Futures Contracts	$350,383	—	—
Forward Foreign Currency Exchange Contracts	—	$8,183	—
	$350,383	$8,183	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,576,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,116,136.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $44,933,117 futures contracts purchased and $4,823,055 futures contracts sold.

Value of Derivative Instruments as of April 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$3,454
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$77,449	Unrealized depreciation on forward foreign currency exchange contracts	8,183
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	84,673
		$77,449		$96,310
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(44,296)	Change in net unrealized appreciation (depreciation) on swap agreements	$15,864
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(23,389)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	38,309
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	650,042	Change in net unrealized appreciation (depreciation) on futures contracts	(11,396)
		$582,357		$42,777

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$733,607,635
Gross tax appreciation of investments	$202,465,888
Gross tax depreciation of investments	(38,824,683)
Net tax appreciation (depreciation) of investments	$163,641,205

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had accumulated short-term capital losses of $(50,797,465) and accumulated long-term capital losses of $(29,021,293), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$16.13	0.16	2.10	2.26	(0.17)	—	(0.17)	$18.22	14.03%	0.91%	1.83%	37%	$801,059
2023	$15.61	0.29	0.53	0.82	(0.30)	—	(0.30)	$16.13	5.20%	0.91%	1.72%	72%	$727,083
2022	$22.97	0.18	(3.38)	(3.20)	(0.15)	(4.01)	(4.16)	$15.61	(16.94)%	0.91%	1.00%	94%	$758,468
2021	$19.73	0.14	4.30	4.44	(0.17)	(1.03)	(1.20)	$22.97	23.34%	0.90%	0.67%	225%	$1,002,740
2020	$19.25	0.20	1.22	1.42	(0.25)	(0.69)	(0.94)	$19.73	7.54%	0.90%	1.03%	165%	$841,328
2019	$18.55	0.29	1.73	2.02	(0.29)	(1.03)	(1.32)	$19.25	11.82%	0.90%	1.58%	101%	$838,309
I Class
2024(3)	$16.14	0.18	2.11	2.29	(0.19)	—	(0.19)	$18.24	14.19%	0.71%	2.03%	37%	$85,654
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$74,455
2022	$22.98	0.21	(3.37)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$74,220
2021	$19.74	0.19	4.29	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$107,875
2020	$19.26	0.23	1.23	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$99,524
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$68,889

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$16.14	0.18	2.10	2.28	(0.19)	—	(0.19)	$18.23	14.13%	0.71%	2.03%	37%	$1,814
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$1,550
2022	$22.98	0.19	(3.35)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$1,567
2021	$19.74	0.18	4.30	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$7,050
2020	$19.26	0.24	1.22	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$3,545
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$3,053

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 2406

Semiannual Report

April 30, 2024

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)
G Class (ACIHX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Short-Term Investments	0.6%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	18.6%
Semiconductors and Semiconductor Equipment	13.1%
Interactive Media and Services	12.0%
Technology Hardware, Storage and Peripherals	8.2%
Broadline Retail	5.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,237.50	$5.12	0.92%
I Class	$1,000	$1,239.00	$4.01	0.72%
Y Class	$1,000	$1,239.80	$3.17	0.57%
A Class	$1,000	$1,236.20	$6.51	1.17%
C Class	$1,000	$1,231.50	$10.65	1.92%
R Class	$1,000	$1,234.70	$7.89	1.42%
R5 Class	$1,000	$1,238.90	$4.01	0.72%
R6 Class	$1,000	$1,239.80	$3.17	0.57%
G Class	$1,000	$1,243.10	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.29	$4.62	0.92%
I Class	$1,000	$1,021.28	$3.62	0.72%
Y Class	$1,000	$1,022.03	$2.87	0.57%
A Class	$1,000	$1,019.05	$5.87	1.17%
C Class	$1,000	$1,015.32	$9.62	1.92%
R Class	$1,000	$1,017.80	$7.12	1.42%
R5 Class	$1,000	$1,021.28	$3.62	0.72%
R6 Class	$1,000	$1,022.03	$2.87	0.57%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.4%
Lockheed Martin Corp.	125,710	$58,446,350
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	525,849	77,552,211
Automobile Components — 0.5%
Aptiv PLC(1)	917,236	65,123,756
Automobiles — 1.4%
Tesla, Inc.(1)	1,120,962	205,449,915
Beverages — 1.0%
PepsiCo, Inc.	853,747	150,182,635
Biotechnology — 2.9%
AbbVie, Inc.	1,862,808	302,967,093
Vertex Pharmaceuticals, Inc.(1)	287,679	113,003,188
		415,970,281
Broadline Retail — 5.9%
Amazon.com, Inc.(1)	4,872,464	852,681,200
Building Products — 0.6%
Trex Co., Inc.(1)	915,159	81,037,329
Capital Markets — 0.8%
S&P Global, Inc.	271,729	112,993,070
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	121,022	87,486,804
Sysco Corp.	896,787	66,649,210
Target Corp.	813,168	130,903,784
		285,039,798
Electrical Equipment — 0.7%
Eaton Corp. PLC	251,506	80,044,299
Generac Holdings, Inc.(1)	170,803	23,222,376
		103,266,675
Electronic Equipment, Instruments and Components — 1.1%
CDW Corp.	413,157	99,926,152
Keysight Technologies, Inc.(1)	423,675	62,678,480
		162,604,632
Energy Equipment and Services — 0.3%
Schlumberger NV	934,560	44,372,909
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	633,750	44,343,488
Financial Services — 4.9%
Adyen NV(1)	29,774	35,669,255
Block, Inc.(1)	1,154,382	84,269,886
Visa, Inc., Class A	2,170,755	583,086,501
		703,025,642
Food Products — 0.7%
Mondelez International, Inc., Class A	1,465,914	105,457,853
Ground Transportation — 1.8%
Uber Technologies, Inc.(1)	1,927,164	127,713,158
Union Pacific Corp.	558,562	132,468,564
		260,181,722
6

	Shares	Value
Health Care Equipment and Supplies — 1.6%
Dexcom, Inc.(1)	615,837	$78,451,475
IDEXX Laboratories, Inc.(1)	99,528	49,043,417
Intuitive Surgical, Inc.(1)	258,330	95,742,265
		223,237,157
Health Care Providers and Services — 2.0%
Cigna Group	125,081	44,658,920
UnitedHealth Group, Inc.	507,491	245,473,397
		290,132,317
Hotels, Restaurants and Leisure — 3.1%
Airbnb, Inc., Class A(1)	461,426	73,168,321
Chipotle Mexican Grill, Inc.(1)	55,154	174,264,578
Dutch Bros, Inc., Class A(1)	1,339,454	37,719,025
Expedia Group, Inc.(1)	430,850	58,005,336
Starbucks Corp.	1,133,266	100,282,708
		443,439,968
Household Products — 0.5%
Procter & Gamble Co.	431,478	70,417,210
Insurance — 0.9%
Progressive Corp.	647,724	134,888,523
Interactive Media and Services — 12.0%
Alphabet, Inc., Class A(1)	7,046,382	1,147,010,062
Meta Platforms, Inc., Class A	1,345,002	578,579,510
		1,725,589,572
IT Services — 3.2%
Accenture PLC, Class A	654,332	196,895,042
MongoDB, Inc.(1)	231,327	84,475,994
Okta, Inc.(1)	571,744	53,160,757
Snowflake, Inc., Class A(1)	644,673	100,053,250
Twilio, Inc., Class A(1)	502,889	30,112,993
		464,698,036
Leisure Products — 0.4%
YETI Holdings, Inc.(1)	1,465,856	52,360,376
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	630,764	86,439,899
Machinery — 1.3%
Parker-Hannifin Corp.	172,081	93,768,658
Xylem, Inc.	728,470	95,211,029
		188,979,687
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	197,487	28,973,318
Pharmaceuticals — 4.0%
Eli Lilly & Co.	525,680	410,608,648
Novo Nordisk AS, Class B	831,717	106,661,213
Zoetis, Inc.	392,865	62,559,823
		579,829,684
Professional Services — 0.1%
Paycor HCM, Inc.(1)	484,339	8,412,968
Semiconductors and Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.(1)	1,364,034	216,035,705
Analog Devices, Inc.	712,713	142,977,355
Applied Materials, Inc.	792,454	157,420,987
7

	Shares	Value
ASML Holding NV	134,971	$117,561,456
Broadcom, Inc.	59,847	77,817,259
NVIDIA Corp.	1,362,169	1,176,941,259
		1,888,754,021
Software — 18.6%
Cadence Design Systems, Inc.(1)	611,252	168,479,389
Crowdstrike Holdings, Inc., Class A(1)	516,903	151,214,804
Datadog, Inc., Class A(1)	739,912	92,858,956
Dynatrace, Inc.(1)	1,449,747	65,688,036
Microsoft Corp.	4,886,752	1,902,559,156
PagerDuty, Inc.(1)	1,287,549	25,699,478
Salesforce, Inc.	562,940	151,397,084
Workday, Inc., Class A(1)	529,687	129,630,299
		2,687,527,202
Specialized REITs — 0.6%
Equinix, Inc.	111,310	79,153,654
Specialty Retail — 2.8%
CarMax, Inc.(1)	576,903	39,212,097
Home Depot, Inc.	470,119	157,123,172
Ross Stores, Inc.	633,338	82,048,938
TJX Cos., Inc.	1,386,531	130,458,702
		408,842,909
Technology Hardware, Storage and Peripherals — 8.2%
Apple, Inc.	6,930,490	1,180,470,362
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	53,217	43,556,518
TOTAL COMMON STOCKS (Cost $5,905,732,392)		14,313,432,847
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	252,037	252,037
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $5,299,173), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $5,212,214)		5,211,448
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $63,363,508), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $62,130,146)		62,121,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 3.125% - 4.00%, 2/15/26 - 2/15/34, valued at $21,267,123), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $20,850,069)		20,847,000
		88,179,448
TOTAL SHORT-TERM INVESTMENTS (Cost $88,431,485)		88,431,485
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,994,163,877)		14,401,864,332
OTHER ASSETS AND LIABILITIES — 0.1%		20,122,006
TOTAL NET ASSETS — 100.0%		$14,421,986,338

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,672,562	USD	5,009,079	Bank of America N.A.	6/28/24	$(10,814)
EUR	3,608,815	USD	3,885,669	JPMorgan Chase Bank N.A.	6/28/24	(25,299)
EUR	6,306,888	USD	6,733,319	JPMorgan Chase Bank N.A.	6/28/24	13,194
EUR	4,503,337	USD	4,808,582	JPMorgan Chase Bank N.A.	6/28/24	8,663
USD	52,202,124	EUR	48,006,456	Bank of America N.A.	6/28/24	849,349
USD	3,709,901	EUR	3,451,565	Bank of America N.A.	6/28/24	17,742
USD	52,188,576	EUR	48,006,456	JPMorgan Chase Bank N.A.	6/28/24	835,801
USD	52,216,502	EUR	48,006,456	Morgan Stanley	6/28/24	863,726
						$2,552,362

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	176	June 2024	$61,850,800	$(1,104,873)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,994,163,877)	$14,401,864,332
Deposits with broker for futures contracts	3,115,200
Receivable for investments sold	43,836,293
Receivable for capital shares sold	10,246,247
Unrealized appreciation on forward foreign currency exchange contracts	2,588,475
Dividends and interest receivable	5,389,562
14,467,040,109

Liabilities
Payable for investments purchased	29,291,287
Payable for capital shares redeemed	5,379,650
Payable for variation margin on futures contracts	1,172,160
Unrealized depreciation on forward foreign currency exchange contracts	36,113
Accrued management fees	9,092,669
Distribution and service fees payable	81,892
45,053,771

Net Assets	$14,421,986,338

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,701,869,350
Distributable earnings (loss)	8,720,116,988
$14,421,986,338

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$9,450,207,590	181,987,493	$51.93
I Class, $0.01 Par Value	$1,710,178,491	31,849,124	$53.70
Y Class, $0.01 Par Value	$27,237,935	504,342	$54.01
A Class, $0.01 Par Value	$160,486,551	3,276,800	$48.98
C Class, $0.01 Par Value	$11,427,956	264,538	$43.20
R Class, $0.01 Par Value	$92,612,644	1,993,826	$46.45
R5 Class, $0.01 Par Value	$4,835,173	89,941	$53.76
R6 Class, $0.01 Par Value	$1,269,687,951	23,553,302	$53.91
G Class, $0.01 Par Value	$1,695,312,047	31,230,149	$54.28
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $51.97 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $223,732)	$51,941,184
Interest	2,473,220
Securities lending, net	44,215
54,458,619

Expenses:
Management fees	60,933,859
Distribution and service fees:
A Class	188,008
C Class	56,123
R Class	221,978
Directors' fees and expenses	202,261
Other expenses	10,455
61,612,684
Fees waived(1)	(7,901,081)
53,711,603

Net investment income (loss)	747,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	300,402,997
Forward foreign currency exchange contract transactions	(1,265,366)
Futures contract transactions	12,442,645
Foreign currency translation transactions	16,253
311,596,529

Change in net unrealized appreciation (depreciation) on:
Investments	2,533,887,037
Forward foreign currency exchange contracts	2,432,662
Futures contracts	800,182
Translation of assets and liabilities in foreign currencies	2,642
2,537,122,523

Net realized and unrealized gain (loss)	2,848,719,052

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,849,466,068
(1)Amount consists of $2,163,232, $401,136, $4,879, $35,244, $2,631, $20,818, $723, $292,055 and $4,980,363 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$747,016	$14,374,570
Net realized gain (loss)	311,596,529	657,326,281
Change in net unrealized appreciation (depreciation)	2,537,122,523	1,479,605,368
Net increase (decrease) in net assets resulting from operations	2,849,466,068	2,151,306,219

Distributions to Shareholders
From earnings:
Investor Class	(415,136,105)	(130,923,030)
I Class	(75,680,436)	(28,431,909)
Y Class	(560,247)	(77,719)
A Class	(7,013,015)	(2,025,018)
C Class	(589,819)	(200,352)
R Class	(4,329,248)	(1,501,407)
R5 Class	(129,839)	(39,996)
R6 Class	(54,193,541)	(19,062,256)
G Class	(73,500,362)	(34,721,085)
Decrease in net assets from distributions	(631,132,612)	(216,982,772)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	227,914,989	(598,653,692)

Net increase (decrease) in net assets	2,446,248,445	1,335,669,755

Net Assets
Beginning of period	11,975,737,893	10,640,068,138
End of period	$14,421,986,338	$11,975,737,893

See Notes to Financial Statements.
12

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
13

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.915% for Investor Class, A Class, C Class and R Class, 0.715% for I Class and R5 Class, and 0.565% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.96%	0.92%
I Class	0.600% to 0.790%	0.76%	0.72%
Y Class	0.450% to 0.640%	0.61%	0.57%
A Class	0.800% to 0.990%	0.96%	0.92%
C Class	0.800% to 0.990%	0.96%	0.92%
R Class	0.800% to 0.990%	0.96%	0.92%
R5 Class	0.600% to 0.790%	0.76%	0.72%
R6 Class	0.450% to 0.640%	0.61%	0.57%
G Class	0.450% to 0.640%	0.61%	0.00%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended April 30, 2024 were $860,444,275 and $1,227,641,899, respectively.

For the period ended April 30, 2024, the fund incurred net realized gains of $39,932,985 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	4,171,492	$211,534,865	5,003,563	$209,159,760
Issued in reinvestment of distributions	8,211,812	398,765,574	3,478,510	125,885,867
Redeemed	(8,824,910)	(447,793,492)	(14,333,740)	(589,337,794)
	3,558,394	162,506,947	(5,851,667)	(254,292,167)
I Class/Shares Authorized	460,000,000		460,000,000
Sold	1,596,609	83,469,411	3,889,383	159,997,823
Issued in reinvestment of distributions	1,490,498	74,793,165	755,840	28,162,602
Redeemed	(4,374,377)	(228,847,579)	(8,490,684)	(367,145,727)
	(1,287,270)	(70,585,003)	(3,845,461)	(178,985,302)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	344,787	17,916,499	176,638	8,054,735
Issued in reinvestment of distributions	10,155	512,210	1,679	62,797
Redeemed	(84,447)	(4,524,613)	(1,123,917)	(44,653,042)
	270,495	13,904,096	(945,600)	(36,535,510)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	597,836	28,776,549	733,176	29,013,946
Issued in reinvestment of distributions	142,446	6,529,738	54,233	1,862,349
Redeemed	(399,434)	(19,139,216)	(687,738)	(26,909,622)
	340,848	16,167,071	99,671	3,966,673
C Class/Shares Authorized	20,000,000		20,000,000
Sold	41,069	1,718,680	52,077	1,837,383
Issued in reinvestment of distributions	14,352	581,969	6,237	192,040
Redeemed	(37,614)	(1,602,016)	(97,406)	(3,410,654)
	17,807	698,633	(39,092)	(1,381,231)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	284,069	13,029,989	394,197	15,015,805
Issued in reinvestment of distributions	99,477	4,329,248	45,822	1,501,361
Redeemed	(277,866)	(12,687,298)	(695,231)	(26,332,522)
	105,680	4,671,939	(255,212)	(9,815,356)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	34,903	1,885,743	9,502	443,429
Issued in reinvestment of distributions	2,430	122,081	990	36,932
Redeemed	(2,221)	(121,378)	(20,023)	(852,243)
	35,112	1,886,446	(9,531)	(371,882)
R6 Class/Shares Authorized	300,000,000		300,000,000
Sold	2,782,081	148,686,032	4,928,009	214,001,505
Issued in reinvestment of distributions	1,074,011	54,076,435	509,251	19,010,326
Redeemed	(4,446,795)	(234,812,430)	(4,169,726)	(180,290,513)
	(590,703)	(32,049,963)	1,267,534	52,721,318
G Class/Shares Authorized	780,000,000		780,000,000
Sold	5,794,550	300,107,011	2,923,661	116,695,506
Issued in reinvestment of distributions	1,452,576	73,500,362	931,110	34,721,085
Redeemed	(4,663,115)	(242,892,550)	(7,627,884)	(325,376,826)
	2,584,011	130,714,823	(3,773,113)	(173,960,235)
Net increase (decrease)	5,034,374	$227,914,989	(13,352,471)	$(598,653,692)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,053,540,923	$259,891,924	—
Short-Term Investments	252,037	88,179,448	—
	$14,053,792,960	$348,071,372	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,588,475	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,104,873	—	—
Forward Foreign Currency Exchange Contracts	—	$36,113	—
	$1,104,873	$36,113	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $56,128,261 futures contracts purchased.

18

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $148,775,577.

Value of Derivative Instruments as of April 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,172,160
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$2,588,475	Unrealized depreciation on forward foreign currency exchange contracts	36,113
		$2,588,475		$1,208,273
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$12,442,645	Change in net unrealized appreciation (depreciation) on futures contracts	$800,182
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(1,265,366)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,432,662
		$11,177,279		$3,232,844

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,997,614,291
Gross tax appreciation of investments	$8,547,483,616
Gross tax depreciation of investments	(143,233,575)
Net tax appreciation (depreciation) of investments	$8,404,250,041

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$43.97	(0.04)	10.34	10.30	—	(2.34)	(2.34)	$51.93	23.75%	0.92%	0.96%	(0.15)%	(0.19)%	6%	$9,450,208
2023	$37.23	(0.01)	7.47	7.46	—	(0.72)	(0.72)	$43.97	20.47%	0.93%	0.97%	(0.03)%	(0.07)%	20%	$7,846,335
2022	$58.23	(0.09)	(14.59)	(14.68)	—	(6.32)	(6.32)	$37.23	(28.26)%	0.95%	0.97%	(0.19)%	(0.21)%	25%	$6,859,912
2021	$41.94	(0.18)	18.03	17.85	—	(1.56)	(1.56)	$58.23	43.66%	0.96%	0.96%	(0.36)%	(0.36)%	21%	$10,186,486
2020	$35.80	(0.02)	9.12	9.10	(0.15)	(2.81)	(2.96)	$41.94	26.70%	0.97%	0.97%	(0.04)%	(0.04)%	33%	$7,656,430
2019	$34.94	0.08	4.70	4.78	(0.08)	(3.84)	(3.92)	$35.80	16.35%	0.98%	0.98%	0.24%	0.24%	30%	$5,937,959
I Class
2024(3)	$45.36	0.02	10.66	10.68	—	(2.34)	(2.34)	$53.70	23.90%	0.72%	0.76%	0.05%	0.01%	6%	$1,710,178
2023	$38.35	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.36	20.72%	0.73%	0.77%	0.17%	0.13%	20%	$1,503,056
2022	$59.70	—(4)	(15.03)	(15.03)	—	(6.32)	(6.32)	$38.35	(28.14)%	0.75%	0.77%	0.01%	(0.01)%	25%	$1,418,404
2021	$42.87	(0.08)	18.47	18.39	—	(1.56)	(1.56)	$59.70	43.95%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$2,061,819
2020	$36.56	0.06	9.29	9.35	(0.23)	(2.81)	(3.04)	$42.87	26.93%	0.77%	0.77%	0.16%	0.16%	33%	$1,719,814
2019	$35.59	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.56	16.62%	0.78%	0.78%	0.44%	0.44%	30%	$1,382,618

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$45.58	0.05	10.72	10.77	—	(2.34)	(2.34)	$54.01	23.98%	0.57%	0.61%	0.20%	0.16%	6%	$27,238
2023	$38.53	0.15	7.73	7.88	(0.11)	(0.72)	(0.83)	$45.58	20.91%	0.58%	0.62%	0.32%	0.28%	20%	$10,658
2022	$59.86	0.07	(15.08)	(15.01)	—	(6.32)	(6.32)	$38.53	(28.02)%	0.60%	0.62%	0.16%	0.14%	25%	$45,448
2021	$42.93	(0.01)	18.50	18.49	—	(1.56)	(1.56)	$59.86	44.13%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$66,916
2020	$36.61	0.13	9.30	9.43	(0.30)	(2.81)	(3.11)	$42.93	27.15%	0.62%	0.62%	0.31%	0.31%	33%	$52,046
2019	$35.64	0.20	4.81	5.01	(0.20)	(3.84)	(4.04)	$36.61	16.78%	0.63%	0.63%	0.59%	0.59%	30%	$53,641
A Class
2024(3)	$41.64	(0.10)	9.78	9.68	—	(2.34)	(2.34)	$48.98	23.62%	1.17%	1.21%	(0.40)%	(0.44)%	6%	$160,487
2023	$35.37	(0.11)	7.10	6.99	—	(0.72)	(0.72)	$41.64	20.18%	1.18%	1.22%	(0.28)%	(0.32)%	20%	$122,253
2022	$55.78	(0.19)	(13.90)	(14.09)	—	(6.32)	(6.32)	$35.37	(28.46)%	1.20%	1.22%	(0.44)%	(0.46)%	25%	$100,332
2021	$40.32	(0.30)	17.32	17.02	—	(1.56)	(1.56)	$55.78	43.31%	1.21%	1.21%	(0.61)%	(0.61)%	21%	$144,743
2020	$34.52	(0.10)	8.75	8.65	(0.04)	(2.81)	(2.85)	$40.32	26.38%	1.22%	1.22%	(0.29)%	(0.29)%	33%	$102,472
2019	$33.82	—(4)	4.54	4.54	—	(3.84)	(3.84)	$34.52	16.06%	1.23%	1.23%	(0.01)%	(0.01)%	30%	$93,422

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$37.10	(0.24)	8.68	8.44	—	(2.34)	(2.34)	$43.20	23.15%	1.92%	1.96%	(1.15)%	(1.19)%	6%	$11,428
2023	$31.83	(0.36)	6.35	5.99	—	(0.72)	(0.72)	$37.10	19.27%	1.93%	1.97%	(1.03)%	(1.07)%	20%	$9,153
2022	$51.16	(0.46)	(12.55)	(13.01)	—	(6.32)	(6.32)	$31.83	(28.97)%	1.95%	1.97%	(1.19)%	(1.21)%	25%	$9,097
2021	$37.37	(0.59)	15.94	15.35	—	(1.56)	(1.56)	$51.16	42.23%	1.96%	1.96%	(1.36)%	(1.36)%	21%	$12,674
2020	$32.37	(0.37)	8.18	7.81	—	(2.81)	(2.81)	$37.37	25.43%	1.97%	1.97%	(1.04)%	(1.04)%	33%	$13,527
2019	$32.18	(0.23)	4.26	4.03	—	(3.84)	(3.84)	$32.37	15.23%	1.98%	1.98%	(0.76)%	(0.76)%	30%	$8,408
R Class
2024(3)	$39.64	(0.15)	9.30	9.15	—	(2.34)	(2.34)	$46.45	23.47%	1.42%	1.46%	(0.65)%	(0.69)%	6%	$92,613
2023	$33.80	(0.20)	6.76	6.56	—	(0.72)	(0.72)	$39.64	19.84%	1.43%	1.47%	(0.53)%	(0.57)%	20%	$74,851
2022	$53.69	(0.29)	(13.28)	(13.57)	—	(6.32)	(6.32)	$33.80	(28.62)%	1.45%	1.47%	(0.69)%	(0.71)%	25%	$72,437
2021	$38.96	(0.40)	16.69	16.29	—	(1.56)	(1.56)	$53.69	42.94%	1.46%	1.46%	(0.86)%	(0.86)%	21%	$114,022
2020	$33.50	(0.19)	8.49	8.30	(0.03)	(2.81)	(2.84)	$38.96	26.07%	1.47%	1.47%	(0.54)%	(0.54)%	33%	$96,170
2019	$33.02	(0.08)	4.40	4.32	—	(3.84)	(3.84)	$33.50	15.78%	1.48%	1.48%	(0.26)%	(0.26)%	30%	$87,302

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$45.41	0.01	10.68	10.69	—	(2.34)	(2.34)	$53.76	23.89%	0.72%	0.76%	0.05%	0.01%	6%	$4,835
2023	$38.40	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.41	20.70%	0.73%	0.77%	0.17%	0.13%	20%	$2,490
2022	$59.76	(0.01)	(15.03)	(15.04)	—	(6.32)	(6.32)	$38.40	(28.12)%	0.75%	0.77%	0.01%	(0.01)%	25%	$2,471
2021	$42.91	(0.09)	18.50	18.41	—	(1.56)	(1.56)	$59.76	43.96%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$4,950
2020	$36.59	0.08	9.28	9.36	(0.23)	(2.81)	(3.04)	$42.91	26.94%	0.77%	0.77%	0.16%	0.16%	33%	$433
2019	$35.62	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.59	16.61%	0.78%	0.78%	0.44%	0.44%	30%	$533
R6 Class
2024(3)	$45.50	0.06	10.69	10.75	—	(2.34)	(2.34)	$53.91	23.98%	0.57%	0.61%	0.20%	0.16%	6%	$1,269,688
2023	$38.47	0.13	7.73	7.86	(0.11)	(0.72)	(0.83)	$45.50	20.89%	0.58%	0.62%	0.32%	0.28%	20%	$1,098,477
2022	$59.77	0.07	(15.05)	(14.98)	—	(6.32)	(6.32)	$38.47	(28.01)%	0.60%	0.62%	0.16%	0.14%	25%	$879,964
2021	$42.86	(0.01)	18.48	18.47	—	(1.56)	(1.56)	$59.77	44.15%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$876,460
2020	$36.56	0.12	9.29	9.41	(0.30)	(2.81)	(3.11)	$42.86	27.13%	0.62%	0.62%	0.31%	0.31%	33%	$611,600
2019	$35.59	0.21	4.80	5.01	(0.20)	(3.84)	(4.04)	$36.56	16.81%	0.63%	0.63%	0.59%	0.59%	30%	$479,123
G Class
2024(3)	$45.68	0.20	10.74	10.94	—	(2.34)	(2.34)	$54.28	24.31%	0.00%	0.61%	0.77%	0.16%	6%	$1,695,312
2023	$38.62	0.39	7.72	8.11	(0.33)	(0.72)	(1.05)	$45.68	21.60%	0.00%	0.62%	0.90%	0.28%	20%	$1,308,464
2022(5)	$47.73	0.23	(8.33)	(8.10)	—	(1.01)	(1.01)	$38.62	(17.41)%	0.00%	0.62%	0.82%	0.20%	25%(6)	$1,252,003

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
(5)March 1, 2022 (commencement of sale) through October 31, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 2406

Semiannual Report

April 30, 2024

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)
G Class (ACILX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.4)%

Top Five Industries	% of net assets
Software	12.7%
Life Sciences Tools and Services	8.5%
Hotels, Restaurants and Leisure	8.2%
Capital Markets	6.5%
Health Care Equipment and Supplies	6.3%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,275.70	$5.66	1.00%
I Class	$1,000	$1,276.80	$4.53	0.80%
Y Class	$1,000	$1,277.90	$3.68	0.65%
A Class	$1,000	$1,273.30	$7.07	1.25%
C Class	$1,000	$1,269.10	$11.28	2.00%
R Class	$1,000	$1,272.10	$8.47	1.50%
R5 Class	$1,000	$1,276.10	$4.53	0.80%
R6 Class	$1,000	$1,277.90	$3.68	0.65%
G Class	$1,000	$1,281.40	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
I Class	$1,000	$1,020.89	$4.02	0.80%
Y Class	$1,000	$1,021.63	$3.27	0.65%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%
R5 Class	$1,000	$1,020.89	$4.02	0.80%
R6 Class	$1,000	$1,021.63	$3.27	0.65%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
5

Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 2.0%
Curtiss-Wright Corp.	301,349	$76,367,864
HEICO Corp.	180,791	37,496,053
		113,863,917
Beverages — 1.1%
Celsius Holdings, Inc.(1)	863,007	61,506,509
Biotechnology — 4.0%
Alnylam Pharmaceuticals, Inc.(1)	261,006	37,571,814
Amicus Therapeutics, Inc.(1)	3,492,476	34,889,835
Argenx SE, ADR(1)	87,982	33,037,241
BioMarin Pharmaceutical, Inc.(1)	687,553	55,526,780
Natera, Inc.(1)	475,068	44,124,316
Viking Therapeutics, Inc.(1)	246,768	19,637,798
		224,787,784
Building Products — 1.8%
Trane Technologies PLC	321,442	102,006,404
Capital Markets — 6.5%
ARES Management Corp., Class A	978,475	130,225,238
LPL Financial Holdings, Inc.	290,191	78,099,104
MSCI, Inc.	252,908	117,802,017
TPG, Inc.	958,085	41,293,463
		367,419,822
Chemicals — 2.3%
Avient Corp.	1,312,688	55,684,225
Element Solutions, Inc.	3,286,966	76,027,524
		131,711,749
Commercial Services and Supplies — 2.9%
Copart, Inc.(1)	744,914	40,456,279
Republic Services, Inc.	631,974	121,149,416
		161,605,695
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	229,266	58,820,485
Consumer Staples Distribution & Retail — 0.3%
Casey's General Stores, Inc.	48,059	15,358,695
Containers and Packaging — 0.6%
Avery Dennison Corp.	158,205	34,374,782
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	328,283	34,046,230
Duolingo, Inc.(1)	194,693	43,951,945
		77,998,175
Electrical Equipment — 4.6%
AMETEK, Inc.	634,580	110,835,743
Hubbell, Inc.	89,316	33,093,364
Regal Rexnord Corp.	369,564	59,636,543
Vertiv Holdings Co., Class A	603,080	56,086,440
		259,652,090
Electronic Equipment, Instruments and Components — 1.0%
Keysight Technologies, Inc.(1)	372,863	55,161,352
6

	Shares	Value
Entertainment — 3.8%
Spotify Technology SA(1)	549,136	$153,999,700
Take-Two Interactive Software, Inc.(1)	416,970	59,547,486
		213,547,186
Financial Services — 1.3%
Corpay, Inc.(1)	237,925	71,886,659
Ground Transportation — 2.0%
Norfolk Southern Corp.	257,155	59,227,939
XPO, Inc.(1)	496,645	53,369,472
		112,597,411
Health Care Equipment and Supplies — 6.3%
Dexcom, Inc.(1)	1,138,369	145,016,827
GE HealthCare Technologies, Inc.	658,101	50,173,620
Glaukos Corp.(1)	290,618	27,899,328
Inspire Medical Systems, Inc.(1)	294,327	71,127,063
Insulet Corp.(1)	335,390	57,666,957
		351,883,795
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	221,197	43,920,876
Hotels, Restaurants and Leisure — 8.2%
Airbnb, Inc., Class A(1)	584,583	92,697,326
Chipotle Mexican Grill, Inc.(1)	29,686	93,795,886
DoorDash, Inc., Class A(1)	732,230	94,648,050
Hilton Worldwide Holdings, Inc.	911,932	179,905,945
		461,047,207
Household Products — 3.3%
Church & Dwight Co., Inc.	1,705,497	184,006,071
Insurance — 1.2%
Ryan Specialty Holdings, Inc., Class A	1,395,572	68,857,522
IT Services — 2.1%
Cloudflare, Inc., Class A(1)	851,861	74,452,651
MongoDB, Inc.(1)	122,864	44,867,476
		119,320,127
Life Sciences Tools and Services — 8.5%
Agilent Technologies, Inc.	790,053	108,268,863
Avantor, Inc.(1)	1,405,093	34,045,403
Bio-Techne Corp.	1,032,880	65,288,345
IQVIA Holdings, Inc.(1)	594,700	137,833,619
Mettler-Toledo International, Inc.(1)	109,018	134,059,435
		479,495,665
Machinery — 2.7%
Parker-Hannifin Corp.	206,179	112,348,999
Xylem, Inc.	279,687	36,555,091
		148,904,090
Media — 1.7%
Trade Desk, Inc., Class A(1)	1,144,923	94,856,871
Metals and Mining — 0.2%
Capstone Copper Corp.(1)	1,434,824	9,932,715
Oil, Gas and Consumable Fuels — 1.6%
Cheniere Energy, Inc.	483,762	76,347,319
Excelerate Energy, Inc., Class A	910,314	15,347,894
		91,695,213
Professional Services — 3.6%
Equifax, Inc.	263,027	57,915,915
7

	Shares	Value
Jacobs Solutions, Inc.	537,119	$77,092,690
UL Solutions, Inc., Class A(1)	503,832	17,684,503
Verisk Analytics, Inc.	237,811	51,833,286
		204,526,394
Semiconductors and Semiconductor Equipment — 4.3%
Astera Labs, Inc.(1)	209,419	17,750,354
Enphase Energy, Inc.(1)	203,964	22,183,125
Marvell Technology, Inc.	411,726	27,136,861
Monolithic Power Systems, Inc.	134,566	90,069,061
Teradyne, Inc.	723,419	84,148,098
		241,287,499
Software — 12.7%
Atlassian Corp., Class A(1)	271,238	46,734,307
Cadence Design Systems, Inc.(1)	377,634	104,087,260
Crowdstrike Holdings, Inc., Class A(1)	436,896	127,809,556
Datadog, Inc., Class A(1)	1,055,976	132,524,988
HubSpot, Inc.(1)	241,436	146,037,393
Manhattan Associates, Inc.(1)	504,037	103,861,864
Palantir Technologies, Inc., Class A(1)	2,487,049	54,640,467
		715,695,835
Specialized REITs — 0.8%
SBA Communications Corp.	254,233	47,317,846
Specialty Retail — 1.1%
Burlington Stores, Inc.(1)	341,975	61,534,981
Textiles, Apparel and Luxury Goods — 2.7%
Lululemon Athletica, Inc.(1)	261,807	94,407,604
On Holding AG, Class A(1)(2)	1,783,368	56,621,934
		151,029,538
Trading Companies and Distributors — 1.0%
Core & Main, Inc., Class A(1)	1,041,191	58,796,056
TOTAL COMMON STOCKS (Cost $4,077,704,979)		5,596,407,016
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	152,310	152,310
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $3,086,818), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $3,036,163)		3,035,717
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.625%, 4/15/28 - 7/15/28, valued at $36,909,739), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $36,191,327)		36,186,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 4.875%, 11/30/25 - 5/15/29, valued at $12,388,713), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $12,145,788)		12,144,000
		51,365,717
TOTAL SHORT-TERM INVESTMENTS (Cost $51,518,027)		51,518,027
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $4,129,223,006)		5,647,925,043
OTHER ASSETS AND LIABILITIES — (0.4)%		(23,396,441)
TOTAL NET ASSETS — 100.0%		$5,624,528,602
8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	260,407	USD	192,460	Goldman Sachs & Co.	6/28/24	$(3,122)
CAD	318,847	USD	235,230	Goldman Sachs & Co.	6/28/24	(3,400)
CAD	505,965	USD	374,107	Goldman Sachs & Co.	6/28/24	(6,227)
CAD	666,383	USD	491,606	Goldman Sachs & Co.	6/28/24	(7,087)
CAD	653,799	USD	475,299	Goldman Sachs & Co.	6/28/24	70
CAD	571,415	USD	417,524	Goldman Sachs & Co.	6/28/24	(2,056)
CAD	457,176	USD	334,976	Goldman Sachs & Co.	6/28/24	(2,570)
CAD	378,353	USD	276,280	Goldman Sachs & Co.	6/28/24	(1,185)
CAD	1,065,466	USD	780,271	Goldman Sachs & Co.	6/28/24	(5,585)
USD	12,357,846	CAD	16,765,828	Goldman Sachs & Co.	6/28/24	167,637
USD	502,423	CAD	680,846	Goldman Sachs & Co.	6/28/24	7,389
USD	373,282	CAD	506,605	Goldman Sachs & Co.	6/28/24	4,936
						$148,800

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,133,129. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $32,625,682, all of which is securities collateral.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,129,223,006) — including $31,133,129 of securities on loan	$5,647,925,043
Receivable for capital shares sold	972,245
Unrealized appreciation on forward foreign currency exchange contracts	180,032
Dividends and interest receivable	73,391
Securities lending receivable	7,643
5,649,158,354

Liabilities
Payable for investments purchased	16,567,632
Payable for capital shares redeemed	4,210,292
Unrealized depreciation on forward foreign currency exchange contracts	31,232
Accrued management fees	3,758,435
Distribution and service fees payable	62,161
24,629,752

Net Assets	$5,624,528,602

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,816,557,243
Distributable earnings (loss)	1,807,971,359
$5,624,528,602

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,849,617,323	164,967,108	$23.34
I Class, $0.01 Par Value	$235,059,499	8,918,359	$26.36
Y Class, $0.01 Par Value	$88,046,208	3,253,977	$27.06
A Class, $0.01 Par Value	$223,056,312	11,280,495	$19.77
C Class, $0.01 Par Value	$5,537,165	482,189	$11.48
R Class, $0.01 Par Value	$23,377,489	1,200,640	$19.47
R5 Class, $0.01 Par Value	$1,263,138	47,913	$26.36
R6 Class, $0.01 Par Value	$188,630,910	6,971,929	$27.06
G Class, $0.01 Par Value	$1,009,940,558	36,816,774	$27.43
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $20.98 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$11,884,966
Interest	2,348,435
Securities lending, net	12,157
14,245,558

Expenses:
Management fees	25,039,153
Distribution and service fees:
A Class	281,015
C Class	30,453
R Class	57,448
Directors' fees and expenses	79,786
Other expenses	44
25,487,899
Fees waived - G Class	(3,302,845)
22,185,054

Net investment income (loss)	(7,939,496)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	338,215,040
Forward foreign currency exchange contract transactions	95,189
Foreign currency translation transactions	4,302
338,314,531

Change in net unrealized appreciation (depreciation) on:
Investments	968,504,342
Forward foreign currency exchange contracts	(1,065,455)
967,438,887

Net realized and unrealized gain (loss)	1,305,753,418

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,297,813,922

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$(7,939,496)	$(11,034,975)
Net realized gain (loss)	338,314,531	27,956,969
Change in net unrealized appreciation (depreciation)	967,438,887	12,630,489
Net increase (decrease) in net assets resulting from operations	1,297,813,922	29,552,483

Distributions to Shareholders
From earnings:
Investor Class	(28,790,151)	—
I Class	(1,637,994)	—
Y Class	(555,119)	—
A Class	(2,077,422)	—
C Class	(101,125)	—
R Class	(215,707)	—
R5 Class	(8,163)	—
R6 Class	(1,223,186)	—
G Class	(6,708,583)	—
Decrease in net assets from distributions	(41,317,450)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(409,658,550)	(258,313,812)

Net increase (decrease) in net assets	846,837,922	(228,761,329)

Net Assets
Beginning of period	4,777,690,680	5,006,452,009
End of period	$5,624,528,602	$4,777,690,680

See Notes to Financial Statements.
12

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 11% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.00%	0.80%	0.65%	1.00%	1.00%	1.00%	0.80%	0.65%	0.00%(1)
(1)Annual management fee before waiver was 0.65%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

15

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,086,166 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 were $1,486,831,601 and $1,876,466,309, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	2,641,882	$59,912,585	5,915,280	$115,691,946
Issued in reinvestment of distributions	1,280,521	27,748,861	—	—
Redeemed	(10,940,157)	(243,039,405)	(16,814,748)	(330,515,624)
	(7,017,754)	(155,377,959)	(10,899,468)	(214,823,678)
I Class/Shares Authorized	175,000,000		175,000,000
Sold	596,681	14,910,547	1,299,595	28,734,407
Issued in reinvestment of distributions	63,723	1,558,657	—	—
Redeemed	(1,546,385)	(39,371,149)	(2,673,209)	(59,195,148)
	(885,981)	(22,901,945)	(1,373,614)	(30,460,741)
Y Class/Shares Authorized	75,000,000		75,000,000
Sold	373,155	9,599,816	661,984	15,134,926
Issued in reinvestment of distributions	22,105	554,613	—	—
Redeemed	(351,138)	(9,185,476)	(392,256)	(8,926,683)
	44,122	968,953	269,728	6,208,243
A Class/Shares Authorized	170,000,000		170,000,000
Sold	543,204	10,265,609	1,329,664	22,192,452
Issued in reinvestment of distributions	109,874	2,019,489	—	—
Redeemed	(1,774,155)	(33,936,772)	(2,856,500)	(47,723,276)
	(1,121,077)	(21,651,674)	(1,526,836)	(25,530,824)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	22,476	246,676	30,539	302,741
Issued in reinvestment of distributions	9,403	100,613	—	—
Redeemed	(224,662)	(2,400,633)	(464,630)	(4,589,739)
	(192,783)	(2,053,344)	(434,091)	(4,286,998)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	78,088	1,449,072	187,462	3,088,278
Issued in reinvestment of distributions	11,896	215,444	—	—
Redeemed	(165,447)	(3,089,464)	(384,696)	(6,271,888)
	(75,463)	(1,424,948)	(197,234)	(3,183,610)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	1,179	29,786	30,280	678,145
Issued in reinvestment of distributions	334	8,163	—	—
Redeemed	(1,109)	(28,154)	(652)	(14,694)
	404	9,795	29,628	663,451
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	584,720	15,316,107	1,249,662	28,659,310
Issued in reinvestment of distributions	48,528	1,217,558	—	—
Redeemed	(899,884)	(23,274,801)	(1,304,785)	(29,709,979)
	(266,636)	(6,741,136)	(55,123)	(1,050,669)
G Class/Shares Authorized	600,000,000		600,000,000
Sold	1,566,286	39,380,454	5,964,401	133,588,209
Issued in reinvestment of distributions	264,326	6,708,583	—	—
Redeemed	(9,724,670)	(246,575,329)	(5,169,941)	(119,437,195)
	(7,894,058)	(200,486,292)	794,460	14,151,014
Net increase (decrease)	(17,409,226)	$(409,658,550)	(13,392,550)	$(258,313,812)
17

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,586,474,301	$9,932,715	—
Short-Term Investments	152,310	51,365,717	—
	$5,586,626,611	$61,298,432	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$180,032	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$31,232	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $48,538,745.

18

The value of foreign currency risk derivative instruments as of April 30, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $180,032 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $31,232 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $95,189 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,065,455) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing solely in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,152,555,316
Gross tax appreciation of investments	$1,632,894,946
Gross tax depreciation of investments	(137,525,219)
Net tax appreciation (depreciation) of investments	$1,495,369,727

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had late-year ordinary loss deferrals of $(10,646,090), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$18.42	(0.05)	5.14	5.09	(0.17)	—	(0.17)	$23.34	27.57%	1.00%	1.00%	(0.48)%	(0.48)%	28%	$3,849,617
2023	$18.42	(0.08)	0.08	—	—	—	—	$18.42	0.11%	1.00%	1.00%	(0.41)%	(0.41)%	51%	$3,168,263
2022	$30.00	(0.13)	(8.19)	(8.32)	(3.12)	(0.14)	(3.26)	$18.42	(30.66)%	1.01%	1.01%	(0.62)%	(0.62)%	47%	$3,369,474
2021	$24.38	(0.18)	9.35	9.17	(3.55)	—	(3.55)	$30.00	40.54%	1.00%	1.00%	(0.66)%	(0.66)%	44%	$5,307,249
2020	$21.74	(0.10)	5.09	4.99	(2.35)	—	(2.35)	$24.38	25.00%	1.00%	1.00%	(0.47)%	(0.47)%	85%	$4,083,843
2019	$23.19	(0.08)	2.95	2.87	(4.32)	—	(4.32)	$21.74	17.22%	1.00%	1.00%	(0.38)%	(0.38)%	82%	$3,702,699
I Class
2024(3)	$20.77	(0.04)	5.80	5.76	(0.17)	—	(0.17)	$26.36	27.68%	0.80%	0.80%	(0.28)%	(0.28)%	28%	$235,059
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.29%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$203,612
2022	$33.26	(0.10)	(9.17)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.49)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$231,708
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$413,523
2020	$23.52	(0.06)	5.55	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$328,636
2019	$24.66	(0.04)	3.22	3.18	(4.32)	—	(4.32)	$23.52	17.50%	0.80%	0.80%	(0.18)%	(0.18)%	82%	$336,242

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$21.30	(0.02)	5.95	5.93	(0.17)	—	(0.17)	$27.06	27.79%	0.65%	0.65%	(0.13)%	(0.13)%	28%	$88,046
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$68,371
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$62,416
2021	$27.10	(0.10)	10.48	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$85,720
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$52,978
2019	$24.90	(0.01)	3.27	3.26	(4.32)	—	(4.32)	$23.84	17.68%	0.65%	0.65%	(0.03)%	(0.03)%	82%	$29,803
A Class
2024(3)	$15.65	(0.07)	4.36	4.29	(0.17)	—	(0.17)	$19.77	27.33%	1.25%	1.25%	(0.73)%	(0.73)%	28%	$223,056
2023	$15.69	(0.11)	0.07	(0.04)	—	—	—	$15.65	(0.13)%	1.25%	1.25%	(0.66)%	(0.66)%	51%	$194,096
2022	$26.11	(0.16)	(7.00)	(7.16)	(3.12)	(0.14)	(3.26)	$15.69	(30.80)%	1.26%	1.26%	(0.87)%	(0.87)%	47%	$218,573
2021	$21.67	(0.22)	8.21	7.99	(3.55)	—	(3.55)	$26.11	40.12%	1.25%	1.25%	(0.91)%	(0.91)%	44%	$364,852
2020	$19.61	(0.14)	4.55	4.41	(2.35)	—	(2.35)	$21.67	24.73%	1.25%	1.25%	(0.72)%	(0.72)%	85%	$281,637
2019	$21.42	(0.12)	2.63	2.51	(4.32)	—	(4.32)	$19.61	16.91%	1.25%	1.25%	(0.63)%	(0.63)%	82%	$263,578

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$9.18	(0.08)	2.55	2.47	(0.17)	—	(0.17)	$11.48	26.91%	2.00%	2.00%	(1.48)%	(1.48)%	28%	$5,537
2023	$9.28	(0.14)	0.04	(0.10)	—	—	—	$9.18	(0.97)%	2.00%	2.00%	(1.41)%	(1.41)%	51%	$6,198
2022	$16.95	(0.18)	(4.23)	(4.41)	(3.12)	(0.14)	(3.26)	$9.28	(31.31)%	2.01%	2.01%	(1.62)%	(1.62)%	47%	$10,289
2021	$15.22	(0.25)	5.53	5.28	(3.55)	—	(3.55)	$16.95	39.13%	2.00%	2.00%	(1.66)%	(1.66)%	44%	$21,836
2020	$14.54	(0.20)	3.23	3.03	(2.35)	—	(2.35)	$15.22	23.73%	2.00%	2.00%	(1.47)%	(1.47)%	85%	$31,677
2019	$17.18	(0.19)	1.87	1.68	(4.32)	—	(4.32)	$14.54	16.06%	2.00%	2.00%	(1.38)%	(1.38)%	82%	$39,794
R Class
2024(3)	$15.43	(0.09)	4.30	4.21	(0.17)	—	(0.17)	$19.47	27.21%	1.50%	1.50%	(0.98)%	(0.98)%	28%	$23,377
2023	$15.51	(0.15)	0.07	(0.08)	—	—	—	$15.43	(0.39)%	1.50%	1.50%	(0.91)%	(0.91)%	51%	$19,694
2022	$25.91	(0.20)	(6.94)	(7.14)	(3.12)	(0.14)	(3.26)	$15.51	(30.98)%	1.51%	1.51%	(1.12)%	(1.12)%	47%	$22,855
2021	$21.57	(0.27)	8.16	7.89	(3.55)	—	(3.55)	$25.91	39.80%	1.50%	1.50%	(1.16)%	(1.16)%	44%	$37,753
2020	$19.58	(0.18)	4.52	4.34	(2.35)	—	(2.35)	$21.57	24.37%	1.50%	1.50%	(0.97)%	(0.97)%	85%	$31,862
2019	$21.43	(0.17)	2.64	2.47	(4.32)	—	(4.32)	$19.58	16.66%	1.50%	1.50%	(0.88)%	(0.88)%	82%	$32,803

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$20.77	(0.04)	5.80	5.76	(0.17)	—	(0.17)	$26.36	27.61%	0.80%	0.80%	(0.28)%	(0.28)%	28%	$1,263
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.34%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$987
2022	$33.26	(0.11)	(9.16)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.50)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$371
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$973
2020	$23.52	(0.04)	5.53	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$1,339
2019	$24.66	(0.04)	3.22	3.18	(4.32)	—	(4.32)	$23.52	17.50%	0.80%	0.80%	(0.18)%	(0.18)%	82%	$3,663
R6 Class
2024(3)	$21.30	(0.02)	5.95	5.93	(0.17)	—	(0.17)	$27.06	27.79%	0.65%	0.65%	(0.13)%	(0.13)%	28%	$188,631
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$154,171
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$154,825
2021	$27.10	(0.09)	10.47	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$194,829
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$148,536
2019	$24.90	(0.01)	3.27	3.26	(4.32)	—	(4.32)	$23.84	17.68%	0.65%	0.65%	(0.03)%	(0.03)%	82%	$134,822
G Class
2024(3)	$21.52	0.07	6.01	6.08	(0.17)	—	(0.17)	$27.43	28.14%	0.00%	0.65%	0.52%	(0.13)%	28%	$1,009,941
2023	$21.31	0.13	0.08	0.21	—	—	—	$21.52	1.13%	0.00%	0.65%	0.59%	(0.06)%	51%	$962,297
2022(4)	$24.55	0.06	(3.12)	(3.06)	(0.04)	(0.14)	(0.18)	$21.31	(12.57)%	0.01%	0.66%	0.43%	(0.22)%	47%(5)	$935,941

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 2406

Semiannual Report

April 30, 2024

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)
G Class (ASLDX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Software	17.1%
Interactive Media and Services	15.8%
Semiconductors and Semiconductor Equipment	14.2%
Technology Hardware, Storage and Peripherals	10.6%
Broadline Retail	7.1%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,197.30	$5.08	0.93%
I Class	$1,000	$1,198.60	$3.99	0.73%
Y Class	$1,000	$1,199.50	$3.17	0.58%
A Class	$1,000	$1,196.00	$6.44	1.18%
C Class	$1,000	$1,191.40	$10.52	1.93%
R Class	$1,000	$1,194.40	$7.80	1.43%
R5 Class	$1,000	$1,198.60	$3.99	0.73%
R6 Class	$1,000	$1,199.50	$3.17	0.58%
G Class	$1,000	$1,166.10	$0.00(2)	0.00%(3)
Hypothetical
Investor Class	$1,000	$1,020.24	$4.67	0.93%
I Class	$1,000	$1,021.23	$3.67	0.73%
Y Class	$1,000	$1,021.98	$2.92	0.58%
A Class	$1,000	$1,019.00	$5.92	1.18%
C Class	$1,000	$1,015.27	$9.67	1.93%
R Class	$1,000	$1,017.75	$7.17	1.43%
R5 Class	$1,000	$1,021.23	$3.67	0.73%
R6 Class	$1,000	$1,021.98	$2.92	0.58%
G Class	$1,000	$1,024.86	$0.00	0.00%(3)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the period from November 2, 2023 (commencement of sale) through April 30, 2024, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(3)Other expenses did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Automobiles — 2.2%
Tesla, Inc.(1)	621,100	$113,835,208
Beverages — 1.2%
Constellation Brands, Inc., Class A	233,600	59,208,256
Biotechnology — 3.0%
Biogen, Inc.(1)	239,100	51,363,462
Regeneron Pharmaceuticals, Inc.(1)	75,000	66,799,500
Vertex Pharmaceuticals, Inc.(1)	86,300	33,899,503
		152,062,465
Broadline Retail — 7.1%
Amazon.com, Inc.(1)	2,070,600	362,355,000
Capital Markets — 1.2%
MSCI, Inc.	126,300	58,829,277
Commercial Services and Supplies — 0.5%
Veralto Corp.	289,200	27,092,256
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	103,900	75,109,310
Energy Equipment and Services — 1.0%
ChampionX Corp.	1,556,800	52,261,776
Entertainment — 0.3%
Electronic Arts, Inc.	91,300	11,578,666
Walt Disney Co.	46,700	5,188,370
		16,767,036
Financial Services — 5.8%
Mastercard, Inc., Class A	470,100	212,109,120
PayPal Holdings, Inc.(1)	387,700	26,332,584
Visa, Inc., Class A	213,300	57,294,513
		295,736,217
Health Care Equipment and Supplies — 0.7%
GE HealthCare Technologies, Inc.	255,400	19,471,696
Penumbra, Inc.(1)	90,400	17,760,888
		37,232,584
Health Care Providers and Services — 2.5%
UnitedHealth Group, Inc.	258,800	125,181,560
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	464,500	73,655,765
Starbucks Corp.	273,500	24,202,015
		97,857,780
Insurance — 0.8%
Progressive Corp.	188,700	39,296,775
Interactive Media and Services — 15.8%
Alphabet, Inc., Class A(1)	1,656,400	269,628,792
Alphabet, Inc., Class C(1)	1,451,400	238,958,496
Meta Platforms, Inc., Class A	685,400	294,838,518
		803,425,806
Life Sciences Tools and Services — 1.0%
Danaher Corp.	99,200	24,464,704
6

	Shares	Value
Mettler-Toledo International, Inc.(1)	21,300	$26,192,610
		50,657,314
Machinery — 3.9%
Graco, Inc.	570,700	45,770,140
Lincoln Electric Holdings, Inc.	188,200	41,315,546
Middleby Corp.(1)	422,800	58,756,516
Otis Worldwide Corp.	570,600	52,038,720
		197,880,922
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	123,000	18,045,330
Pharmaceuticals — 1.6%
Eli Lilly & Co.	106,400	83,109,040
Professional Services — 0.4%
UL Solutions, Inc., Class A(1)	288,071	10,111,292
Verisk Analytics, Inc.	43,200	9,415,872
		19,527,164
Semiconductors and Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.(1)	441,400	69,908,932
Analog Devices, Inc.	463,300	92,942,613
KLA Corp.	97,500	67,205,775
NVIDIA Corp.	515,100	445,056,702
Texas Instruments, Inc.	255,100	45,004,742
		720,118,764
Software — 17.1%
Adobe, Inc.(1)	182,200	84,327,626
Atlassian Corp., Class A(1)	397,100	68,420,330
Autodesk, Inc.(1)	104,700	22,285,395
Crowdstrike Holdings, Inc., Class A(1)	164,400	48,093,576
Microsoft Corp.	1,070,000	416,583,100
Roper Technologies, Inc.	161,400	82,549,644
Salesforce, Inc.	376,900	101,363,486
Zscaler, Inc.(1)	251,900	43,563,586
		867,186,743
Specialized REITs — 1.0%
American Tower Corp.	136,800	23,469,408
Equinix, Inc.	36,400	25,884,404
		49,353,812
Specialty Retail — 3.3%
Lowe's Cos., Inc.	501,200	114,268,588
TJX Cos., Inc.	543,800	51,166,142
		165,434,730
Technology Hardware, Storage and Peripherals — 10.6%
Apple, Inc.	3,162,200	538,617,526
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., Class B	273,100	25,196,206
TOTAL COMMON STOCKS (Cost $1,989,966,908)		5,051,378,857
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	97,125	97,125
7

	Shares	Value
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $1,973,321), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $1,940,939)		$1,940,654
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $23,595,820), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $23,136,406)		23,133,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.25% - 4.00%, 8/31/24 - 2/15/34, valued at $7,919,479), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $7,764,143)		7,763,000
		32,836,654
TOTAL SHORT-TERM INVESTMENTS (Cost $32,933,779)		32,933,779
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,022,900,687)		5,084,312,636
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,577,135)
TOTAL NET ASSETS — 100.0%		$5,078,735,501

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	251,675	USD	186,289	Goldman Sachs & Co.	6/28/24	$(3,299)
CAD	2,614,455	USD	1,900,337	Goldman Sachs & Co.	6/28/24	598
CAD	5,461,036	USD	3,970,060	Goldman Sachs & Co.	6/28/24	586
USD	6,137,833	CAD	8,327,166	Goldman Sachs & Co.	6/28/24	83,261
						$81,146

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,022,900,687)	$5,084,312,636
Receivable for capital shares sold	821,355
Unrealized appreciation on forward foreign currency exchange contracts	84,445
Dividends and interest receivable	1,167,698
Securities lending receivable	739
5,086,386,873

Liabilities
Payable for investments purchased	2,763,830
Payable for capital shares redeemed	1,190,297
Unrealized depreciation on forward foreign currency exchange contracts	3,299
Accrued management fees	3,674,133
Distribution and service fees payable	19,813
7,651,372

Net Assets	$5,078,735,501

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,890,607,016
Distributable earnings (loss)	3,188,128,485
$5,078,735,501

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$4,369,111,517	41,711,150	$104.75
I Class, $0.01 Par Value	$172,331,015	1,585,797	$108.67
Y Class, $0.01 Par Value	$117,056,442	1,066,469	$109.76
A Class, $0.01 Par Value	$74,708,815	749,890	$99.63
C Class, $0.01 Par Value	$2,468,786	31,060	$79.48
R Class, $0.01 Par Value	$4,831,647	49,962	$96.71
R5 Class, $0.01 Par Value	$13,802	127	$108.68
R6 Class, $0.01 Par Value	$84,401,553	770,215	$109.58
G Class, $0.01 Par Value	$253,811,924	2,309,657	$109.89
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $105.71 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$15,815,689
Interest	380,860
Securities lending, net	1,049
16,197,598

Expenses:
Management fees	23,584,019
Distribution and service fees:
A Class	91,262
C Class	12,855
R Class	11,100
Directors' fees and expenses	70,932
Other expenses	1,160
23,771,328
Fees waived(1)	(2,016,390)
21,754,938

Net investment income (loss)	(5,557,340)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	139,895,866
Forward foreign currency exchange contract transactions	105,458
Futures contract transactions	(1,198,132)
Written options contract transactions	1,583
Foreign currency translation transactions	731
138,805,506

Change in net unrealized appreciation (depreciation) on:
Investments	702,136,049
Forward foreign currency exchange contracts	(209,815)
Translation of assets and liabilities in foreign currencies	921
701,927,155

Net realized and unrealized gain (loss)	840,732,661

Net Increase (Decrease) in Net Assets Resulting from Operations	$835,175,321
(1)Amount consists of $1,234,659, $47,638, $32,385, $20,883, $736, $1,269, $4, $23,626 and $655,190 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$(5,557,340)	$(3,635,496)
Net realized gain (loss)	138,805,506	250,935,221
Change in net unrealized appreciation (depreciation)	701,927,155	325,777,247
Net increase (decrease) in net assets resulting from operations	835,175,321	573,076,972

Distributions to Shareholders
From earnings:
Investor Class	(212,148,209)	(300,981,895)
I Class	(7,818,279)	(10,057,502)
Y Class	(5,366,472)	(5,975,720)
A Class	(3,697,286)	(4,699,301)
C Class	(167,333)	(284,405)
R Class	(227,342)	(349,201)
R5 Class	(629)	(856)
R6 Class	(3,874,134)	(4,781,866)
G Class	(12,092,773)	—
Decrease in net assets from distributions	(245,392,457)	(327,130,746)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	366,793,377	152,592,387

Net increase (decrease) in net assets	956,576,241	398,538,613

Net Assets
Beginning of period	4,122,159,260	3,723,620,647
End of period	$5,078,735,501	$4,122,159,260

See Notes to Financial Statements.
11

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on November 2, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

12

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.928% for Investor Class, A Class, C Class and R Class, 0.728% for I Class and R5 Class, and 0.578% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

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The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.99%	0.93%
I Class	0.600% to 0.790%	0.79%	0.73%
Y Class	0.450% to 0.640%	0.64%	0.58%
A Class	0.800% to 0.990%	0.99%	0.93%
C Class	0.800% to 0.990%	0.99%	0.93%
R Class	0.800% to 0.990%	0.99%	0.93%
R5 Class	0.600% to 0.790%	0.79%	0.73%
R6 Class	0.450% to 0.640%	0.64%	0.58%
G Class	0.450% to 0.640%	0.64%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $35,757,792 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 were $586,066,594 and $486,798,861, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024(1)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	854,700	$87,596,406	976,277	$88,329,108
Issued in reinvestment of distributions	2,007,373	201,500,151	3,720,926	285,842,677
Redeemed	(1,804,077)	(186,860,009)	(3,098,095)	(272,712,253)
	1,057,996	102,236,548	1,599,108	101,459,532
I Class/Shares Authorized	40,000,000		40,000,000
Sold	198,905	21,404,705	425,730	37,948,863
Issued in reinvestment of distributions	71,707	7,461,823	120,626	9,570,439
Redeemed	(221,752)	(23,384,202)	(341,985)	(31,586,054)
	48,860	5,482,326	204,371	15,933,248
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	134,629	14,560,972	381,128	34,369,699
Issued in reinvestment of distributions	51,002	5,357,736	74,022	5,917,295
Redeemed	(131,664)	(14,135,823)	(202,482)	(17,866,164)
	53,967	5,782,885	252,668	22,420,830
A Class/Shares Authorized	30,000,000		30,000,000
Sold	74,368	7,354,329	133,927	11,603,275
Issued in reinvestment of distributions	37,954	3,626,841	62,534	4,595,613
Redeemed	(67,700)	(6,722,639)	(101,631)	(8,695,169)
	44,622	4,258,531	94,830	7,503,719
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,149	166,733	6,103	429,552
Issued in reinvestment of distributions	2,040	155,925	4,615	276,897
Redeemed	(5,444)	(425,593)	(15,408)	(1,107,555)
	(1,255)	(102,935)	(4,690)	(401,106)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	12,631	1,214,103	17,295	1,481,435
Issued in reinvestment of distributions	2,447	227,213	4,852	347,831
Redeemed	(6,183)	(591,445)	(25,315)	(2,098,827)
	8,895	849,871	(3,168)	(269,561)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	6	629	11	856
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	54,737	5,889,956	175,160	16,742,040
Issued in reinvestment of distributions	36,895	3,869,542	59,852	4,776,814
Redeemed	(47,645)	(5,290,469)	(167,811)	(15,573,985)
	43,987	4,469,029	67,201	5,944,869
G Class/Shares Authorized	200,000,000		N/A
Sold	2,332,745	246,586,330
Issued in reinvestment of distributions	115,224	12,092,773
Redeemed	(138,312)	(14,862,610)
	2,309,657	243,816,493
Net increase (decrease)	3,566,735	$366,793,377	2,210,331	$152,592,387
(1)November 2, 2023 (commencement of sale) through April 30, 2024 for the G Class.
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,051,378,857	—	—
Short-Term Investments	97,125	$32,836,654	—
	$5,051,475,982	$32,836,654	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$84,445	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,299	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in futures contracts for temporary investment purposes.
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A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments held during the period was 290 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $12,310,101.

Value of Derivative Instruments as of April 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$84,445	Unrealized depreciation on forward foreign currency exchange contracts	$3,299

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(1,198,132)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Equity Price Risk	Net realized gain (loss) on written options contract transactions	1,583	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	105,458	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(209,815)
		$(1,091,091)		$(209,815)

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,024,947,582
Gross tax appreciation of investments	$3,088,637,840
Gross tax depreciation of investments	(29,272,786)
Net tax appreciation (depreciation) of investments	$3,059,365,054

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had late-year ordinary loss deferrals of $(4,262,157), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$92.03	(0.14)	18.08	17.94	—	(5.22)	(5.22)	$104.75	19.73%	0.93%	0.99%	(0.28)%	(0.34)%	10%	$4,369,112
2023	$87.50	(0.09)	12.42	12.33	—	(7.80)	(7.80)	$92.03	15.85%	0.94%	0.99%	(0.11)%	(0.16)%	14%	$3,741,138
2022	$124.12	(0.28)	(26.71)	(26.99)	—	(9.63)	(9.63)	$87.50	(23.66)%	0.96%	1.00%	(0.28)%	(0.32)%	15%	$3,417,398
2021	$93.93	(0.40)	36.91	36.51	—	(6.32)	(6.32)	$124.12	40.63%	0.97%	0.99%	(0.37)%	(0.39)%	11%	$4,770,672
2020	$78.58	(0.13)	19.83	19.70	—	(4.35)	(4.35)	$93.93	26.10%	0.97%	0.99%	(0.15)%	(0.17)%	16%	$3,596,722
2019	$73.74	—(4)	10.42	10.42	(0.03)	(5.55)	(5.58)	$78.58	15.98%	0.97%	0.99%	0.00%	(0.02)%	17%	$3,054,007
I Class
2024(3)	$95.21	(0.04)	18.72	18.68	—	(5.22)	(5.22)	$108.67	19.86%	0.73%	0.79%	(0.08)%	(0.14)%	10%	$172,331
2023	$90.09	0.08	12.84	12.92	—	(7.80)	(7.80)	$95.21	16.07%	0.74%	0.79%	0.09%	0.04%	14%	$146,335
2022	$127.27	(0.08)	(27.47)	(27.55)	—	(9.63)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$120,051
2021	$95.99	(0.19)	37.79	37.60	—	(6.32)	(6.32)	$127.27	40.90%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$156,502
2020	$80.06	0.05	20.23	20.28	—	(4.35)	(4.35)	$95.99	26.35%	0.77%	0.79%	0.05%	0.03%	16%	$119,954
2019	$75.02	0.13	10.63	10.76	(0.17)	(5.55)	(5.72)	$80.06	16.22%	0.77%	0.79%	0.20%	0.18%	17%	$105,310

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$96.05	0.04	18.89	18.93	—	(5.22)	(5.22)	$109.76	19.95%	0.58%	0.64%	0.07%	0.01%	10%	$117,056
2023	$90.69	0.22	12.94	13.16	—	(7.80)	(7.80)	$96.05	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$97,252
2022	$127.87	0.07	(27.62)	(27.55)	—	(9.63)	(9.63)	$90.69	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$68,908
2021	$96.28	(0.03)	37.94	37.91	—	(6.32)	(6.32)	$127.87	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$103,669
2020	$80.17	0.16	20.30	20.46	—	(4.35)	(4.35)	$96.28	26.55%	0.62%	0.64%	0.20%	0.18%	16%	$72,595
2019	$75.13	0.22	10.64	10.86	(0.27)	(5.55)	(5.82)	$80.17	16.38%	0.62%	0.64%	0.35%	0.33%	17%	$46,034
A Class
2024(3)	$87.85	(0.26)	17.26	17.00	—	(5.22)	(5.22)	$99.63	19.60%	1.18%	1.24%	(0.53)%	(0.59)%	10%	$74,709
2023	$84.10	(0.31)	11.86	11.55	—	(7.80)	(7.80)	$87.85	15.54%	1.19%	1.24%	(0.36)%	(0.41)%	14%	$61,961
2022	$119.94	(0.51)	(25.70)	(26.21)	—	(9.63)	(9.63)	$84.10	(23.85)%	1.21%	1.25%	(0.53)%	(0.57)%	15%	$51,336
2021	$91.18	(0.65)	35.73	35.08	—	(6.32)	(6.32)	$119.94	40.26%	1.22%	1.24%	(0.62)%	(0.64)%	11%	$72,806
2020	$76.58	(0.33)	19.28	18.95	—	(4.35)	(4.35)	$91.18	25.79%	1.22%	1.24%	(0.40)%	(0.42)%	16%	$54,558
2019	$72.15	(0.18)	10.16	9.98	—	(5.55)	(5.55)	$76.58	15.69%	1.22%	1.24%	(0.25)%	(0.27)%	17%	$42,013

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$71.26	(0.50)	13.94	13.44	—	(5.22)	(5.22)	$79.48	19.14%	1.93%	1.99%	(1.28)%	(1.34)%	10%	$2,469
2023	$70.21	(0.76)	9.61	8.85	—	(7.80)	(7.80)	$71.26	14.69%	1.94%	1.99%	(1.11)%	(1.16)%	14%	$2,303
2022	$102.40	(1.05)	(21.51)	(22.56)	—	(9.63)	(9.63)	$70.21	(24.42)%	1.96%	2.00%	(1.28)%	(1.32)%	15%	$2,598
2021	$79.23	(1.21)	30.70	29.49	—	(6.32)	(6.32)	$102.40	39.23%	1.97%	1.99%	(1.37)%	(1.39)%	11%	$4,151
2020	$67.55	(0.82)	16.85	16.03	—	(4.35)	(4.35)	$79.23	24.85%	1.97%	1.99%	(1.15)%	(1.17)%	16%	$5,390
2019	$64.79	(0.63)	8.94	8.31	—	(5.55)	(5.55)	$67.55	14.82%	1.97%	1.99%	(1.00)%	(1.02)%	17%	$5,523
R Class
2024(3)	$85.52	(0.38)	16.79	16.41	—	(5.22)	(5.22)	$96.71	19.44%	1.43%	1.49%	(0.78)%	(0.84)%	10%	$4,832
2023	$82.26	(0.51)	11.57	11.06	—	(7.80)	(7.80)	$85.52	15.27%	1.44%	1.49%	(0.61)%	(0.66)%	14%	$3,512
2022	$117.80	(0.74)	(25.17)	(25.91)	—	(9.63)	(9.63)	$82.26	(24.04)%	1.46%	1.50%	(0.78)%	(0.82)%	15%	$3,639
2021	$89.86	(0.90)	35.16	34.26	—	(6.32)	(6.32)	$117.80	39.92%	1.47%	1.49%	(0.87)%	(0.89)%	11%	$4,452
2020	$75.71	(0.53)	19.03	18.50	—	(4.35)	(4.35)	$89.86	25.48%	1.47%	1.49%	(0.65)%	(0.67)%	16%	$3,384
2019	$71.56	(0.36)	10.06	9.70	—	(5.55)	(5.55)	$75.71	15.40%	1.47%	1.49%	(0.50)%	(0.52)%	17%	$3,019

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$95.22	(0.03)	18.71	18.68	—	(5.22)	(5.22)	$108.68	19.86%	0.73%	0.79%	(0.08)%	(0.14)%	10%	$14
2023	$90.09	0.09	12.84	12.93	—	(7.80)	(7.80)	$95.22	16.08%	0.74%	0.79%	0.09%	0.04%	14%	$12
2022	$127.28	(0.08)	(27.48)	(27.56)	—	(9.63)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$10
2021	$95.99	(0.18)	37.79	37.61	—	(6.32)	(6.32)	$127.28	40.91%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$13
2020	$80.07	0.03	20.24	20.27	—	(4.35)	(4.35)	$95.99	26.34%	0.77%	0.79%	0.05%	0.03%	16%	$9
2019	$75.04	0.13	10.62	10.75	(0.17)	(5.55)	(5.72)	$80.07	16.20%	0.77%	0.79%	0.20%	0.18%	17%	$7
R6 Class
2024(3)	$95.90	0.04	18.86	18.90	—	(5.22)	(5.22)	$109.58	19.95%	0.58%	0.64%	0.07%	0.01%	10%	$84,402
2023	$90.56	0.22	12.92	13.14	—	(7.80)	(7.80)	$95.90	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$69,647
2022	$127.70	0.06	(27.57)	(27.51)	—	(9.63)	(9.63)	$90.56	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$59,681
2021	$96.16	(0.02)	37.88	37.86	—	(6.32)	(6.32)	$127.70	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$6,527
2020	$80.08	0.16	20.27	20.43	—	(4.35)	(4.35)	$96.16	26.54%	0.62%	0.64%	0.20%	0.18%	16%	$4,256
2019	$75.05	0.25	10.60	10.85	(0.27)	(5.55)	(5.82)	$80.08	16.39%	0.62%	0.64%	0.35%	0.33%	17%	$2,544
G Class
2024(5)	$98.92	0.30	15.89	16.19	—	(5.22)	(5.22)	$109.89	16.61%	0.00%	0.64%	0.56%	(0.08)%	10%(6)	$253,812

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
(5)November 2, 2023 (commencement of sale) through April 30, 2024 (unaudited).
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
26

Notes
27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 2406

Semiannual Report

April 30, 2024

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	97.8%
Short-Term Investments	3.0%
Other Assets and Liabilities	(0.8)%

Top Five Industries	% of net assets
Biotechnology	10.0%
Software	8.7%
Semiconductors and Semiconductor Equipment	7.8%
Health Care Providers and Services	6.6%
Building Products	5.0%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,195.90	$6.28	1.15%
I Class	$1,000	$1,196.80	$5.19	0.95%
Y Class	$1,000	$1,197.20	$4.37	0.80%
A Class	$1,000	$1,193.80	$7.64	1.40%
C Class	$1,000	$1,189.50	$11.70	2.15%
R Class	$1,000	$1,192.40	$8.99	1.65%
R5 Class	$1,000	$1,196.70	$5.19	0.95%
R6 Class	$1,000	$1,197.40	$4.37	0.80%
G Class	$1,000	$1,202.70	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.15	$5.77	1.15%
I Class	$1,000	$1,020.14	$4.77	0.95%
Y Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,017.90	$7.02	1.40%
C Class	$1,000	$1,014.17	$10.77	2.15%
R Class	$1,000	$1,016.66	$8.27	1.65%
R5 Class	$1,000	$1,020.14	$4.77	0.95%
R6 Class	$1,000	$1,020.89	$4.02	0.80%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.4%
AAR Corp.(1)	471,364	$32,590,107
CAE, Inc.(1)	831,699	16,046,145
		48,636,252
Air Freight and Logistics — 2.2%
Cargojet, Inc.(2)	365,676	32,672,174
GXO Logistics, Inc.(1)	912,415	45,310,529
		77,982,703
Automobiles — 0.4%
Winnebago Industries, Inc.	257,311	15,845,211
Banks — 0.8%
Bancorp, Inc.(1)	315,744	9,453,375
Triumph Financial, Inc.(1)	254,007	17,871,933
		27,325,308
Beverages — 0.5%
MGP Ingredients, Inc.	214,970	16,862,247
Biotechnology — 10.0%
ADMA Biologics, Inc.(1)	3,555,924	23,184,624
Alkermes PLC(1)	726,542	17,829,341
Arcutis Biotherapeutics, Inc.(1)	947,381	7,882,210
Biohaven Ltd.(1)	168,298	6,529,962
Blueprint Medicines Corp.(1)	283,421	25,887,674
Bridgebio Pharma, Inc.(1)	658,821	16,878,994
Celldex Therapeutics, Inc.(1)	154,298	5,773,831
Centessa Pharmaceuticals PLC, ADR(1)	810,180	7,421,249
Cytokinetics, Inc.(1)	375,724	23,039,396
Halozyme Therapeutics, Inc.(1)	647,818	24,681,866
Insmed, Inc.(1)	612,633	15,144,288
Keros Therapeutics, Inc.(1)	210,826	11,888,478
Madrigal Pharmaceuticals, Inc.(1)	90,478	18,459,321
Mineralys Therapeutics, Inc.(1)	622,059	7,620,223
Natera, Inc.(1)	716,284	66,528,458
Twist Bioscience Corp.(1)	515,338	16,094,006
Vaxcyte, Inc.(1)	406,460	24,611,153
Vera Therapeutics, Inc.(1)	167,264	6,608,601
Viking Therapeutics, Inc.(1)	388,114	30,886,112
		356,949,787
Broadline Retail — 1.8%
Ollie's Bargain Outlet Holdings, Inc.(1)	485,670	35,521,904
Savers Value Village, Inc.(1)(2)	1,729,486	28,571,109
		64,093,013
Building Products — 5.0%
AZEK Co., Inc.(1)	1,619,875	73,931,095
Fortune Brands Innovations, Inc.	305,506	22,332,489
Hayward Holdings, Inc.(1)	3,365,137	45,698,560
JELD-WEN Holding, Inc.(1)	1,779,245	36,474,523
		178,436,667
6

	Shares/Principal Amount	Value
Capital Markets — 1.9%
Donnelley Financial Solutions, Inc.(1)	675,318	$42,396,464
Hamilton Lane, Inc., Class A	233,875	26,128,515
		68,524,979
Chemicals — 0.9%
Element Solutions, Inc.	1,451,632	33,576,248
Commercial Services and Supplies — 2.2%
Clean Harbors, Inc.(1)	197,466	37,409,934
Stericycle, Inc.(1)	513,392	22,964,024
UniFirst Corp.	121,552	19,464,122
		79,838,080
Construction and Engineering — 0.8%
Construction Partners, Inc., Class A(1)	568,047	29,333,947
Construction Materials — 0.9%
Summit Materials, Inc., Class A(1)	801,587	31,181,734
Consumer Finance — 0.9%
FirstCash Holdings, Inc.	277,063	31,302,578
Consumer Staples Distribution & Retail — 1.0%
PriceSmart, Inc.	420,199	33,863,837
Containers and Packaging — 1.7%
AptarGroup, Inc.	182,994	26,420,674
Graphic Packaging Holding Co.	1,288,662	33,311,912
		59,732,586
Diversified Consumer Services — 3.3%
Duolingo, Inc.(1)	175,701	39,664,501
European Wax Center, Inc., Class A(1)	2,458,844	28,916,005
Mister Car Wash, Inc.(1)(2)	2,204,874	14,750,607
Stride, Inc.(1)	495,468	33,072,489
		116,403,602
Electrical Equipment — 0.4%
NEXTracker, Inc., Class A(1)	354,531	15,170,381
Electronic Equipment, Instruments and Components — 1.9%
Celestica, Inc.(1)	401,369	17,391,319
Littelfuse, Inc.	98,443	22,704,893
Mirion Technologies, Inc., Class A(1)	2,568,155	27,915,845
		68,012,057
Energy Equipment and Services — 2.9%
Expro Group Holdings NV(1)	4,221,431	79,194,046
Transocean Ltd.(1)(2)	4,331,183	22,608,775
		101,802,821
Financial Services — 1.5%
AvidXchange Holdings, Inc.(1)	3,027,071	35,295,648
Shift4 Payments, Inc., Class A(1)(2)	328,262	18,993,239
		54,288,887
Food Products — 0.6%
WK Kellogg Co.	973,541	22,722,447
Ground Transportation — 1.6%
Knight-Swift Transportation Holdings, Inc.	714,925	33,050,983
Schneider National, Inc., Class B	1,113,539	23,027,986
		56,078,969
7

	Shares/Principal Amount	Value
Health Care Equipment and Supplies — 3.0%
Alphatec Holdings, Inc.(1)	2,678,148	$33,798,228
Inari Medical, Inc.(1)	703,528	26,269,736
Lantheus Holdings, Inc.(1)	393,425	26,178,499
SI-BONE, Inc.(1)	1,495,767	21,329,637
		107,576,100
Health Care Providers and Services — 6.6%
Acadia Healthcare Co., Inc.(1)	357,700	26,448,338
Encompass Health Corp.	380,562	31,731,260
HealthEquity, Inc.(1)	499,827	39,441,349
Hims & Hers Health, Inc.(1)	1,921,676	24,078,600
NeoGenomics, Inc.(1)	2,266,920	31,555,526
Option Care Health, Inc.(1)	956,699	28,595,733
R1 RCM, Inc.(1)	2,710,110	33,307,252
RadNet, Inc.(1)	393,799	19,099,251
		234,257,309
Health Care Technology — 0.7%
Evolent Health, Inc., Class A(1)	925,009	25,659,750
Hotel & Resort REITs — 0.9%
Ryman Hospitality Properties, Inc.	309,478	32,643,739
Hotels, Restaurants and Leisure — 1.9%
Planet Fitness, Inc., Class A(1)	528,791	31,642,854
Wingstop, Inc.	97,794	37,630,153
		69,273,007
Household Durables — 1.5%
Sonos, Inc.(1)	1,923,489	32,506,964
TopBuild Corp.(1)	55,348	22,397,675
		54,904,639
Industrial REITs — 0.4%
Terreno Realty Corp.	272,730	14,822,876
Insurance — 2.0%
Goosehead Insurance, Inc., Class A(1)	242,382	13,793,960
Kinsale Capital Group, Inc.	29,610	10,755,832
Palomar Holdings, Inc.(1)	299,256	23,542,470
Skyward Specialty Insurance Group, Inc.(1)	689,522	24,078,108
		72,170,370
Interactive Media and Services — 0.8%
QuinStreet, Inc.(1)	1,472,332	26,634,486
IT Services — 0.3%
Globant SA(1)	54,575	9,746,549
Leisure Products — 0.4%
Brunswick Corp.	171,566	13,835,082
Machinery — 1.0%
RBC Bearings, Inc.(1)	142,210	34,777,455
Metals and Mining — 0.8%
Carpenter Technology Corp.	338,527	29,011,764
Oil, Gas and Consumable Fuels — 1.6%
Kosmos Energy Ltd.(1)	10,141,469	57,502,129
Paper and Forest Products — 1.4%
Louisiana-Pacific Corp.	353,997	25,909,041
Stella-Jones, Inc.	428,210	24,877,954
		50,786,995
8

	Shares/Principal Amount	Value
Personal Care Products — 1.9%
BellRing Brands, Inc.(1)	458,931	$25,319,223
elf Beauty, Inc.(1)	153,868	25,008,166
Inter Parfums, Inc.	134,547	15,658,580
		65,985,969
Pharmaceuticals — 1.3%
Edgewise Therapeutics, Inc.(1)	394,255	7,072,935
Intra-Cellular Therapies, Inc.(1)	378,422	27,174,484
Longboard Pharmaceuticals, Inc.(1)	228,273	4,862,215
Verona Pharma PLC, ADR(1)	486,547	7,517,151
		46,626,785
Professional Services — 3.0%
First Advantage Corp.	1,487,887	24,252,558
FTI Consulting, Inc.(1)	124,079	26,531,813
Korn Ferry	692,329	42,038,217
Paycor HCM, Inc.(1)	877,054	15,234,428
		108,057,016
Real Estate Management and Development — 1.6%
Colliers International Group, Inc.	119,124	12,393,661
FirstService Corp. (Toronto)	250,093	36,733,232
Redfin Corp.(1)(2)	1,303,696	7,313,735
		56,440,628
Semiconductors and Semiconductor Equipment — 7.8%
Credo Technology Group Holding Ltd.(1)	1,441,520	25,759,962
FormFactor, Inc.(1)	651,593	29,054,532
Impinj, Inc.(1)	244,097	38,904,180
Lattice Semiconductor Corp.(1)	169,405	11,621,183
MACOM Technology Solutions Holdings, Inc.(1)	324,554	33,088,280
MKS Instruments, Inc.	113,147	13,462,230
Onto Innovation, Inc.(1)	308,779	57,275,417
Rambus, Inc.(1)	728,051	39,911,756
Silicon Laboratories, Inc.(1)	225,213	27,361,127
		276,438,667
Software — 8.7%
CyberArk Software Ltd.(1)	171,224	40,965,342
DoubleVerify Holdings, Inc.(1)	657,643	19,268,940
Five9, Inc.(1)	446,160	25,685,431
Guidewire Software, Inc.(1)	379,703	41,919,211
JFrog Ltd.(1)	682,555	27,220,293
Klaviyo, Inc., Class A(1)(2)	573,874	12,854,778
Manhattan Associates, Inc.(1)	177,600	36,596,256
nCino, Inc.(1)	801,268	23,364,975
Q2 Holdings, Inc.(1)	454,532	23,358,400
SPS Commerce, Inc.(1)	149,551	26,002,432
Tenable Holdings, Inc.(1)	753,675	33,892,765
		311,128,823
Specialty Retail — 1.5%
Arhaus, Inc.	1,176,242	14,891,224
Boot Barn Holdings, Inc.(1)	356,889	37,997,972
		52,889,196
Textiles, Apparel and Luxury Goods — 0.6%
Crocs, Inc.(1)	183,426	22,812,692
9

	Shares/Principal Amount	Value
Trading Companies and Distributors — 3.0%
Applied Industrial Technologies, Inc.	264,061	$48,389,178
FTAI Aviation Ltd.	318,171	22,338,786
SiteOne Landscape Supply, Inc.(1)	219,014	34,361,107
		105,089,071
Water Utilities — 0.5%
SJW Group	314,474	17,123,109
TOTAL COMMON STOCKS (Cost $3,142,375,491)		3,484,158,547
SHORT-TERM INVESTMENTS — 3.0%
Discount Notes(3) — 0.3%
Federal Home Loan Bank Discount Notes, 5.42%, 5/1/24	$10,000,000	9,998,537
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	271,922	271,922
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,825,659	4,825,659
		5,097,581
Repurchase Agreements — 2.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $5,531,635), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $5,440,861)		5,440,062
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 7/15/28, valued at $66,144,168), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $64,856,547)		64,847,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 4.875%, 4/30/26 - 4/30/31, valued at $22,200,536), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $21,765,204)		21,762,000
		92,049,062
TOTAL SHORT-TERM INVESTMENTS (Cost $107,146,643)		107,145,180
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $3,249,522,134)		3,591,303,727
OTHER ASSETS AND LIABILITIES — (0.8)%		(27,474,223)
TOTAL NET ASSETS — 100.0%		$3,563,829,504

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,479,214	USD	2,575,299	Goldman Sachs & Co.	6/28/24	$(45,610)
CAD	8,533,582	USD	6,309,675	Goldman Sachs & Co.	6/28/24	(105,021)
CAD	6,692,787	USD	4,844,836	Goldman Sachs & Co.	6/28/24	21,400
USD	107,236,784	CAD	145,487,608	Goldman Sachs & Co.	6/28/24	1,454,692
USD	3,574,197	CAD	4,836,046	Goldman Sachs & Co.	6/28/24	57,973
USD	2,518,270	CAD	3,413,575	Goldman Sachs & Co.	6/28/24	36,305
						$1,419,739

10

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,821,557. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $40,406,434, which includes securities collateral of $35,580,775.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,244,696,475) — including $38,821,557 of securities on loan	$3,586,478,068
Investment made with cash collateral received for securities on loan, at value (cost of $4,825,659)	4,825,659
Total investment securities, at value (cost of $3,249,522,134)	3,591,303,727
Receivable for investments sold	19,382,189
Receivable for capital shares sold	5,777,116
Unrealized appreciation on forward foreign currency exchange contracts	1,570,370
Dividends and interest receivable	145,631
Securities lending receivable	8,989
3,618,188,022

Liabilities
Payable for collateral received for securities on loan	4,825,659
Payable for investments purchased	45,660,659
Payable for capital shares redeemed	1,247,067
Unrealized depreciation on forward foreign currency exchange contracts	150,631
Accrued management fees	2,429,316
Distribution and service fees payable	45,186
54,358,518

Net Assets	$3,563,829,504

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,431,181,329
Distributable earnings (loss)	132,648,175
$3,563,829,504

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,022,831,809	55,128,933	$18.55
I Class, $0.01 Par Value	$786,609,742	40,303,180	$19.52
Y Class, $0.01 Par Value	$175,549,912	8,790,943	$19.97
A Class, $0.01 Par Value	$103,710,958	6,012,750	$17.25
C Class, $0.01 Par Value	$21,788,552	1,570,864	$13.87
R Class, $0.01 Par Value	$14,090,957	864,631	$16.30
R5 Class, $0.01 Par Value	$1,317,191	67,444	$19.53
R6 Class, $0.01 Par Value	$963,538,403	48,268,473	$19.96
G Class, $0.01 Par Value	$474,391,980	22,777,110	$20.83
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $18.30 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $64,678)	$6,231,281
Interest	2,164,769
Securities lending, net	34,770
8,430,820

Expenses:
Management fees	14,911,534
Distribution and service fees:
A Class	129,070
C Class	90,288
R Class	29,853
Directors' fees and expenses	45,045
15,205,790

Fees waived - G Class	(1,769,618)
13,436,172

Net investment income (loss)	(5,005,352)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	28,932,391
Forward foreign currency exchange contract transactions	1,248,820
Foreign currency translation transactions	921
30,182,132

Change in net unrealized appreciation (depreciation) on:
Investments	460,647,188
Forward foreign currency exchange contracts	(1,022,893)
Translation of assets and liabilities in foreign currencies	1,553
459,625,848

Net realized and unrealized gain (loss)	489,807,980

Net Increase (Decrease) in Net Assets Resulting from Operations	$484,802,628

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$(5,005,352)	$(6,854,598)
Net realized gain (loss)	30,182,132	(47,452,521)
Change in net unrealized appreciation (depreciation)	459,625,848	(119,315,805)
Net increase (decrease) in net assets resulting from operations	484,802,628	(173,622,924)

Distributions to Shareholders
From earnings:
Y Class	—	(36,299)
R6 Class	—	(127,260)
G Class	—	(2,238,802)
Decrease in net assets from distributions	—	(2,402,361)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	639,012,000	568,276,121

Net increase (decrease) in net assets	1,123,814,628	392,250,836

Net Assets
Beginning of period	2,440,014,876	2,047,764,040
End of period	$3,563,829,504	$2,440,014,876

See Notes to Financial Statements.
14

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

15

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.
16

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,825,659	—	—	—	$4,825,659
Gross amount of recognized liabilities for securities lending transactions					$4,825,659
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

17

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.15%
I Class	0.900% to 1.300%	0.95%
Y Class	0.750% to 1.150%	0.80%
A Class	1.100% to 1.500%	1.15%
C Class	1.100% to 1.500%	1.15%
R Class	1.100% to 1.500%	1.15%
R5 Class	0.900% to 1.300%	0.95%
R6 Class	0.750% to 1.150%	0.80%
G Class	0.750% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.80%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended April 30, 2024 were $2,015,326,550 and $1,329,099,183, respectively.

For the period ended April 30, 2024, the fund incurred net realized gains of $5,941,521 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	19,212,809	$365,803,706	9,664,523	$165,974,487
Redeemed	(3,802,463)	(70,631,151)	(8,549,529)	(144,382,136)
	15,410,346	295,172,555	1,114,994	21,592,351
I Class/Shares Authorized	375,000,000		375,000,000
Sold	9,744,585	187,976,649	19,391,336	348,607,214
Redeemed	(6,499,840)	(126,193,814)	(7,827,992)	(138,737,911)
	3,244,745	61,782,835	11,563,344	209,869,303
Y Class/Shares Authorized	145,000,000		145,000,000
Sold	2,939,529	60,422,170	2,232,981	40,951,504
Issued in reinvestment of distributions	—	—	534	9,204
Redeemed	(1,524,158)	(29,004,722)	(3,072,149)	(54,630,450)
	1,415,371	31,417,448	(838,634)	(13,669,742)
A Class/Shares Authorized	70,000,000		70,000,000
Sold	428,361	7,469,730	1,178,250	18,590,724
Redeemed	(592,049)	(10,122,791)	(978,154)	(15,588,766)
	(163,688)	(2,653,061)	200,096	3,001,958
C Class/Shares Authorized	20,000,000		20,000,000
Sold	554,334	7,730,690	560,448	7,219,869
Redeemed	(96,619)	(1,296,080)	(158,156)	(2,038,860)
	457,715	6,434,610	402,292	5,181,009
R Class/Shares Authorized	30,000,000		30,000,000
Sold	307,087	5,069,670	310,848	4,721,645
Redeemed	(86,141)	(1,367,428)	(284,935)	(4,163,577)
	220,946	3,702,242	25,913	558,068
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	27,527	561,766	71,248	1,350,261
Redeemed	(5,108)	(98,946)	(154,076)	(2,749,175)
	22,419	462,820	(82,828)	(1,398,914)
R6 Class/Shares Authorized	530,000,000		530,000,000
Sold	14,435,889	281,537,050	24,904,736	459,985,311
Issued in reinvestment of distributions	—	—	7,230	124,420
Redeemed	(7,912,568)	(156,437,183)	(6,814,736)	(124,681,880)
	6,523,321	125,099,867	18,097,230	335,427,851
G Class/Shares Authorized	200,000,000		200,000,000
Sold	8,141,667	160,036,184	1,781,973	33,353,493
Issued in reinvestment of distributions	—	—	126,059	2,238,802
Redeemed	(2,006,939)	(42,443,500)	(1,468,791)	(27,878,058)
	6,134,728	117,592,684	439,241	7,714,237
Net increase (decrease)	33,265,903	$639,012,000	30,921,648	$568,276,121

19

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,373,829,042	$110,329,505	—
Short-Term Investments	5,097,581	102,047,599	—
	$3,378,926,623	$212,377,104	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,570,370	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$150,631	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $116,192,543.

20

The value of foreign currency risk derivative instruments as of April 30, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $1,570,370 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $150,631 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,248,820 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,022,893) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,269,738,072
Gross tax appreciation of investments	$518,385,004
Gross tax depreciation of investments	(196,819,349)
Net tax appreciation (depreciation) of investments	$321,565,655

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had accumulated short-term capital losses of $(151,692,909) and accumulated long-term capital losses of $(60,621,940), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2023, the fund had late-year ordinary loss deferrals of $(4,698,162), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$15.52	(0.06)	3.09	3.03	—	—	—	$18.55	19.59%	1.15%	1.15%	(0.62)%	(0.62)%	43%	$1,022,832
2023	$16.48	(0.10)	(0.86)	(0.96)	—	—	—	$15.52	(5.83)%	1.17%	1.17%	(0.59)%	(0.59)%	69%	$616,512
2022	$27.32	(0.11)	(6.12)	(6.23)	—	(4.61)	—	$16.48	(26.71)%	1.17%	1.17%	(0.61)%	(0.61)%	61%	$636,149
2021	$22.00	(0.21)	8.25	8.04	—	(2.72)	—	$27.32	38.56%	1.17%	1.17%	(0.82)%	(0.82)%	96%	$716,869
2020	$17.54	(0.15)	5.61	5.46	—	(1.00)	—	$22.00	32.43%	1.22%	1.22%	(0.81)%	(0.81)%	141%	$531,353
2019	$18.08	(0.12)	1.91	1.79	—	(2.33)	—	$17.54	13.00%	1.28%	1.28%	(0.70)%	(0.70)%	92%	$392,956
I Class
2024(3)	$16.31	(0.04)	3.25	3.21	—	—	—	$19.52	19.68%	0.95%	0.95%	(0.42)%	(0.42)%	43%	$786,610
2023	$17.28	(0.07)	(0.90)	(0.97)	—	—	—	$16.31	(5.61)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$604,489
2022	$28.37	(0.08)	(6.40)	(6.48)	—	(4.61)	—	$17.28	(26.59)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$440,618
2021	$22.71	(0.17)	8.55	8.38	—	(2.72)	—	$28.37	38.81%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$464,632
2020	$18.04	(0.11)	5.78	5.67	—	(1.00)	—	$22.71	32.76%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$317,466
2019	$18.50	(0.09)	1.96	1.87	—	(2.33)	—	$18.04	13.16%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$305,249

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$16.68	(0.03)	3.32	3.29	—	—	—	$19.97	19.72%	0.80%	0.80%	(0.27)%	(0.27)%	43%	$175,550
2023	$17.65	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.68	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$123,007
2022	$28.83	(0.05)	(6.52)	(6.57)	—	(4.61)	—	$17.65	(26.45)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$144,975
2021	$23.02	(0.13)	8.66	8.53	—	(2.72)	—	$28.83	39.02%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$202,169
2020	$18.24	(0.10)	5.88	5.78	—	(1.00)	—	$23.02	32.96%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$130,958
2019	$18.65	(0.06)	1.98	1.92	—	(2.33)	—	$18.24	13.34%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$6,392
A Class
2024(3)	$14.45	(0.07)	2.87	2.80	—	—	—	$17.25	19.38%	1.40%	1.40%	(0.87)%	(0.87)%	43%	$103,711
2023	$15.38	(0.13)	(0.80)	(0.93)	—	—	—	$14.45	(6.05)%	1.42%	1.42%	(0.84)%	(0.84)%	69%	$89,237
2022	$25.87	(0.15)	(5.73)	(5.88)	—	(4.61)	—	$15.38	(26.89)%	1.42%	1.42%	(0.86)%	(0.86)%	61%	$91,898
2021	$21.00	(0.26)	7.85	7.59	—	(2.72)	—	$25.87	38.22%	1.42%	1.42%	(1.07)%	(1.07)%	96%	$134,367
2020	$16.82	(0.19)	5.37	5.18	—	(1.00)	—	$21.00	32.14%	1.47%	1.47%	(1.06)%	(1.06)%	141%	$98,200
2019	$17.49	(0.16)	1.82	1.66	—	(2.33)	—	$16.82	12.72%	1.53%	1.53%	(0.95)%	(0.95)%	92%	$80,127

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$11.66	(0.11)	2.32	2.21	—	—	—	$13.87	18.95%	2.15%	2.15%	(1.62)%	(1.62)%	43%	$21,789
2023	$12.50	(0.20)	(0.64)	(0.84)	—	—	—	$11.66	(6.79)%	2.17%	2.17%	(1.59)%	(1.59)%	69%	$12,981
2022	$22.08	(0.23)	(4.74)	(4.97)	—	(4.61)	—	$12.50	(27.44)%	2.17%	2.17%	(1.61)%	(1.61)%	61%	$8,889
2021	$18.38	(0.38)	6.80	6.42	—	(2.72)	—	$22.08	37.19%	2.17%	2.17%	(1.82)%	(1.82)%	96%	$10,587
2020	$14.94	(0.28)	4.72	4.44	—	(1.00)	—	$18.38	31.18%	2.22%	2.22%	(1.81)%	(1.81)%	141%	$5,298
2019	$15.92	(0.25)	1.60	1.35	—	(2.33)	—	$14.94	11.84%	2.28%	2.28%	(1.70)%	(1.70)%	92%	$4,790
R Class
2024(3)	$13.67	(0.09)	2.72	2.63	—	—	—	$16.30	19.24%	1.65%	1.65%	(1.12)%	(1.12)%	43%	$14,091
2023	$14.58	(0.16)	(0.75)	(0.91)	—	—	—	$13.67	(6.24)%	1.67%	1.67%	(1.09)%	(1.09)%	69%	$8,798
2022	$24.84	(0.18)	(5.47)	(5.65)	—	(4.61)	—	$14.58	(27.12)%	1.67%	1.67%	(1.11)%	(1.11)%	61%	$9,010
2021	$20.30	(0.31)	7.57	7.26	—	(2.72)	—	$24.84	37.88%	1.67%	1.67%	(1.32)%	(1.32)%	96%	$12,690
2020	$16.33	(0.23)	5.20	4.97	—	(1.00)	—	$20.30	31.80%	1.72%	1.72%	(1.31)%	(1.31)%	141%	$8,492
2019	$17.09	(0.19)	1.76	1.57	—	(2.33)	—	$16.33	12.39%	1.78%	1.78%	(1.20)%	(1.20)%	92%	$6,099

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$16.32	(0.04)	3.25	3.21	—	—	—	$19.53	19.67%	0.95%	0.95%	(0.42)%	(0.42)%	43%	$1,317
2023	$17.29	(0.06)	(0.91)	(0.97)	—	—	—	$16.32	(5.66)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$735
2022	$28.39	(0.07)	(6.42)	(6.49)	—	(4.61)	—	$17.29	(26.56)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$2,211
2021	$22.73	(0.18)	8.56	8.38	—	(2.72)	—	$28.39	38.84%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$6,396
2020	$18.05	(0.12)	5.80	5.68	—	(1.00)	—	$22.73	32.74%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$9
2019	$18.51	(0.08)	1.95	1.87	—	(2.33)	—	$18.05	13.21%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$7
R6 Class
2024(3)	$16.67	(0.03)	3.32	3.29	—	—	—	$19.96	19.74%	0.80%	0.80%	(0.27)%	(0.27)%	43%	$963,538
2023	$17.64	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.67	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$695,931
2022	$28.82	(0.05)	(6.52)	(6.57)	—	(4.61)	—	$17.64	(26.46)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$417,197
2021	$23.01	(0.13)	8.66	8.53	—	(2.72)	—	$28.82	39.04%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$337,132
2020	$18.24	(0.09)	5.86	5.77	—	(1.00)	—	$23.01	32.91%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$108,820
2019	$18.65	(0.06)	1.98	1.92	—	(2.33)	—	$18.24	13.40%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$48,763

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$17.32	0.05	3.46	3.51	—	—	—	$20.83	20.27%	0.00%	0.80%	0.53%	(0.27)%	43%	$474,392
2023	$18.32	0.11	(0.98)	(0.87)	(0.13)	—	(0.13)	$17.32	(4.74)%	0.01%	0.82%	0.57%	(0.24)%	69%	$288,325
2022	$29.53	0.11	(6.71)	(6.60)	—	(4.61)	—	$18.32	(25.84)%	0.00%	0.82%	0.56%	(0.26)%	61%	$296,816
2021	$23.35	0.10	8.80	8.90	—	(2.72)	—	$29.53	40.15%	0.00%	0.82%	0.35%	(0.47)%	96%	$382,140
2020	$18.34	0.08	5.93	6.01	—	(1.00)	—	$23.35	34.09%	0.01%	0.87%	0.40%	(0.46)%	141%	$299,803
2019(4)	$17.43	0.05	0.86	0.91	—	—	—	$18.34	5.22%	0.00%	0.93%	0.52%	(0.41)%	92%(5)	$8,326

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)April 1, 2019 (commencement of sale) through October 31, 2019.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 2406

Semiannual Report

April 30, 2024

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Short-Term Investments	1.0%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	11.5%
Semiconductors and Semiconductor Equipment	9.6%
Interactive Media and Services	6.7%
Technology Hardware, Storage and Peripherals	4.2%
Capital Markets	4.0%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,202.70	$4.33	0.79%
I Class	$1,000	$1,203.90	$3.23	0.59%
Y Class	$1,000	$1,204.90	$2.41	0.44%
A Class	$1,000	$1,201.50	$5.69	1.04%
C Class	$1,000	$1,197.10	$9.78	1.79%
R Class	$1,000	$1,199.80	$7.06	1.29%
R5 Class	$1,000	$1,204.10	$3.23	0.59%
R6 Class	$1,000	$1,204.90	$2.41	0.44%
G Class	$1,000	$1,207.50	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.94	$3.97	0.79%
I Class	$1,000	$1,021.93	$2.97	0.59%
Y Class	$1,000	$1,022.68	$2.21	0.44%
A Class	$1,000	$1,019.69	$5.22	1.04%
C Class	$1,000	$1,015.96	$8.97	1.79%
R Class	$1,000	$1,018.45	$6.47	1.29%
R5 Class	$1,000	$1,021.93	$2.97	0.59%
R6 Class	$1,000	$1,022.68	$2.21	0.44%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.5%
Lockheed Martin Corp.	44,277	$20,585,706
Air Freight and Logistics — 1.1%
FedEx Corp.	63,266	16,561,774
United Parcel Service, Inc., Class B	210,211	31,001,918
		47,563,692
Automobile Components — 0.6%
Aptiv PLC(1)	385,027	27,336,917
Automobiles — 0.7%
Tesla, Inc.(1)	180,865	33,148,937
Banks — 3.4%
Bank of America Corp.	1,116,449	41,319,778
JPMorgan Chase & Co.	388,357	74,463,571
Regions Financial Corp.	1,760,382	33,922,561
		149,705,910
Beverages — 1.2%
PepsiCo, Inc.	313,736	55,189,300
Biotechnology — 2.3%
AbbVie, Inc.	329,894	53,653,960
Amgen, Inc.	109,871	30,098,062
Vertex Pharmaceuticals, Inc.(1)	42,912	16,856,263
		100,608,285
Broadline Retail — 3.5%
Amazon.com, Inc.(1)	875,778	153,261,150
Building Products — 1.4%
Johnson Controls International PLC	664,359	43,229,840
Masco Corp.	292,122	19,995,751
		63,225,591
Capital Markets — 4.0%
Ameriprise Financial, Inc.	65,277	26,880,416
BlackRock, Inc.	40,714	30,724,413
Intercontinental Exchange, Inc.	146,655	18,883,298
Morgan Stanley	600,876	54,583,576
S&P Global, Inc.	106,484	44,279,241
		175,350,944
Chemicals — 1.8%
Ecolab, Inc.	136,249	30,812,711
Linde PLC	114,789	50,617,358
		81,430,069
Communications Equipment — 1.0%
Cisco Systems, Inc.	949,432	44,604,315
Consumer Finance — 0.7%
American Express Co.	125,102	29,277,621
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	44,615	32,252,183
Sysco Corp.	502,340	37,333,909
Target Corp.	255,970	41,206,051
		110,792,143
6

	Shares	Value
Containers and Packaging — 0.6%
Ball Corp.	362,867	$25,244,657
Distributors — 0.5%
LKQ Corp.	520,659	22,456,023
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	1,196,588	47,253,260
Electric Utilities — 1.5%
NextEra Energy, Inc.	989,583	66,272,374
Electrical Equipment — 1.1%
Eaton Corp. PLC	141,003	44,875,615
Generac Holdings, Inc.(1)	40,432	5,497,134
		50,372,749
Electronic Equipment, Instruments and Components — 1.9%
CDW Corp.	180,765	43,719,823
Keysight Technologies, Inc.(1)	256,426	37,935,662
		81,655,485
Energy Equipment and Services — 1.2%
Schlumberger NV	1,104,420	52,437,862
Entertainment — 0.9%
Electronic Arts, Inc.	110,348	13,994,333
Liberty Media Corp.-Liberty Formula One, Class C(1)	87,672	6,134,410
Walt Disney Co.	189,403	21,042,673
		41,171,416
Financial Services — 2.9%
Block, Inc.(1)	117,888	8,605,824
Mastercard, Inc., Class A	89,130	40,215,456
Visa, Inc., Class A	286,242	76,887,464
		125,708,744
Food Products — 0.7%
Mondelez International, Inc., Class A	424,583	30,544,501
Ground Transportation — 1.4%
Uber Technologies, Inc.(1)	321,484	21,304,745
Union Pacific Corp.	166,813	39,561,371
		60,866,116
Health Care Equipment and Supplies — 0.7%
Dexcom, Inc.(1)	58,781	7,488,112
Intuitive Surgical, Inc.(1)	67,566	25,041,311
		32,529,423
Health Care Providers and Services — 2.8%
Cigna Group	138,450	49,432,188
UnitedHealth Group, Inc.	153,975	74,477,707
		123,909,895
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	71,806	11,386,278
Chipotle Mexican Grill, Inc.(1)	4,524	14,294,030
Starbucks Corp.	251,516	22,256,651
		47,936,959
Household Products — 1.2%
Colgate-Palmolive Co.	139,637	12,835,433
Procter & Gamble Co.	236,840	38,652,288
		51,487,721
7

	Shares	Value
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	157,582	$30,370,779
Industrial REITs — 1.3%
Prologis, Inc.	564,384	57,595,387
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	135,096	26,942,195
MetLife, Inc.	323,011	22,959,622
Progressive Corp.	146,192	30,444,484
Prudential Financial, Inc.	199,638	22,056,006
		102,402,307
Interactive Media and Services — 6.7%
Alphabet, Inc., Class A(1)	1,211,227	197,163,531
Meta Platforms, Inc., Class A	225,136	96,846,753
		294,010,284
IT Services — 1.8%
Accenture PLC, Class A	133,399	40,141,093
International Business Machines Corp.	236,626	39,327,241
		79,468,334
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	275,057	9,825,036
Life Sciences Tools and Services — 3.2%
Agilent Technologies, Inc.	325,690	44,632,558
Danaher Corp.	225,098	55,513,669
Thermo Fisher Scientific, Inc.	68,859	39,161,490
		139,307,717
Machinery — 2.6%
Cummins, Inc.	121,645	34,363,496
Deere & Co.	50,291	19,684,400
Parker-Hannifin Corp.	59,858	32,617,223
Xylem, Inc.	214,215	27,997,901
		114,663,020
Oil, Gas and Consumable Fuels — 2.7%
ConocoPhillips	508,937	63,932,666
EOG Resources, Inc.	409,534	54,111,727
		118,044,393
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	359,264	15,786,060
Eli Lilly & Co.	39,276	30,678,484
Merck & Co., Inc.	396,362	51,217,898
Novo Nordisk AS, Class B	273,051	35,016,659
Zoetis, Inc.	170,155	27,095,482
		159,794,583
Semiconductors and Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.(1)	386,762	61,255,366
Analog Devices, Inc.	217,987	43,730,372
Applied Materials, Inc.	210,373	41,790,597
ASML Holding NV	23,010	20,042,002
Broadcom, Inc.	15,431	20,064,466
NVIDIA Corp.	270,822	233,995,624
		420,878,427
Software — 11.5%
Adobe, Inc.(1)	23,678	10,958,889
8

	Shares	Value
Cadence Design Systems, Inc.(1)	140,462	$38,715,541
Crowdstrike Holdings, Inc., Class A(1)	27,242	7,969,375
Microsoft Corp.	957,240	372,682,249
Salesforce, Inc.	185,270	49,826,514
ServiceNow, Inc.(1)	16,212	11,240,266
Workday, Inc., Class A(1)	58,433	14,300,308
		505,693,142
Specialized REITs — 0.5%
Equinix, Inc.	33,767	24,012,051
Specialty Retail — 3.4%
CarMax, Inc.(1)	184,439	12,536,319
Home Depot, Inc.	203,879	68,140,439
TJX Cos., Inc.	449,480	42,291,573
Tractor Supply Co.	91,370	24,951,320
		147,919,651
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	1,093,229	186,209,696
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	14,934	12,223,031
TOTAL COMMON STOCKS (Cost $2,703,854,572)		4,354,345,603
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	140,009	140,009
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $2,571,039), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $2,528,849)		2,528,477
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $30,742,939), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $30,144,437)		30,140,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 4.875%, 11/30/24 - 11/15/53, valued at $10,317,892), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $10,115,489)		10,114,000
		42,782,477
TOTAL SHORT-TERM INVESTMENTS (Cost $42,922,486)		42,922,486
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,746,777,058)		4,397,268,089
OTHER ASSETS AND LIABILITIES — 0.1%		3,603,575
TOTAL NET ASSETS — 100.0%		$4,400,871,664

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	451,296	USD	490,031	Bank of America N.A.	6/28/24	$(7,277)
EUR	1,072,742	USD	1,145,274	JPMorgan Chase Bank N.A.	6/28/24	2,244
EUR	614,137	USD	655,764	JPMorgan Chase Bank N.A.	6/28/24	1,181
USD	6,595,324	EUR	6,065,235	Bank of America N.A.	6/28/24	107,309
USD	794,646	EUR	739,311	Bank of America N.A.	6/28/24	3,800
USD	6,593,612	EUR	6,065,235	JPMorgan Chase Bank N.A.	6/28/24	105,597
USD	6,597,141	EUR	6,065,235	Morgan Stanley	6/28/24	109,125
						$321,979

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	139	June 2024	$35,215,650	$(626,660)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,746,777,058)	$4,397,268,089
Deposits with broker for futures contracts	1,640,200
Receivable for capital shares sold	1,426,348
Unrealized appreciation on forward foreign currency exchange contracts	329,256
Dividends and interest receivable	3,180,040
4,403,843,933

Liabilities
Payable for capital shares redeemed	1,476,983
Payable for variation margin on futures contracts	556,000
Unrealized depreciation on forward foreign currency exchange contracts	7,277
Accrued management fees	894,518
Distribution and service fees payable	37,491
2,972,269

Net Assets	$4,400,871,664

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,656,553,907
Distributable earnings (loss)	1,744,317,757
$4,400,871,664

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$847,253,999	17,012,965	$49.80
I Class, $0.01 Par Value	$413,467,622	8,280,397	$49.93
Y Class, $0.01 Par Value	$24,340,479	486,870	$49.99
A Class, $0.01 Par Value	$104,141,926	2,101,823	$49.55
C Class, $0.01 Par Value	$9,792,978	207,236	$47.26
R Class, $0.01 Par Value	$17,810,149	362,823	$49.09
R5 Class, $0.01 Par Value	$6,332,179	126,733	$49.96
R6 Class, $0.01 Par Value	$82,488,081	1,648,279	$50.04
G Class, $0.01 Par Value	$2,895,244,251	57,754,519	$50.13
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $52.57 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $53,190)	$32,856,705
Interest	1,326,503
34,183,208

Expenses:
Management fees	11,677,812
Distribution and service fees:
A Class	126,027
C Class	52,006
R Class	42,808
Directors' fees and expenses	64,535
Other expenses	2,739
11,965,927
Fees waived - G Class	(6,304,728)
5,661,199

Net investment income (loss)	28,522,009

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	88,853,193
Forward foreign currency exchange contract transactions	(106,048)
Futures contract transactions	10,251,838
Foreign currency translation transactions	(1,988)
98,996,995

Change in net unrealized appreciation (depreciation) on:
Investments	684,477,819
Forward foreign currency exchange contracts	260,232
Futures contracts	(33,058)
Translation of assets and liabilities in foreign currencies	862
684,705,855

Net realized and unrealized gain (loss)	783,702,850

Net Increase (Decrease) in Net Assets Resulting from Operations	$812,224,859

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$28,522,009	$57,730,990
Net realized gain (loss)	98,996,995	34,426,149
Change in net unrealized appreciation (depreciation)	684,705,855	262,057,947
Net increase (decrease) in net assets resulting from operations	812,224,859	354,215,086

Distributions to Shareholders
From earnings:
Investor Class	(14,740,079)	(4,703,433)
I Class	(8,350,752)	(3,225,447)
Y Class	(511,050)	(183,618)
A Class	(1,492,217)	(309,322)
C Class	(100,180)	(8,235)
R Class	(212,845)	(19,136)
R5 Class	(113,046)	(49,068)
R6 Class	(1,574,884)	(648,296)
G Class	(71,111,077)	(37,755,401)
Decrease in net assets from distributions	(98,206,130)	(46,901,956)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(459,470,495)	817,919,463

Net increase (decrease) in net assets	254,548,234	1,125,232,593

Net Assets
Beginning of period	4,146,323,430	3,021,090,837
End of period	$4,400,871,664	$4,146,323,430

See Notes to Financial Statements.
13

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
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Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 42% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.740% to 0.790%	0.79%
I Class	0.540% to 0.590%	0.59%
Y Class	0.390% to 0.440%	0.44%
A Class	0.740% to 0.790%	0.79%
C Class	0.740% to 0.790%	0.79%
R Class	0.740% to 0.790%	0.79%
R5 Class	0.540% to 0.590%	0.59%
R6 Class	0.390% to 0.440%	0.44%
G Class	0.390% to 0.440%	0.00%(1)
(1)Effective annual management fee before waiver was 0.44%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

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Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $338,200 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $36,314 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 were $342,048,133 and $866,216,347, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	914,225	$43,928,184	4,994,761	$204,635,419
Issued in reinvestment of distributions	308,637	14,509,014	119,111	4,647,708
Redeemed	(2,856,536)	(136,283,849)	(2,552,300)	(106,610,347)
	(1,633,674)	(77,846,651)	2,561,572	102,672,780
I Class/Shares Authorized	160,000,000		160,000,000
Sold	604,108	29,352,412	1,915,160	80,617,505
Issued in reinvestment of distributions	169,204	7,969,493	78,829	3,081,437
Redeemed	(1,973,366)	(96,265,952)	(2,819,227)	(118,487,348)
	(1,200,054)	(58,944,047)	(825,238)	(34,788,406)
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	23,233	1,117,880	143,495	6,093,453
Issued in reinvestment of distributions	10,790	508,526	4,670	182,677
Redeemed	(68,718)	(3,333,495)	(112,188)	(4,749,240)
	(34,695)	(1,707,089)	35,977	1,526,890
A Class/Shares Authorized	50,000,000		50,000,000
Sold	151,578	7,391,187	329,592	13,739,258
Issued in reinvestment of distributions	28,445	1,331,519	7,068	274,665
Redeemed	(183,055)	(8,904,988)	(404,699)	(16,809,729)
	(3,032)	(182,282)	(68,039)	(2,795,806)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	17,654	818,652	33,508	1,370,821
Issued in reinvestment of distributions	1,807	80,893	180	6,716
Redeemed	(54,749)	(2,531,697)	(79,580)	(3,156,200)
	(35,288)	(1,632,152)	(45,892)	(1,778,663)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	50,080	2,383,817	104,694	4,361,281
Issued in reinvestment of distributions	4,585	212,845	497	19,136
Redeemed	(43,576)	(2,099,708)	(149,707)	(6,098,849)
	11,089	496,954	(44,516)	(1,718,432)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	11,883	580,099	37,365	1,583,243
Issued in reinvestment of distributions	2,174	102,471	963	37,647
Redeemed	(9,196)	(448,932)	(72,144)	(3,140,013)
	4,861	233,638	(33,816)	(1,519,123)
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	371,429	18,271,420	1,387,412	57,645,643
Issued in reinvestment of distributions	33,380	1,574,884	16,555	648,296
Redeemed	(450,935)	(21,524,713)	(1,214,910)	(52,084,582)
	(46,126)	(1,678,409)	189,057	6,209,357
G Class/Shares Authorized	775,000,000		775,000,000
Sold	2,454,567	121,323,388	27,021,462	1,107,199,103
Issued in reinvestment of distributions	1,506,910	71,111,077	964,132	37,755,401
Redeemed	(10,754,338)	(510,644,922)	(9,398,094)	(394,843,638)
	(6,792,861)	(318,210,457)	18,587,500	750,110,866
Net increase (decrease)	(9,729,780)	$(459,470,495)	20,356,605	$817,919,463
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,299,286,942	$55,058,661	—
Short-Term Investments	140,009	42,782,477	—
	$4,299,426,951	$97,841,138	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$329,256	—

Liabilities
Other Financial Instruments
Futures Contracts	$626,660	—	—
Forward Foreign Currency Exchange Contracts	—	$7,277	—
	$626,660	$7,277	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $64,386,483 futures contracts purchased.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $20,026,483.

Value of Derivative Instruments as of April 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$556,000
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$329,256	Unrealized depreciation on forward foreign currency exchange contracts	7,277
		$329,256		$563,277
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$10,251,838	Change in net unrealized appreciation (depreciation) on futures contracts	$(33,058)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(106,048)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	260,232
		$10,145,790		$227,174

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,773,709,098
Gross tax appreciation of investments	$1,668,329,808
Gross tax depreciation of investments	(44,770,817)
Net tax appreciation (depreciation) of investments	$1,623,558,991

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$42.14	0.18	8.31	8.49	(0.41)	(0.42)	(0.83)	$49.80	20.27%	0.79%	0.79%	0.77%	0.77%	8%	$847,254
2023	$38.81	0.36	3.21	3.57	(0.21)	(0.03)	(0.24)	$42.14	9.26%	0.79%	0.79%	0.87%	0.87%	21%	$785,687
2022	$48.06	0.26	(8.36)	(8.10)	(0.19)	(0.96)	(1.15)	$38.81	(17.29)%	0.79%	0.79%	0.62%	0.62%	15%	$624,266
2021	$33.63	0.19	14.40	14.59	(0.16)	—	(0.16)	$48.06	43.50%	0.79%	0.79%	0.46%	0.46%	18%	$835,453
2020	$30.40	0.28	3.15	3.43	—	(0.20)	(0.20)	$33.63	11.33%	0.79%	0.83%	0.88%	0.84%	36%	$595,557
2019	$28.19	0.33	3.77	4.10	(0.22)	(1.67)	(1.89)	$30.40	16.10%	0.80%	0.84%	1.14%	1.10%	33%	$118,225
I Class
2024(3)	$42.29	0.23	8.34	8.57	(0.51)	(0.42)	(0.93)	$49.93	20.39%	0.59%	0.59%	0.97%	0.97%	8%	$413,468
2023	$38.95	0.45	3.21	3.66	(0.29)	(0.03)	(0.32)	$42.29	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$400,916
2022	$48.23	0.35	(8.38)	(8.03)	(0.29)	(0.96)	(1.25)	$38.95	(17.13)%	0.59%	0.59%	0.82%	0.82%	15%	$401,398
2021	$33.75	0.27	14.44	14.71	(0.23)	—	(0.23)	$48.23	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$469,840
2020	$30.50	0.35	3.16	3.51	(0.06)	(0.20)	(0.26)	$33.75	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$245,759
2019	$28.27	0.37	3.81	4.18	(0.28)	(1.67)	(1.95)	$30.50	16.37%	0.60%	0.64%	1.34%	1.30%	33%	$106,268

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$42.37	0.27	8.35	8.62	(0.58)	(0.42)	(1.00)	$49.99	20.49%	0.44%	0.44%	1.12%	1.12%	8%	$24,340
2023	$39.02	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.37	9.63%	0.44%	0.44%	1.22%	1.22%	21%	$22,099
2022	$48.32	0.42	(8.40)	(7.98)	(0.36)	(0.96)	(1.32)	$39.02	(17.01)%	0.44%	0.44%	0.97%	0.97%	15%	$18,949
2021	$33.81	0.34	14.46	14.80	(0.29)	—	(0.29)	$48.32	44.01%	0.44%	0.44%	0.81%	0.81%	18%	$18,939
2020	$30.56	0.43	3.12	3.55	(0.10)	(0.20)	(0.30)	$33.81	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$8,115
2019	$28.32	0.41	3.82	4.23	(0.32)	(1.67)	(1.99)	$30.56	16.56%	0.45%	0.49%	1.49%	1.45%	33%	$51,037
A Class
2024(3)	$41.87	0.12	8.27	8.39	(0.29)	(0.42)	(0.71)	$49.55	20.15%	1.04%	1.04%	0.52%	0.52%	8%	$104,142
2023	$38.57	0.26	3.19	3.45	(0.12)	(0.03)	(0.15)	$41.87	8.96%	1.04%	1.04%	0.62%	0.62%	21%	$88,136
2022	$47.77	0.16	(8.33)	(8.17)	(0.07)	(0.96)	(1.03)	$38.57	(17.50)%	1.04%	1.04%	0.37%	0.37%	15%	$83,808
2021	$33.43	0.08	14.32	14.40	(0.06)	—	(0.06)	$47.77	43.13%	1.04%	1.04%	0.21%	0.21%	18%	$97,032
2020	$30.29	0.21	3.13	3.34	—	(0.20)	(0.20)	$33.43	11.07%	1.04%	1.08%	0.63%	0.59%	36%	$54,638
2019	$28.09	0.25	3.78	4.03	(0.16)	(1.67)	(1.83)	$30.29	15.81%	1.05%	1.09%	0.89%	0.85%	33%	$54,290

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$39.85	(0.05)	7.88	7.83	—	(0.42)	(0.42)	$47.26	19.71%	1.79%	1.79%	(0.23)%	(0.23)%	8%	$9,793
2023	$36.88	(0.05)	3.05	3.00	—	(0.03)	(0.03)	$39.85	8.14%	1.79%	1.79%	(0.13)%	(0.13)%	21%	$9,665
2022	$45.99	(0.16)	(7.99)	(8.15)	—	(0.96)	(0.96)	$36.88	(18.12)%	1.79%	1.79%	(0.38)%	(0.38)%	15.0%	$10,636
2021	$32.37	(0.22)	13.84	13.62	—	—	—	$45.99	42.08%	1.79%	1.79%	(0.54)%	(0.54)%	18%	$14,427
2020	$29.56	(0.02)	3.03	3.01	—	(0.20)	(0.20)	$32.37	10.22%	1.79%	1.83%	(0.12)%	(0.16)%	36%	$10,178
2019	$27.48	0.04	3.71	3.75	—	(1.67)	(1.67)	$29.56	14.98%	1.80%	1.84%	0.14%	0.10%	33%	$10,149
R Class
2024(3)	$41.44	0.06	8.18	8.24	(0.17)	(0.42)	(0.59)	$49.09	19.98%	1.29%	1.29%	0.27%	0.27%	8%	$17,810
2023	$38.17	0.15	3.17	3.32	(0.02)	(0.03)	(0.05)	$41.44	8.71%	1.29%	1.29%	0.37%	0.37%	21%	$14,574
2022	$47.33	0.05	(8.25)	(8.20)	—	(0.96)	(0.96)	$38.17	(17.71)%	1.29%	1.29%	0.12%	0.12%	15%	$15,124
2021	$33.15	(0.02)	14.20	14.18	—	—	—	$47.33	42.78%	1.29%	1.29%	(0.04)%	(0.04)%	18%	$18,044
2020	$30.12	0.12	3.11	3.23	—	(0.20)	(0.20)	$33.15	10.77%	1.29%	1.33%	0.38%	0.34%	36%	$9,014
2019	$27.93	0.18	3.77	3.95	(0.09)	(1.67)	(1.76)	$30.12	15.56%	1.30%	1.34%	0.64%	0.60%	33%	$4,466

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$42.31	0.23	8.35	8.58	(0.51)	(0.42)	(0.93)	$49.96	20.41%	0.59%	0.59%	0.97%	0.97%	8%	$6,332
2023	$38.97	0.46	3.20	3.66	(0.29)	(0.03)	(0.32)	$42.31	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$5,157
2022	$48.26	0.35	(8.39)	(8.04)	(0.29)	(0.96)	(1.25)	$38.97	(17.14)%	0.59%	0.59%	0.82%	0.82%	15%	$6,068
2021	$33.77	0.27	14.45	14.72	(0.23)	—	(0.23)	$48.26	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$5,819
2020	$30.52	0.34	3.17	3.51	(0.06)	(0.20)	(0.26)	$33.77	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$3,195
2019	$28.29	0.38	3.80	4.18	(0.28)	(1.67)	(1.95)	$30.52	16.36%	0.60%	0.64%	1.34%	1.30%	33%	$1,314
R6 Class
2024(3)	$42.41	0.27	8.36	8.63	(0.58)	(0.42)	(1.00)	$50.04	20.49%	0.44%	0.44%	1.12%	1.12%	8%	$82,488
2023	$39.06	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.41	9.62%	0.44%	0.44%	1.22%	1.22%	21%	$71,865
2022	$48.37	0.42	(8.41)	(7.99)	(0.36)	(0.96)	(1.32)	$39.06	(17.02)%	0.44%	0.44%	0.97%	0.97%	15%	$58,804
2021	$33.84	0.32	14.50	14.82	(0.29)	—	(0.29)	$48.37	44.03%	0.44%	0.44%	0.81%	0.81%	18%	$46,681
2020	$30.56	0.39	3.17	3.56	(0.08)	(0.20)	(0.28)	$33.84	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$5,150
2019(4)	$28.05	0.21	2.30	2.51	—	—	—	$30.56	8.95%	0.44%	0.49%	1.18%	1.13%	33%(5)	$3,979

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$42.58	0.38	8.38	8.76	(0.79)	(0.42)	(1.21)	$50.13	20.75%	0.00%	0.44%	1.56%	1.12%	8%	$2,895,244
2023	$39.21	0.70	3.22	3.92	(0.52)	(0.03)	(0.55)	$42.58	10.12%	0.00%	0.44%	1.66%	1.22%	21%	$2,748,223
2022	$48.54	0.60	(8.40)	(7.80)	(0.57)	(0.96)	(1.53)	$39.21	(16.63)%	0.00%	0.44%	1.41%	0.97%	15%	$1,802,038
2021	$33.97	0.53	14.49	15.02	(0.45)	—	(0.45)	$48.54	44.61%	0.00%	0.44%	1.25%	0.81%	18%	$2,360,362
2020	$30.64	0.54	3.18	3.72	(0.19)	(0.20)	(0.39)	$33.97	12.21%	0.00%	0.48%	1.67%	1.19%	36%	$1,800,919
2019(4)	$28.05	0.37	2.22	2.59	—	—	—	$30.64	9.23%	0.00%	0.49%	2.04%	1.55%	33%(5)	$497,635

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)April 1, 2019 (commencement of sale) through October 31, 2019.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 2406

Semiannual Report

April 30, 2024

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)
G Class (AULNX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	0.0%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.0%

Top Five Industries	% of net assets
Semiconductors and Semiconductor Equipment	15.6%
Software	14.0%
Interactive Media and Services	11.3%
Technology Hardware, Storage and Peripherals	10.6%
Broadline Retail	6.6%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,250.00	$5.09	0.91%
I Class	$1,000	$1,251.40	$3.97	0.71%
Y Class	$1,000	$1,252.40	$3.14	0.56%
A Class	$1,000	$1,248.70	$6.49	1.16%
C Class	$1,000	$1,243.90	$10.66	1.91%
R Class	$1,000	$1,247.10	$7.88	1.41%
R5 Class	$1,000	$1,251.40	$3.97	0.71%
R6 Class	$1,000	$1,252.30	$3.14	0.56%
G Class	$1,000	$1,255.80	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.34	$4.57	0.91%
I Class	$1,000	$1,021.33	$3.57	0.71%
Y Class	$1,000	$1,022.08	$2.82	0.56%
A Class	$1,000	$1,019.10	$5.82	1.16%
C Class	$1,000	$1,015.37	$9.57	1.91%
R Class	$1,000	$1,017.85	$7.07	1.41%
R5 Class	$1,000	$1,021.33	$3.57	0.71%
R6 Class	$1,000	$1,022.08	$2.82	0.56%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Automobiles — 2.3%
Tesla, Inc.(1)	2,792,000	$511,717,760
Beverages — 0.7%
Constellation Brands, Inc., Class A	635,000	160,947,100
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc.(1)	474,000	68,232,300
Biogen, Inc.(1)	321,000	68,957,220
Genmab AS(1)	261,000	72,461,402
Gilead Sciences, Inc.	643,000	41,923,600
Regeneron Pharmaceuticals, Inc.(1)	432,000	384,765,120
		636,339,642
Broadline Retail — 6.6%
Amazon.com, Inc.(1)	8,534,000	1,493,450,000
Building Products — 0.8%
Advanced Drainage Systems, Inc.	934,818	146,766,426
Johnson Controls International PLC	682,000	44,377,740
		191,144,166
Capital Markets — 1.2%
MSCI, Inc.	451,000	210,071,290
Tradeweb Markets, Inc., Class A	562,000	57,161,020
		267,232,310
Chemicals — 0.9%
Ecolab, Inc.	858,000	194,036,700
Commercial Services and Supplies — 0.8%
Cintas Corp.	92,000	60,567,280
Copart, Inc.(1)	2,298,000	124,804,380
		185,371,660
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	650,000	469,885,000
Distributors — 0.2%
Pool Corp.	111,000	40,240,830
Electrical Equipment — 0.6%
Acuity Brands, Inc.	530,000	131,599,000
Electronic Equipment, Instruments and Components — 0.8%
Cognex Corp.	900,000	37,386,000
Keyence Corp.	330,000	145,123,965
		182,509,965
Energy Equipment and Services — 0.5%
Schlumberger NV	2,328,000	110,533,440
Entertainment — 1.9%
Netflix, Inc.(1)	758,000	417,385,120
Financial Services — 6.2%
Block, Inc.(1)	996,000	72,708,000
Mastercard, Inc., Class A	1,926,827	869,384,342
Visa, Inc., Class A	1,667,000	447,772,870
		1,389,865,212
Ground Transportation — 0.3%
JB Hunt Transport Services, Inc.	431,000	70,067,670
6

	Shares	Value
Health Care Equipment and Supplies — 4.1%
Dexcom, Inc.(1)	2,182,000	$277,964,980
Edwards Lifesciences Corp.(1)	1,349,000	114,219,830
IDEXX Laboratories, Inc.(1)	167,000	82,290,920
Insulet Corp.(1)	323,000	55,536,620
Intuitive Surgical, Inc.(1)	1,075,564	398,625,530
		928,637,880
Health Care Providers and Services — 2.3%
UnitedHealth Group, Inc.	1,056,000	510,787,200
Hotels, Restaurants and Leisure — 3.9%
Chipotle Mexican Grill, Inc.(1)	193,000	609,802,800
Wingstop, Inc.	709,000	272,816,110
		882,618,910
Interactive Media and Services — 11.3%
Alphabet, Inc., Class A(1)	5,765,580	938,521,112
Alphabet, Inc., Class C(1)	6,325,160	1,041,374,343
Meta Platforms, Inc., Class A	1,307,000	562,232,190
		2,542,127,645
IT Services — 1.5%
Gartner, Inc.(1)	229,000	94,483,110
Okta, Inc.(1)	2,526,000	234,867,480
		329,350,590
Life Sciences Tools and Services — 0.3%
Waters Corp.(1)	228,000	70,461,120
Machinery — 2.1%
Donaldson Co., Inc.	889,000	64,185,800
Fortive Corp.	1,791,000	134,808,570
Nordson Corp.	440,000	113,603,600
Westinghouse Air Brake Technologies Corp.	705,000	113,561,400
Yaskawa Electric Corp.	865,000	35,640,259
		461,799,629
Oil, Gas and Consumable Fuels — 0.8%
EOG Resources, Inc.	1,331,000	175,865,030
Pharmaceuticals — 2.6%
Eli Lilly & Co.	763,000	595,979,300
Professional Services — 0.3%
Paycom Software, Inc.	318,000	59,777,640
Semiconductors and Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.(1)	810,000	128,287,800
Analog Devices, Inc.	1,246,000	249,960,060
Applied Materials, Inc.	2,454,000	487,487,100
ASML Holding NV	281,000	244,754,571
Lattice Semiconductor Corp.(1)	2,157,000	147,970,200
NVIDIA Corp.	2,615,000	2,259,412,300
		3,517,872,031
Software — 14.0%
Datadog, Inc., Class A(1)	1,497,000	187,873,500
DocuSign, Inc.(1)	2,597,000	146,990,200
Dynatrace, Inc.(1)	3,528,000	159,853,680
Fair Isaac Corp.(1)	246,705	279,598,178
Microsoft Corp.	4,090,401	1,592,515,821
Salesforce, Inc.	1,700,000	457,198,000
7

	Shares	Value
Synopsys, Inc.(1)	191,000	$101,342,690
Zscaler, Inc.(1)	1,361,000	235,371,340
		3,160,743,409
Technology Hardware, Storage and Peripherals — 10.6%
Apple, Inc.	13,948,084	2,375,777,148
Textiles, Apparel and Luxury Goods — 1.6%
Lululemon Athletica, Inc.(1)	1,018,000	367,090,800
TOTAL COMMON STOCKS (Cost $7,122,279,752)		22,431,213,907
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,966)	281,340	286,966
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	196,814	196,814
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $4,001,396), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $3,935,734)		3,935,156
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 7/15/28, valued at $47,846,189), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $46,914,906)		46,908,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 6/30/24 - 2/15/34, valued at $16,058,277), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $15,743,317)		15,741,000
		66,584,156
TOTAL SHORT-TERM INVESTMENTS (Cost $66,780,970)		66,780,970
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,189,347,688)		22,498,281,843
OTHER ASSETS AND LIABILITIES — 0.0%		9,920,582
TOTAL NET ASSETS — 100.0%		$22,508,202,425

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	918,725,500	USD	6,122,473	UBS AG	6/28/24	$(246,701)
USD	68,912,918	JPY	10,289,629,000	UBS AG	6/28/24	3,104,891
USD	3,847,450	JPY	594,541,500	UBS AG	6/28/24	45,019
						$2,903,209

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,189,347,688)	$22,498,281,843
Receivable for investments sold	64,807,539
Receivable for capital shares sold	4,686,353
Unrealized appreciation on forward foreign currency exchange contracts	3,149,910
Dividends and interest receivable	3,035,499
22,573,961,144

Liabilities
Payable for investments purchased	40,133,131
Payable for capital shares redeemed	9,077,771
Unrealized depreciation on forward foreign currency exchange contracts	246,701
Accrued management fees	16,183,267
Distribution and service fees payable	117,849
65,758,719

Net Assets	$22,508,202,425

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,857,447,629
Distributable earnings (loss)	15,650,754,796
$22,508,202,425

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$18,544,613,499	232,992,910	$79.59
I Class, $0.01 Par Value	$1,263,104,204	14,938,892	$84.55
Y Class, $0.01 Par Value	$54,679,365	639,019	$85.57
A Class, $0.01 Par Value	$293,591,710	3,994,132	$73.51
C Class, $0.01 Par Value	$34,417,397	630,483	$54.59
R Class, $0.01 Par Value	$66,852,955	961,085	$69.56
R5 Class, $0.01 Par Value	$48,287,776	570,606	$84.63
R6 Class, $0.01 Par Value	$2,191,134,825	25,642,572	$85.45
G Class, $0.01 Par Value	$11,520,694	130,556	$88.24
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $77.99 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $268,143)	$58,572,041
Interest	1,499,573
Securities lending, net	2,323
60,073,937

Expenses:
Management fees	95,108,584
Distribution and service fees:
A Class	344,819
C Class	167,417
R Class	156,970
Directors' fees and expenses	311,165
Other expenses	5,070
96,094,025
Fees waived(1)	(1,254,320)
94,839,705

Net investment income (loss)	(34,765,768)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	432,976,901
Forward foreign currency exchange contract transactions	2,875,500
Foreign currency translation transactions	(100,886)
435,751,515

Change in net unrealized appreciation (depreciation) on:
Investments	4,159,275,026
Forward foreign currency exchange contracts	1,611,574
Translation of assets and liabilities in foreign currencies	(53,837)
4,160,832,763

Net realized and unrealized gain (loss)	4,596,584,278

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,561,818,510
(1)Amount consists of $1,017,457, $67,703, $2,572, $15,324, $1,907, $3,495, $2,524, $111,964 and $31,374 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$(34,765,768)	$(57,621,784)
Net realized gain (loss)	435,751,515	1,260,343,728
Change in net unrealized appreciation (depreciation)	4,160,832,763	1,268,783,054
Net increase (decrease) in net assets resulting from operations	4,561,818,510	2,471,504,998

Distributions to Shareholders
From earnings:
Investor Class	(1,020,083,784)	(896,713,481)
I Class	(64,765,978)	(46,333,790)
Y Class	(2,358,451)	(215,908)
A Class	(16,424,036)	(11,837,304)
C Class	(2,666,459)	(2,245,082)
R Class	(3,905,887)	(2,878,068)
R5 Class	(2,316,200)	(2,023,455)
R6 Class	(105,888,370)	(55,607,014)
G Class	(562,703)	(14,068)
Decrease in net assets from distributions	(1,218,971,868)	(1,017,868,170)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	951,294,527	1,099,543,835

Net increase (decrease) in net assets	4,294,141,169	2,553,180,663

Net Assets
Beginning of period	18,214,061,256	15,660,880,593
End of period	$22,508,202,425	$18,214,061,256

See Notes to Financial Statements.
11

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.911% for Investor Class, A Class, C Class and R Class, 0.711% for I Class and R5 Class, and 0.561% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

14

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.92%	0.91%
I Class	0.600% to 0.790%	0.72%	0.71%
Y Class	0.450% to 0.640%	0.57%	0.56%
A Class	0.800% to 0.990%	0.92%	0.91%
C Class	0.800% to 0.990%	0.92%	0.91%
R Class	0.800% to 0.990%	0.92%	0.91%
R5 Class	0.600% to 0.790%	0.72%	0.71%
R6 Class	0.450% to 0.640%	0.57%	0.56%
G Class	0.450% to 0.640%	0.57%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $654,810 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 were $757,382,083 and $1,093,758,258, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	4,208,014	$324,991,623	8,060,745	$530,238,612
Issued in reinvestment of distributions	13,015,040	971,442,708	15,165,813	855,808,956
Redeemed	(10,620,559)	(820,518,131)	(17,350,464)	(1,123,638,507)
	6,602,495	475,916,200	5,876,094	262,409,061
I Class/Shares Authorized	220,000,000		220,000,000
Sold	2,812,418	231,866,335	6,602,248	471,376,367
Issued in reinvestment of distributions	699,836	55,447,998	715,408	42,623,986
Redeemed	(2,410,418)	(200,471,959)	(4,549,800)	(318,387,098)
	1,101,836	86,842,374	2,767,856	195,613,255
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	176,359	14,762,929	485,922	32,573,254
Issued in reinvestment of distributions	28,376	2,274,066	2,012	120,975
Redeemed	(67,673)	(5,686,941)	(36,999)	(2,690,871)
	137,062	11,350,054	450,935	30,003,358
A Class/Shares Authorized	60,000,000		60,000,000
Sold	553,683	39,835,289	1,060,340	64,847,082
Issued in reinvestment of distributions	224,648	15,498,430	212,777	11,177,165
Redeemed	(350,616)	(25,419,027)	(626,796)	(38,541,529)
	427,715	29,914,692	646,321	37,482,718
C Class/Shares Authorized	20,000,000		20,000,000
Sold	73,088	3,861,811	126,936	5,906,258
Issued in reinvestment of distributions	44,447	2,283,660	46,222	1,860,437
Redeemed	(86,118)	(4,641,206)	(119,933)	(5,563,701)
	31,417	1,504,265	53,225	2,202,994
R Class/Shares Authorized	25,000,000		25,000,000
Sold	178,256	12,113,196	345,043	20,799,015
Issued in reinvestment of distributions	59,769	3,905,887	57,503	2,878,025
Redeemed	(132,255)	(9,061,016)	(233,772)	(13,665,587)
	105,770	6,958,067	168,774	10,011,453
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	87,036	6,948,289	233,600	16,071,078
Issued in reinvestment of distributions	29,000	2,299,734	33,751	2,012,590
Redeemed	(59,759)	(4,962,399)	(254,594)	(17,990,190)
	56,277	4,285,624	12,757	93,478
R6 Class/Shares Authorized	250,000,000		250,000,000
Sold	5,513,260	450,524,090	11,203,592	771,609,769
Issued in reinvestment of distributions	1,313,014	105,080,514	906,288	54,431,628
Redeemed	(2,681,734)	(221,031,040)	(3,917,306)	(273,261,287)
	4,144,540	334,573,564	8,192,574	552,780,110
G Class/Shares Authorized	80,000,000		80,000,000
Sold	14,752	1,292,792	157,166	11,154,947
Issued in reinvestment of distributions	6,823	562,703	229	14,068
Redeemed	(22,542)	(1,905,808)	(29,305)	(2,221,607)
	(967)	(50,313)	128,090	8,947,408
Net increase (decrease)	12,606,145	$951,294,527	18,296,626	$1,099,543,835

16

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$21,933,233,710	$497,980,197	—
Rights	286,966	—	—
Short-Term Investments	196,814	66,584,156	—
	$21,933,717,490	$564,564,353	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,149,910	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$246,701	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $92,521,399.

17

The value of foreign currency risk derivative instruments as of April 30, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $3,149,910 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $246,701 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,875,500 in net realized gain (loss) on forward foreign currency exchange contract transactions and $1,611,574 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,196,665,749
Gross tax appreciation of investments	$15,443,247,762
Gross tax depreciation of investments	(141,631,668)
Net tax appreciation (depreciation) of investments	$15,301,616,094

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had late-year ordinary loss deferrals of $(55,854,274), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$67.54	(0.14)	16.73	16.59	(4.54)	$79.59	25.00%	0.91%	0.92%	(0.36)%	(0.37)%	4%	$18,544,613
2023	$62.50	(0.24)	9.37	9.13	(4.09)	$67.54	15.91%	0.93%	0.95%	(0.37)%	(0.39)%	20%	$15,289,489
2022	$93.37	(0.30)	(24.63)	(24.93)	(5.94)	$62.50	(28.50)%	0.94%	0.95%	(0.42)%	(0.43)%	13%	$13,781,358
2021	$66.38	(0.38)	29.49	29.11	(2.12)	$93.37	44.70%	0.95%	0.95%	(0.47)%	(0.47)%	8%	$20,198,765
2020	$50.27	(0.21)	18.55	18.34	(2.23)	$66.38	37.77%	0.97%	0.97%	(0.36)%	(0.36)%	6%	$14,648,925
2019	$47.74	(0.06)	5.92	5.86	(3.33)	$50.27	13.83%	0.97%	0.97%	(0.13)%	(0.13)%	13%	$11,308,500
I Class
2024(3)	$71.43	(0.07)	17.73	17.66	(4.54)	$84.55	25.14%	0.71%	0.72%	(0.16)%	(0.17)%	4%	$1,263,104
2023	$65.74	(0.12)	9.90	9.78	(4.09)	$71.43	16.12%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$988,431
2022	$97.72	(0.16)	(25.88)	(26.04)	(5.94)	$65.74	(28.36)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$727,643
2021	$69.25	(0.23)	30.82	30.59	(2.12)	$97.72	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$841,255
2020	$52.25	(0.10)	19.33	19.23	(2.23)	$69.25	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$588,451
2019	$49.39	0.03	6.16	6.19	(3.33)	$52.25	14.05%	0.77%	0.77%	0.07%	0.07%	13%	$365,036

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$72.19	(0.01)	17.93	17.92	(4.54)	$85.57	25.24%	0.56%	0.57%	(0.01)%	(0.02)%	4%	$54,679
2023	$66.30	(0.05)	10.03	9.98	(4.09)	$72.19	16.30%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$36,238
2022	$98.36	(0.04)	(26.08)	(26.12)	(5.94)	$66.30	(28.25)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$3,383
2021	$69.59	(0.11)	31.00	30.89	(2.12)	$98.36	45.21%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$3,099
2020	$52.42	(0.01)	19.41	19.40	(2.23)	$69.59	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$1,708
2019	$49.47	0.10	6.18	6.28	(3.33)	$52.42	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$1,259
A Class
2024(3)	$62.74	(0.22)	15.53	15.31	(4.54)	$73.51	24.87%	1.16%	1.17%	(0.61)%	(0.62)%	4%	$293,592
2023	$58.50	(0.38)	8.71	8.33	(4.09)	$62.74	15.61%	1.18%	1.20%	(0.62)%	(0.64)%	20%	$223,761
2022	$87.98	(0.46)	(23.08)	(23.54)	(5.94)	$58.50	(28.69)%	1.19%	1.20%	(0.67)%	(0.68)%	13%	$170,819
2021	$62.81	(0.56)	27.85	27.29	(2.12)	$87.98	44.35%	1.20%	1.20%	(0.72)%	(0.72)%	8%	$256,161
2020	$47.79	(0.34)	17.59	17.25	(2.23)	$62.81	37.43%	1.22%	1.22%	(0.61)%	(0.61)%	6%	$167,682
2019	$45.67	(0.17)	5.62	5.45	(3.33)	$47.79	13.54%	1.22%	1.22%	(0.38)%	(0.38)%	13%	$116,630

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$47.76	(0.36)	11.73	11.37	(4.54)	$54.59	24.39%	1.91%	1.92%	(1.36)%	(1.37)%	4%	$34,417
2023	$45.85	(0.64)	6.64	6.00	(4.09)	$47.76	14.76%	1.93%	1.95%	(1.37)%	(1.39)%	20%	$28,610
2022	$70.74	(0.76)	(18.19)	(18.95)	(5.94)	$45.85	(29.22)%	1.94%	1.95%	(1.42)%	(1.43)%	13%	$25,028
2021	$51.23	(0.91)	22.54	21.63	(2.12)	$70.74	43.28%	1.95%	1.95%	(1.47)%	(1.47)%	8%	$34,751
2020	$39.65	(0.62)	14.43	13.81	(2.23)	$51.23	36.39%	1.97%	1.97%	(1.36)%	(1.36)%	6%	$24,320
2019	$38.77	(0.43)	4.64	4.21	(3.33)	$39.65	12.69%	1.97%	1.97%	(1.13)%	(1.13)%	13%	$16,676
R Class
2024(3)	$59.65	(0.29)	14.74	14.45	(4.54)	$69.56	24.71%	1.41%	1.42%	(0.86)%	(0.87)%	4%	$66,853
2023	$55.96	(0.51)	8.29	7.78	(4.09)	$59.65	15.31%	1.43%	1.45%	(0.87)%	(0.89)%	20%	$51,020
2022	$84.62	(0.59)	(22.13)	(22.72)	(5.94)	$55.96	(28.86)%	1.44%	1.45%	(0.92)%	(0.93)%	13%	$38,416
2021	$60.62	(0.72)	26.84	26.12	(2.12)	$84.62	44.00%	1.45%	1.45%	(0.97)%	(0.97)%	8%	$41,561
2020	$46.31	(0.46)	17.00	16.54	(2.23)	$60.62	37.08%	1.47%	1.47%	(0.86)%	(0.86)%	6%	$26,729
2019	$44.47	(0.28)	5.45	5.17	(3.33)	$46.31	13.26%	1.47%	1.47%	(0.63)%	(0.63)%	13%	$17,240

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$71.49	(0.07)	17.75	17.68	(4.54)	$84.63	25.14%	0.71%	0.72%	(0.16)%	(0.17)%	4%	$48,288
2023	$65.79	(0.11)	9.90	9.79	(4.09)	$71.49	16.13%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$36,771
2022	$97.78	(0.12)	(25.93)	(26.05)	(5.94)	$65.79	(28.35)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$32,996
2021	$69.29	(0.23)	30.84	30.61	(2.12)	$97.78	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$371
2020	$52.28	(0.12)	19.36	19.24	(2.23)	$69.29	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$258
2019	$49.42	0.01	6.18	6.19	(3.33)	$52.28	14.04%	0.77%	0.77%	0.07%	0.07%	13%	$94
R6 Class
2024(3)	$72.10	(0.01)	17.90	17.89	(4.54)	$85.45	25.23%	0.56%	0.57%	(0.01)%	(0.02)%	4%	$2,191,135
2023	$66.21	(0.02)	10.00	9.98	(4.09)	$72.10	16.32%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$1,549,990
2022	$98.25	(0.05)	(26.05)	(26.10)	(5.94)	$66.21	(28.26)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$881,007
2021	$69.51	(0.11)	30.97	30.86	(2.12)	$98.25	45.22%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$800,782
2020	$52.36	—(4)	19.38	19.38	(2.23)	$69.51	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$509,484
2019	$49.42	0.10	6.17	6.27	(3.33)	$52.36	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$461,623

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$74.13	0.23	18.42	18.65	(4.54)	$88.24	25.58%	0.00%	0.57%	0.55%	(0.02)%	4%	$11,521
2023	$67.60	0.36	10.26	10.62	(4.09)	$74.13	16.98%	0.00%	0.60%	0.56%	(0.04)%	20%	$9,750
2022	$99.61	0.23	(26.30)	(26.07)	(5.94)	$67.60	(27.84)%	0.00%	0.60%	0.52%	(0.08)%	13%	$232
2021	$70.04	0.42	31.27	31.69	(2.12)	$99.61	46.08%	0.00%	0.60%	0.48%	(0.12)%	8%	$10
2020	$52.44	0.37	19.46	19.83	(2.23)	$70.04	39.09%	0.01%	0.62%	0.60%	(0.01)%	6%	$7
2019(5)	$51.28	0.10	1.06	1.16	—	$52.44	2.26%	0.00%	0.62%	0.78%	0.16%	13%(6)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
(5)August 1, 2019 (commencement of sale) through October 31, 2019.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 2406

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 28, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2024